UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09093

E*TRADE Funds

(Exact name of registrant as specified in charter)

4500 Bohannon Drive

Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Elizabeth Gottfried

4500 Bohannon Drive

Menlo Park, CA 94025

(Name and address of agent for service)

Registrant's telephone number, including area code:      650-331-6000

Date of fiscal year end:      December 31, 2008

Date of reporting period:      March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS – 97.5%

AEROSPACE & DEFENSE – 2.7%

Boeing Co. (The) (a)	21,702	$1,613,978
General Dynamics Corp.	11,413	951,502
Goodrich Corp.	3,584	206,116
Honeywell International, Inc.	21,122	1,191,703
L-3 Communications Holdings, Inc.	3,473	379,738
Lockheed Martin Corp. (a)	9,727	965,891
Northrop Grumman Corp.	9,588	746,042
Raytheon Co.	12,098	781,652
Rockwell Collins, Inc.	4,607	263,290
United Technologies Corp.	27,850	1,916,637

		9,016,549
AIR FREIGHT & LOGISTICS – 1.1%

CH Robinson Worldwide, Inc.	4,862	264,493
Expeditors International of Washington, Inc.	6,095	275,372
FedEx Corp.	8,781	813,735
Ryder System, Inc.	1,647	100,319
United Parcel Service, Inc., Class B	29,350	2,143,137

		3,597,056
AIRLINE – 0.1%

Southwest Airlines Co.	20,874	258,838
AUTO COMPONENTS – 0.2%

Goodyear Tire & Rubber Co. (The) (b)	6,905	178,149
Johnson Controls, Inc.	16,848	569,462

		747,611
AUTOMOBILES – 0.3%

Ford Motor Co. (b)	62,624	358,209
General Motors Corp. (a)	16,193	308,477
Harley-Davidson, Inc.	6,767	253,763

		920,449
BEVERAGES – 2.5%

Anheuser-Busch Cos., Inc.	20,292	962,855
Brown-Forman Corp., Class B (a)	2,393	158,464
Coca-Cola Co. (The)	56,712	3,452,059
Coca-Cola Enterprises, Inc.	8,157	197,399
Constellation Brands, Inc., Class A (b)	5,715	100,984
Molson Coors Brewing Co., Class B	3,900	205,023
Pepsi Bottling Group, Inc.	3,993	135,403
PepsiCo, Inc.	45,451	3,281,562

		8,493,749
BIOTECHNOLOGY – 1.4%

Amgen, Inc. (b)	30,861	1,289,373
Applera Corp. — Applied Biosystems Group	4,842	159,108
Biogen Idec, Inc. (b)	8,447	521,095
Celgene Corp. (b)	12,345	756,625
Genzyme Corp. (b)	7,593	565,982
Gilead Sciences, Inc. (a)(b)	26,356	1,358,125

		4,650,308
BUILDING PRODUCTS – 0.1%

Masco Corp.	10,506	208,334
Trane, Inc.	4,935	226,517

		434,851
CAPITAL MARKETS – 2.9%

American Capital Strategies, Ltd. (a)	5,535	189,076
Ameriprise Financial, Inc.	6,440	333,914
Bank of New York Mellon Corp.	32,386	1,351,468
Bear Stearns Cos., Inc. (The) (a)	3,323	34,858
Charles Schwab Corp. (The)	26,642	501,669
E*TRADE Financial Corp. (b)(c)	13,293	51,311
Federated Investors, Inc., Class B	2,483	97,234
Franklin Resources, Inc.	4,462	432,769

	SHARES	VALUE

CAPITAL MARKETS (continued)

Goldman Sachs Group, Inc. (The)	11,211	$1,854,187
Janus Capital Group, Inc.	4,191	97,525
Legg Mason, Inc.	3,799	212,668
Lehman Brothers Holdings, Inc.	15,055	566,670
Merrill Lynch & Co., Inc.	27,567	1,123,080
Morgan Stanley	31,342	1,432,329
Northern Trust Corp.	5,479	364,189
State Street Corp. (a)	10,993	868,447
T. Rowe Price Group, Inc.	7,484	374,200

		9,885,594
CHEMICALS – 1.9%

Air Products and Chemicals, Inc.	6,085	559,820
Dow Chemical Co. (a)	26,661	982,458
DuPont (E.I.) de Nemours & Co.	25,519	1,193,268
Eastman Chemical Co.	2,263	141,324
Ecolab, Inc.	4,984	216,455
Hercules, Inc.	3,245	59,351
International Flavors & Fragrances, Inc.	2,327	102,504
Monsanto Co.	15,549	1,733,714
PPG Industries, Inc.	4,694	284,034
Praxair, Inc.	8,888	748,636
Rohm and Haas Co. (a)	3,557	192,363
Sigma-Aldrich Corp.	3,671	218,975

		6,432,902
COMMERCIAL BANKS – 4.2%

Bank of America Corp.	126,049	4,778,518
BB&T Corp.	15,498	496,866
Comerica, Inc. (c)	4,348	152,528
Fifth Third Bancorp	15,118	316,269
First Horizon National Corp. (a)	3,718	52,089
Huntington Bancshares, Inc.	10,392	111,714
KeyCorp	11,142	244,567
M&T Bank Corp.	2,146	172,710
Marshall & Ilsley Corp.	7,409	171,889
National City Corp.	18,122	180,314
PNC Financial Services Group	9,669	633,996
Regions Financial Corp.	19,681	388,700
SunTrust Banks, Inc.	9,989	550,793
U.S. Bancorp (a)	49,081	1,588,261
Wachovia Corp.	56,239	1,518,453
Wells Fargo & Co.	93,547	2,722,218
Zions Bancorp.	3,040	138,472

		14,218,357
COMMERICIAL SERVICES & SUPPLIES – 0.7%

Allied Waste Industries, Inc. (b)	9,706	104,922
Apollo Group, Inc., Class A (b)	3,937	170,078
Avery Dennison Corp.	3,021	148,784
Cintas Corp.	3,706	105,769
Equifax, Inc.	3,678	126,817
H&R Block, Inc.	9,290	192,860
Monster Worldwide, Inc. (b)	3,683	89,165
Pitney Bowes, Inc.	5,989	209,735
R. R. Donnelley & Sons Co.	6,179	187,285
Robert Half International, Inc.	4,506	115,984
Waste Management, Inc.	14,055	471,686
Western Union Co. (The)	21,271	452,434

		2,375,519
COMMUNICATIONS EQUIPMENT – 2.4%

Ciena Corp. (b)	2,532	78,062
Cisco Systems, Inc. (b)	169,144	4,074,679
Corning, Inc. (a)	44,674	1,073,963
JDS Uniphase Corp. (b)	6,234	83,473
Juniper Networks, Inc. (b)	14,856	371,400
Motorola, Inc. (a)	63,980	595,014
QUALCOMM, Inc.	45,749	1,875,709
Tellabs, Inc. (b)	11,741	63,988

		8,216,288

See Accompanying Note to Schedule of Investments

E*TRADE S&P 500 Index Fund 1

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMPUTERS & PERIPHERALS – 4.4%

Apple, Inc. (b)	24,938	$3,578,603
Cognizant Technology Solutions Corp., Class A (b)	8,276	238,597
Dell, Inc. (b)	63,588	1,266,673
EMC Corp. (b)	59,604	854,721
Hewlett-Packard Co.	69,953	3,194,054
International Business Machines Corp. (a)	39,280	4,522,699
Lexmark International, Inc. (b)	2,783	85,494
NetApp, Inc. (b)	9,910	198,696
QLogic Corp. (b)	4,031	61,876
SanDisk Corp. (b)	6,520	147,156
Sun Microsystems, Inc. (b)	22,495	349,347
Teradata Corp. (b)	5,095	112,396

		14,610,312
CONSTRUCTION & ENGINEERING – 0.2%

Fluor Corp.	2,527	356,711
Jacobs Engineering Group, Inc. (b)	3,431	252,487

		609,198
CONSTRUCTION MATERIALS – 0.1%

Vulcan Materials Co. (a)	3,091	205,242
CONSUMER FINANCE – 0.7%

American Express Co.	32,804	1,434,191
Capital One Financial Corp.	10,583	520,891
Discover Financial Services	13,657	223,565
SLM Corp.	13,239	203,219

		2,381,866
CONTAINERS & PACKAGING – 0.1%

Ball Corp.	2,767	127,116
Bemis Co., Inc.	2,826	71,865
Pactiv Corp. (b)	3,747	98,209
Sealed Air Corp.	4,643	117,236

		414,426
DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,690	188,632
DIVERSIFED FINANCIAL SERVICES – 2.9%

CIT Group, Inc.	5,512	65,317
Citigroup, Inc.	147,730	3,164,377
CME Group, Inc.	1,512	709,279
IntercontinentalExchange, Inc. (b)	2,000	261,000
JPMorgan Chase & Co.	96,377	4,139,392
Leucadia National Corp.	4,868	220,131
Moody’s Corp.	5,836	203,268
NYSE Euronext	7,519	463,997
Principal Financial Group, Inc.	7,330	408,428

		9,635,189
DIVERSIFIED TELECOMMUNICATIONS SERVICES – 3.4%

American Tower Corp., Class A (b)	11,484	450,288
AT+T, Inc. (a)	171,264	6,559,411
CenturyTel, Inc.	3,026	100,584
Citizens Communications Co.	9,437	98,994
Embarq Corp.	4,366	175,077
Qwest Communications International, Inc.	43,627	197,630
Sprint Nextel Corp.	80,839	540,813
Verizon Communications, Inc.	81,463	2,969,326
Windstream Corp.	12,881	153,928

		11,246,051
ELECTRIC UTILITIES – 2.4%

Allegheny Energy, Inc.	4,752	239,976
Ameren Corp.	5,941	261,642
American Electric Power Co., Inc.	11,424	475,581
CenterPoint Energy, Inc.	9,219	131,555
Consolidated Edison, Inc.	7,754	307,834
DTE Energy Co.	4,713	183,289

	SHARES	VALUE

ELECTRIC UTILITIES (continued)

Dynegy, Inc., Class A (a)(b)	14,070	$111,012
Edison International	9,323	457,013
Entergy Corp.	5,424	591,650
Exelon Corp.	18,762	1,524,788
FirstEnergy Corp.	8,649	593,494
FPL Group, Inc.	11,559	725,212
Pepco Holdings, Inc.	5,700	140,904
PG&E Corp.	10,112	372,324
Pinnacle West Capital Corp.	2,881	101,065
PPL Corp.	10,594	486,476
Progress Energy, Inc.	7,409	308,955
Southern Co. (The)	21,698	772,666
TECO Energy, Inc.	6,023	96,067
Xcel Energy, Inc.	12,015	239,699

		8,121,202
ELECTRICAL EQUIPMENT – 0.5%

Cooper Industries, Ltd., Class A	5,001	200,790
Emerson Electric Co.	22,337	1,149,462
Rockwell Automation, Inc.	4,209	241,681

		1,591,933
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%

Agilent Technologies, Inc. (b)	10,358	308,979
Jabil Circuit, Inc.	6,113	57,829
Molex, Inc.	4,082	94,539
Tyco Electronics, Ltd.	13,830	474,646

		935,993
ENERGY EQUIPMENT & SERVICES – 2.3%

Baker Hughes, Inc.	8,779	601,362
BJ Services Co.	8,430	240,339
Cameron International Corp. (b)	6,194	257,918
ENSCO International, Inc.	4,084	255,740
Halliburton Co.	24,974	982,227
Nabors Industries, Ltd. (b)	8,046	271,713
National-Oilwell Varco, Inc. (b)	10,129	591,331
Noble Corp.	7,683	381,615
Rowan Cos., Inc.	3,180	130,952
Schlumberger, Ltd. (a)	33,985	2,956,695
Transocean, Inc.	9,016	1,218,963

		7,888,855
FOOD & STAPLES RETAILING – 2.6%

Costco Wholesale Corp.	12,336	801,470
CVS Corp.	40,629	1,645,881
Kroger Co. (The)	19,087	484,810
Safeway, Inc.	12,490	366,582
Supervalu, Inc.	6,012	180,240
Sysco Corp.	17,126	496,997
Wal-Mart Stores, Inc.	67,045	3,531,931
Walgreen Co.	28,130	1,071,472
Whole Foods Market, Inc. (a)	4,063	133,957

		8,713,340
FOOD PRODUCTS – 1.6%

Archer-Daniels-Midland Co.	18,261	751,623
Campbell Soup Co.	6,247	212,086
ConAgra Foods, Inc.	14,017	335,707
Dean Foods Co.	4,327	86,929
General Mills, Inc.	9,555	572,153
H.J. Heinz Co.	8,942	420,006
Hershey Foods Corp.	4,773	179,799
Kellogg Co.	7,394	388,629
Kraft Foods, Inc., Class A	43,508	1,349,183
McCormick & Co., Inc. (a)	3,741	138,305
Sara Lee Corp.	20,208	282,508
Tyson Foods, Inc., Class A	7,768	123,900
Wm Wrigley Jr. Co.	6,141	385,900

		5,226,728

See Accompanying Note to Schedule of Investments

2 E*TRADE S&P 500 Index Fund

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

GAS UTILITIES – 0.1%

Nicor, Inc.	1,252	$41,955
NiSource, Inc.	7,877	135,799

		177,754
HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%

Baxter International, Inc.	18,001	1,040,818
Becton, Dickinson & Co.	6,965	597,945
Boston Scientific Corp. (b)	38,110	490,476
C.R. Bard, Inc.	2,846	274,354
Covidien, Ltd.	14,227	629,545
Hospira, Inc. (b)	4,495	192,251
Medtronic, Inc.	31,866	1,541,358
Millipore Corp. (a)(b)	1,551	104,553
PerkinElmer, Inc.	3,442	83,469
St. Jude Medical, Inc. (b)	9,755	421,318
Stryker Corp.	6,789	441,624
Thermo Fisher Scientific, Inc. (b)	11,877	675,089
Varian Medical Systems, Inc. (b)	3,566	167,031
Waters Corp. (b)	2,900	161,530
Zimmer Holdings, Inc. (b)	6,616	515,122

		7,336,483
HEALTH CARE PROVIDERS & SERVICES – 1.9%

Aetna, Inc.	14,091	593,090
AmerisourceBergen Corp.	4,613	189,041
Cardinal Health, Inc.	10,118	531,296
CIGNA Corp.	7,947	322,410
Coventry Health Care, Inc. (b)	4,472	180,445
Express Scripts, Inc. (b)	7,173	461,367
Humana, Inc. (b)	4,823	216,360
IMS Health, Inc.	5,202	109,294
Laboratory Corp. of America Holdings (b)	3,135	230,987
McKesson Corp.	8,211	430,010
Medco Health Solutions, Inc. (b)	14,866	650,982
Patterson Cos., Inc. (b)	3,670	133,221
Quest Diagnostics, Inc.	4,541	205,571
Tenet Healthcare Corp. (b)	13,595	76,948
UnitedHealth Group, Inc.	35,508	1,220,055
WellPoint, Inc. (b)	15,377	678,587

		6,229,664
HOME BUILDERS – 0.0%

D.R. Horton, Inc.	7,854	123,701
HOTELS, RESTAURANTS & LEISURE – 1.3%

Carnival Corp.	12,487	505,474
Darden Restaurants, Inc.	4,173	135,831
International Game Technology	8,875	356,864
Marriott International, Inc., Class A	8,539	293,400
McDonald’s Corp. (a)	32,678	1,822,452
Starbucks Corp. (b)	20,725	362,688
Starwood Hotels & Resorts Worldwide, Inc.	5,342	276,449
Wendy’s International, Inc.	2,572	59,310
Wyndham Worldwide Corp.	5,110	105,675
Yum! Brands, Inc.	13,492	502,037

		4,420,180
HOUSEHOLD DURABLES – 0.4%

Black & Decker Corp. (The)	1,728	114,221
Centex Corp.	3,533	85,534
Fortune Brands, Inc.	4,383	304,619
Harman International Industries, Inc.	1,732	75,411
KB Home (a)	2,124	52,527
Leggett & Platt, Inc.	4,755	72,514
Lennar Corp., Class A (a)	4,001	75,259
Newell Rubbermaid	8,016	183,326
Pulte Homes, Inc.	6,256	91,025
Snap-On, Inc.	1,706	86,750
Stanley Works (The)	2,221	105,764
Whirlpool Corp.	2,145	186,143

		1,433,093

	SHARES	VALUE

HOUSEHOLD PRODUCTS – 2.5%

Clorox Co. (The)	3,959	$224,238
Colgate-Palmolive Co.	14,466	1,127,046
Kimberly-Clark Corp.	11,924	769,694
Procter & Gamble Co. (The)	87,324	6,118,793

		8,239,771
INDUSTRIAL CONGLOMERATES – 3.9%

3M Co.	20,080	1,589,332
General Electric Co.	283,345	10,486,598
Textron, Inc.	7,056	391,044
Tyco International, Ltd.	13,760	606,128

		13,073,102
INSURANCE – 3.8%

ACE, Ltd.	9,415	518,390
AFLAC, Inc.	13,471	874,941
Allstate Corp. (The)	15,902	764,250
Ambac Financial Group, Inc.	8,252	47,449
American International Group, Inc.	71,571	3,095,446
Aon Corp.	8,669	348,494
Assurant, Inc.	2,714	165,174
Chubb Corp. (The)	10,505	519,787
Cincinnati Financial Corp.	4,779	181,793
Genworth Financial, Inc., Class A	12,276	277,929
Hartford Financial Services Group, Inc. (The)	8,910	675,111
Lincoln National Corp.	7,507	390,364
Loews Corp.	12,475	501,745
Marsh & McLennan Cos., Inc.	14,784	359,990
MBIA, Inc. (a)	5,738	70,118
Metlife, Inc. (a)	20,122	1,212,552
Progressive Corp. (The)	19,248	309,315
Prudential Financial, Inc.	12,655	990,254
SAFECO Corp.	2,546	111,718
Torchmark Corp.	2,581	155,144
Travelers Cos., Inc. (The)	17,601	842,208
UnumProvident Corp.	9,844	216,666
XL Capital, Ltd., Class A	5,048	149,168

		12,778,006
INTERNET & CATALOG RETAIL – 0.5%

Amazon.com, Inc. (b)	8,752	624,018
eBay, Inc. (b)	31,651	944,466
Expedia, Inc. (b)	6,000	131,340
IAC/InterActiveCorp. (b)	5,308	110,194

		1,810,018
INTERNET SOFTWARE & SERVICES – 1.3%

Akamai Technologies, Inc. (b)	4,739	133,450
Google, Inc., Class A (a)(b)	6,580	2,898,293
VeriSign, Inc. (b)	6,054	201,235
Yahoo!, Inc. (b)	37,942	1,097,662

		4,330,640
IT SERVICES – 0.6%

Affiliated Computer Services, Inc., Class A (b)	2,723	136,450
Automatic Data Processing, Inc.	14,833	628,771
Computer Sciences Corp. (b)	4,711	192,162
Convergys Corp. (b)	3,596	54,156
Electronic Data Systems Corp.	14,564	242,491
Fidelity National Information Services, Inc.	4,861	185,399
Fiserv, Inc. (b)	4,740	227,947
Paychex, Inc.	9,184	314,644
Total System Services, Inc.	5,697	134,791
Unisys Corp. (b)	9,994	44,273

		2,161,084
LEISURE EQUIPMENT & PRODUCTS – 0.1%

Brunswick Corp.	2,597	41,474
Eastman Kodak Co.	8,213	145,124
Hasbro, Inc.	4,046	112,883

See Accompanying Note to Schedule of Investments

E*TRADE S&P 500 Index Fund 3

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

LEISURE EQUIPMENT & PRODUCTS (continued)

Mattel, Inc.	10,253	$204,035

		503,516
MACHINERY – 1.8%

Caterpillar, Inc.	17,705	1,386,124
Cummins, Inc.	5,737	268,606
Danaher Corp. (a)	7,225	549,317
Deere & Co.	12,372	995,204
Dover Corp.	5,445	227,492
Eaton Corp.	4,169	332,144
Illinois Tool Works, Inc.	11,362	547,989
Ingersoll-Rand Co., Ltd., Class A (a)	7,736	344,871
ITT Industries, Inc.	5,182	268,479
Manitowoc Co., Inc. (The)	3,694	150,715
PACCAR, Inc.	10,404	468,180
Pall Corp.	3,478	121,973
Parker-Hannifin Corp.	4,781	331,180
Terex Corp. (b)	2,882	180,125

		6,172,399
MEDIA – 2.8%

CBS Corp., Class B	19,315	426,475
Clear Channel Communications, Inc.	14,127	412,791
Comcast Corp., Class A	85,438	1,652,371
DIRECTV Group Inc., (The) (b)	20,217	501,179
E.W. Scripps Co., Class A (a)	2,540	106,705
Gannett Co., Inc.	6,520	189,406
Interpublic Group Cos., Inc. (The) (b)	13,369	112,433
McGraw-Hill Cos., Inc. (The)	9,159	338,425
Meredith Corp.	1,119	42,802
New York Times Co. (The), Class A	4,012	75,747
News Corp., Inc., Class A	65,287	1,224,131
Omnicon Group, Inc.	9,097	401,905
Time Warner, Inc.	101,478	1,422,722
Viacom, Inc., Class B (b)	18,185	720,490
Walt Disney Co. (The)	53,430	1,676,633
Washington Post Co. (The), Class B	166	109,809

		9,414,024
METAL FABRICATE / HARDWARE – 0.1%

Precision Castparts Corp.	3,945	402,706
METALS & MINING – 1.1%

Alcoa, Inc.	23,107	833,238
Allegheny Technologies, Inc.	2,864	204,375
Freeport-McMoRan Copper & Gold, Inc., Class B	10,861	1,045,045
Newmont Mining Corp.	12,921	585,321
Nucor Corp.	8,173	553,639
Titanium Metals Corp.	2,600	39,130
United States Steel Corp.	3,342	424,000

		3,684,748
MULTI-LINE RETAIL – 0.8%

Big Lots, Inc. (b)	2,603	58,047
Dillard’s, Inc., Class A	1,750	30,118
Family Dollar Stores, Inc.	4,044	78,858
J. C. Penney Co., Inc. (Holding Co.)	6,342	239,157
Kohl’s Corp. (b)	8,900	381,721
Macy’s, Inc.	12,406	286,082
Nordstrom, Inc.	5,079	165,575
Sears Holding Corp. (a)(b)	2,100	214,389
Target Corp.	23,230	1,177,296

		2,631,243
MULTI-UTILITIES & UNREGULATED POWER – 1.0%

AES Corp. (The) (b)	19,134	318,964
CMS Energy Corp.	6,452	87,360
Constellation Energy Group, Inc.	5,048	445,587
Dominion Resources, Inc.	16,311	666,141
Duke Energy Corp.	35,834	639,637
Integrys Energy Group, Inc.	2,238	104,380
Public Service Enterprise Group, Inc.	14,427	579,821

	SHARES	VALUE

MULTI-UTILITIES & UNREGULATED POWER (continued)

Sempra Energy	7,414	$395,018

		3,236,908
OFFICE ELECTRONICS – 0.1%

Xerox Corp.	26,036	389,759
OIL & GAS – 10.7%

Anadarko Petroleum Corp.	13,281	837,101
Apache Corp.	9,448	1,141,507
Ashland, Inc.	1,646	77,856
Chesapeake Energy Corp.	12,980	599,027
ChevronTexaco Corp.	58,926	5,029,923
ConocoPhillips (a)	44,308	3,376,713
Consol Energy, Inc.	5,217	360,964
Devon Energy Corp.	12,609	1,315,497
El Paso Corp.	20,048	333,599
EOG Resources, Inc.	7,009	841,080
Exxon Mobil Corp. (a)	151,808	12,839,921
Hess Corp.	7,914	697,857
Marathon Oil Corp.	20,117	917,335
Murphy Oil Corp.	5,394	443,063
Noble Energy, Inc.	4,896	356,429
Occidental Petroleum Corp. (a)	23,340	1,707,788
Peabody Energy Corp.	7,689	392,139
Questar Corp.	4,940	279,406
Range Resources Corp.	4,273	271,122
Smith International	5,738	368,552
Spectra Energy Corp.	18,089	411,525
Sunoco, Inc.	3,385	177,611
Tesoro Corp.	4,000	120,000
Valero Energy Corp.	15,170	744,999
Weatherford International, Ltd. (b)	9,643	698,828
Williams Cos., Inc. (The)	16,600	547,468
XTO Energy, Inc.	14,480	895,733

		35,783,043
PAPER & FOREST PRODUCTS – 0.3%

International Paper Co.	12,137	330,126
MeadWestvaco Corp.	4,933	134,276
Weyerhauser Co.	5,946	386,728

		851,130
PERSONAL PRODUCTS – 0.2%

Avon Products, Inc.	12,109	478,790
Estee Lauder Cos., Inc. (The), Class A	3,238	148,462

		627,252
PHARMACEUTICALS – 6.0%

Abbott Laboratories	43,860	2,418,879
Allergan, Inc.	8,680	489,465
Barr Pharmaceuticals, Inc. (b)	3,061	147,877
Bristol-Myers Squibb Co.	56,165	1,196,315
Eli Lilly & Co.	28,068	1,448,028
Forest Laboratories, Inc. (b)	8,835	353,488
Johnson & Johnson	80,375	5,213,926
King Pharmaceuticals, Inc. (b)	7,003	60,926
Merck & Co., Inc.	61,440	2,331,648
Mylan Laboratories, Inc. (a)	8,903	103,275
Pfizer, Inc. (a)	191,844	4,015,295
Schering-Plough Corp.	45,996	662,802
Watson Pharmaceuticals, Inc. (b)	3,019	88,517
Wyeth	37,965	1,585,418

		20,115,859
REAL ESTATE – 1.2%

Apartment Investment & Management Co., Class A	2,603	93,213
AvalonBay Communities, Inc.	2,180	210,414
Boston Properties, Inc.	3,406	313,590
CB Richard Ellis Group, Inc. (b)	4,930	106,685
Developers Diversified Realty Corp.	3,389	141,931
Equity Residential	7,651	317,440
General Growth Properties, Inc., REIT	7,575	289,138

See Accompanying Note to Schedule of Investments

4 E*TRADE S&P 500 Index Fund

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

	SHARES	VALUE

REAL ESTATE (continued)

HCP, Inc.	6,301	$213,037
Host Hotels & Resorts, Inc.	14,945	237,924
Kimco Realty Corp.	7,218	282,729
Plum Creek Timber Co., Inc.	4,856	197,639
Prologis	7,353	432,798
Public Storage, Inc.	3,562	315,664
Simon Property Group, Inc.	6,328	587,934
Vornado Realty Trust	3,828	330,012

		4,070,148
ROAD & RAIL – 0.9%

Burlington Northern Santa Fe Corp.	8,398	774,464
CSX Corp.	11,445	641,721
Norfolk Southern Corp.	10,678	580,029
Union Pacific Corp.	7,397	927,436

		2,923,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%

Advanced Micro Devices, Inc. (a)(b)	17,141	100,961
Altera Corp.	8,719	160,691
Analog Devices, Inc.	8,340	246,197
Applied Materials, Inc.	38,409	749,360
Broadcom Corp., Class A (b)	13,424	258,680
Intel Corp.	164,235	3,478,497
KLA-Tencor Corp.	5,212	193,365
Linear Technology Corp.	6,353	194,974
LSI Logic Corp. (a)(b)	18,758	92,852
MEMC Electronic Materials, Inc. (b)	6,481	459,503
Microchip Technology, Inc.	5,435	177,888
Micron Technology, Inc. (b)	21,659	129,304
National Semiconductor Corp.	6,436	117,908
Novellus Systems, Inc. (b)	2,893	60,898
NVIDIA Corp. (b)	15,764	311,970
Teradyne, Inc. (b)	4,973	61,765
Texas Instruments, Inc.	37,634	1,063,913
Xilinx, Inc.	8,124	192,945

		8,051,671
SOFTWARE – 3.3%

Adobe Systems, Inc. (b)	16,144	574,565
Autodesk, Inc. (b)	6,582	207,201
BMC Software, Inc. (b)	5,451	177,267
CA, Inc. (a)	11,122	250,245
Citrix Systems, Inc. (b)	5,257	154,188
Compuware Corp. (b)	7,780	57,105
Electronic Arts, Inc. (b)	9,069	452,724
Intuit, Inc. (b)	9,299	251,166
Microsoft Corp. (a)	227,115	6,445,524
Novell, Inc. (b)	10,305	64,818
Oracle Corp. (b)	112,228	2,195,180
Symantec Corp. (b)	24,017	399,163

		11,229,146
SPECIALTY RETAIL – 1.6%

Abercrombie & Fitch Co., Class A	2,444	178,754
AutoNation, Inc. (b)	4,062	60,808
AutoZone, Inc. (b)	1,219	138,759
Bed Bath & Beyond, Inc. (b)	7,432	219,244
Best Buy Co., Inc.	10,042	416,341
GameStop Corp., Class A (b)	4,556	235,591
Gap, Inc. (The)	12,903	253,931
Home Depot, Inc. (The)	47,886	1,339,371
Limited Brands, Inc.	8,948	153,011
Lowe’s Cos., Inc.	41,501	952,033
Office Depot, Inc. (b)	7,946	87,803
OfficeMax, Inc.	2,165	41,438
RadioShack Corp.	3,896	63,310
Sherwin-Williams Co. (The)	2,892	147,608
Staples, Inc.	19,890	439,768
Tiffany & Co.	3,652	152,800

	SHARES	VALUE

SPECIALTY RETAIL (continued)

TJX Cos., Inc. (The)	12,400	$410,068

		5,290,638
TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Coach, Inc. (b)	9,985	301,048
Jones Apparel Group, Inc.	2,511	33,698
Liz Claiborne, Inc.	3,004	54,523
NIKE, Inc., Class B	10,864	738,752
Polo Ralph Lauren Corp. (a)	1,670	97,344
V.F. Corp.	2,488	192,845

		1,418,210
THRIFTS & MORTGAGE FINANCE – 0.6%

Countrywide Financial Corp. (a)	16,484	90,662
Federal Home Loan Mortgage Corp.	18,332	464,166
Federal National Mortgage Corp.	27,759	730,617
Hudson City Bancorp, Inc.	14,708	260,037
MGIC Investment Corp.	3,379	35,581
Sovereign Bancorp, Inc.	10,378	96,723
Washington Mutual, Inc. (a)	25,060	258,118

		1,935,904
TOBACCO – 1.5%

Altria Group, Inc.	59,823	1,328,071
Philip Morris International, Inc. (b)	59,823	3,025,847
Reynolds American, Inc.	4,896	289,011
UST, Inc.	4,241	231,219

		4,874,148
TRADING COMPANIES & DISTRIBUTORS – 0.0%

W.W. Grainger, Inc.	1,904	145,447

TOTAL COMMON STOCKS (Cost $302,204,440)		326,882,083

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 2.4%

BlackRock Liquidity Funds
TempCash Portfolio	7,150,307	7,150,307

U.S. Treasury Bill 1.98% (d), 07/24/2008 (e)	$750,000	746,770

TOTAL SHORT-TERM INVESTMENTS (Cost $7,895,605)		7,897,077

TOTAL INVESTMENTS - 99.9% (COST $310,100,045) (f)		334,779,160
OTHER ASSETS LESS LIABILITIES- 0.1%		480,834

TOTAL NET ASSETS - 100.0%		$335,259,994

(a)	Securities (or a portion of securities) on loan. As of March 31, 2008, the market value of securities loaned was $57,493,260. The loans were secured with cash collateral of $58,812,455.

(b)	Non-income producing.

See Accompanying Note to Schedule of Investments

E*TRADE S&P 500 Index Fund 5

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

(c)

Affiliated Issuers. Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in section 2 (a) (3) of the Investment Company Act of 1940) are as follows:

Name of Issuer	# of Shares Held at Start of Period	Gross Additions	# of Shares Held at End of Period	Value at End of Period

Comerica, Inc.	4,348	—	4,348	$ 152,528
E*Trade Financial Corp.	12,268	1,025	13,293	51,311

(d)	Yield to Maturity.

(e)	Security with an aggregate market value of $746,770 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2008:

Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation

24	S&P 500 Futures	06/19/2008	$ 7,944,000	$ 31,990

(f)	At March 31, 2008, the cost of investments for Federal income tax purposes is $310,100,045.

	Unrealized appreciation (depreciation) is as follows:

	Gross Unrealized Appreciation	$62,563,690
	Gross Unrealized Depreciation	(37,884,575)

	Net Unrealized
	Appreciation/Depreciation	$24,679,115

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*

Level 1 – Quoted Prices	$334,032,390	$31,990
Level 2 – Other Significant Observable Inputs	746,770	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$334,779,160	$31,990

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

OIL & GAS	$35,783,043	10.7%
PHARMACEUTICALS	20,115,859	6.0%
COMPUTERS & PERIPHERALS	14,610,312	4.4%
COMMERCIAL BANKS	14,218,357	4.2%
INDUSTRIAL CONGLOMERATES	13,073,102	3.9%
INSURANCE	12,778,006	3.8%
DIVERSIFIED TELECOMMUNICATIONS SERVICES	11,246,051	3.4%
SOFTWARE	11,229,146	3.3%
CAPITAL MARKETS	9,885,594	2.9%
DIVERSIFED FINANCIAL SERVICES	9,635,189	2.9%
MEDIA	9,414,024	2.8%
AEROSPACE & DEFENSE	9,016,549	2.7%
FOOD & STAPLES RETAILING	8,713,340	2.6%
BEVERAGES	8,493,749	2.5%
HOUSEHOLD PRODUCTS	8,239,771	2.5%
COMMUNICATIONS EQUIPMENT	8,216,288	2.4%
ELECTRIC UTILITIES	8,121,202	2.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,051,671	2.4%
ENERGY EQUIPMENT & SERVICES	7,888,855	2.3%
HEALTH CARE EQUIPMENT & SUPPLIES	7,336,483	2.2%
CHEMICALS	6,432,902	1.9%
HEALTH CARE PROVIDERS & SERVICES	6,229,664	1.9%
MACHINERY	6,172,399	1.8%
SPECIALTY RETAIL	5,290,638	1.6%
FOOD PRODUCTS	5,226,728	1.6%
TOBACCO	4,874,148	1.5%
BIOTECHNOLOGY	4,650,308	1.4%
HOTELS, RESTAURANTS & LEISURE	4,420,180	1.3%
INTERNET SOFTWARE & SERVICES	4,330,640	1.3%
REAL ESTATE	4,070,148	1.2%
METALS & MINING	3,684,748	1.1%
AIR FREIGHT & LOGISTICS	3,597,056	1.1%
MULTI-UTILITIES & UNREGULATED POWER	3,236,908	1.0%
ROAD & RAIL	2,923,650	0.9%
MULTI-LINE RETAIL	2,631,243	0.8%
CONSUMER FINANCE	2,381,866	0.7%
COMMERICIAL SERVICES & SUPPLIES	2,375,519	0.7%
IT SERVICES	2,161,084	0.6%
THRIFTS & MORTGAGE FINANCE	1,935,904	0.6%
INTERNET & CATALOG RETAIL	1,810,018	0.5%
ELECTRICAL EQUIPMENT	1,591,933	0.5%
HOUSEHOLD DURABLES	1,433,093	0.4%
TEXTILES, APPAREL & LUXURY GOODS	1,418,210	0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS	935,993	0.3%
AUTOMOBILES	920,449	0.3%
PAPER & FOREST PRODUCTS	851,130	0.3%
AUTO COMPONENTS	747,611	0.2%
PERSONAL PRODUCTS	627,252	0.2%
CONSTRUCTION & ENGINEERING	609,198	0.2%
LEISURE EQUIPMENT & PRODUCTS	503,516	0.1%
BUILDING PRODUCTS	434,851	0.1%
CONTAINERS & PACKAGING	414,426	0.1%
METAL FABRICATE / HARDWARE	402,706	0.1%
OFFICE ELECTRONICS	389,759	0.1%
AIRLINE	258,838	0.1%
CONSTRUCTION MATERIALS	205,242	0.1%
DISTRIBUTORS	188,632	0.1%
GAS UTILITIES	177,754	0.1%
TRADING COMPANIES & DISTRIBUTORS	145,447	0.0%
HOME BUILDERS	123,701	0.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	8,377,911	2.5%

	$335,259,994	100.0%

See Accompanying Note to Schedule of Investments

6 E*TRADE S&P 500 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS – 97.9%

ADVERTISING – 0.2%

Gaiam, Inc., Class A (a)	1,536	$26,603
Greenfield Online, Inc. (a)	2,001	23,731
inVentiv Health, Inc. (a)	2,878	82,914
Marchex, Inc., Class B (b)	2,580	25,747
ValueVision Media, Inc., Class A (a)	2,827	15,661

		174,656
AEROSPACE/DEFENSE – 1.2%

AAR Corp. (a)(b)	3,448	94,026
Aerovironment, Inc. (a)	671	13,721
ARGON ST, Inc. (a)	1,184	20,139
Curtiss-Wright Corp.	3,991	165,546
Esterline Technologies Corp. (a)	2,628	132,371
GenCorp., Inc. (a)	5,173	53,229
HEICO Corp. (b)	2,303	112,270
Innovative Solutions & Support (a)(b)	1,133	11,975
Kaman Corp.	2,187	61,870
Moog, Inc., Class A (a)	3,414	144,104
MTC Technologies, Inc. (a)	870	20,688
Orbital Sciences Corp. (a)	5,347	128,862
Teledyne Technologies, Inc. (a)	3,150	148,049
TransDigm Group, Inc. (a)	865	32,047
Triumph Group, Inc.	1,462	83,231

		1,222,128
AGRICULTURE – 0.2%

Alico, Inc.	359	15,849
Alliance One International, Inc. (a)	8,496	51,315
Andersons, Inc. (The)	1,438	64,148
Cadiz Inc. (a)(b)	1,096	16,855
Maui Land & Pineapple Co., Inc. (a)	408	13,010
Tejon Ranch Co. (a)	1,030	38,439

		199,616
AIRLINE – 0.4%

Airtran Holdings, Inc. (a)	8,460	55,835
Alaska Air Group, Inc. (a)	3,379	66,295
Allegiant Travel Co. (a)	502	13,263
ExpressJet Holdings, Inc. (a)	4,999	13,147
JetBlue Airways Corp. (a)(b)	15,857	91,971
Pinnacle Airlines Corp. (a)	1,814	15,836
Republic Airways Holdings, Inc. (a)	2,880	62,381
SkyWest, Inc.	5,487	115,885

		434,613
APPAREL – 1.0%

Carter’s, Inc. (a)	5,188	83,786
Cherokee, Inc. (b)	719	24,209
Columbia Sportswear Co. (b)	1,228	54,069
Deckers Outdoor Corp. (a)	1,149	123,885
G-III Apparel Group, Ltd. (a)	1,199	16,091
Gymboree Corp. (a)	2,575	102,691
Heelys, Inc. (a)(b)	644	2,763
Iconix Brand Group, Inc. (a)	4,503	78,127
K-Swiss, Inc., Class A	2,383	37,699
Maidenform Brands, Inc. (a)	2,119	34,476
Oxford Industries, Inc.	1,230	27,712
Perry Ellis International, Inc. (a)	1,010	22,048
Quiksilver, Inc. (a)	11,173	109,607
Skechers U.S.A., Inc., Class A (a)	1,880	37,995
Timberland Co., Class A (a)	4,243	58,256
True Religion Apparel, Inc. (a)(b)	1,245	23,095
Volcom, Inc. (a)	1,350	27,284
Warnaco Group, Inc. (The) (a)	4,172	164,544
Weyco Group, Inc.	611	18,128

		1,046,465
AUTO MANUFACTURERS – 0.3%

CLARCOR, Inc.	4,621	164,277
Force Protection, Inc. (a)(b)	6,328	12,719
Smith (A.O.) Corp.	1,848	60,744

	SHARES	VALUE

AUTO MANUFACTURERS (continued)

Wabash National Corp.	2,815	$25,307

		263,047
AUTO PARTS & EQUIPMENT – 1.0%

Accuride Corp. (a)	2,100	17,178
Aftermarket Technology Corp. (a)	1,940	37,714
American Axle & Manufacturing Holdings	3,973	81,447
Amerigon, Inc. (a)	1,993	29,496
ArvinMeritor, Inc.	6,416	80,264
Commercial Vehicle Group, Inc. (a)	2,059	20,405
Cooper Tire & Rubber Co.	5,477	81,991
Exide Technologies (a)(b)	6,877	90,089
Hayes Lemmerz International, Inc. (a)	9,738	27,169
Lear Corp. (a)	6,910	179,038
Miller Industries, Inc. (TN) (a)	902	8,686
Modine Manufacturing Co.	2,879	41,717
Noble International, Ltd.	1,084	6,775
Spartan Motors, Inc.	2,968	25,109
Standard Motor Products, Inc.	1,451	8,880
Superior Industries International, Inc. (b)	2,105	43,679
Tenneco, Inc. (a)	4,171	116,538
Titan International, Inc.	2,242	68,628
Visteon Corp. (a)(b)	11,513	43,289

		1,008,092
BANKS – 7.4%

1st Source Corp.	1,343	28,270
Abington Bancorp, Inc.	987	10,186
AMCORE Financial, Inc.	1,948	39,642
Americanwest Bancorp	1,666	14,528
Ameris Bancorp	1,203	19,320
Anchor BanCorp Wisconsin, Inc.	1,845	35,000
Apollo Investment Corp. (b)	10,751	170,188
BancFirst Corp.	735	33,648
Banco Latinoamericano de Exportaciones, SA, Class E	2,509	38,639
Bancorp, Inc. (a)	982	11,863
Bank Mutual Corp.	4,425	47,525
Bank of the Ozarks, Inc. (b)	1,097	26,218
BankAtlantic Bancorp, Inc., Class A	4,130	16,148
BankFinancial Corp.	2,137	34,000
BankUnited Financial Corp., Class A (b)	2,945	14,754
Banner Corp.	1,395	32,141
Beneficial Mutual Bancorp, Inc. (a)	3,284	32,479
Berkshire Hills Bancorp, Inc.	994	25,039
Boston Private Financial Holdings, Inc.	3,289	34,831
Brookline Bancorp, Inc.	5,248	60,247
Capital City Bank Group, Inc. (b)	1,073	31,117
Capital Corp of The West	879	7,050
Capital Southwest Corp.	280	34,642
Capitol Bancorp, Ltd. (b)	1,310	27,693
Cascade Bancorp (b)	2,070	19,789
Cass Information Systems, Inc. (b)	603	19,031
Cathay General Bancorp (b)	4,599	95,337
Centennial Bank Holdings, Inc. (a)	4,526	28,423
Center Financial Corp.	926	8,390
Central Pacific Financial Corp.	2,591	48,840
Chemical Financial Corp.	2,288	54,546
Citizens Republic Bancorp, Inc.	6,723	83,567
City Bank	1,329	29,597
City Holding Co.	1,458	58,174
Clifton Savings Bancorp, Inc.	1,236	12,459
CoBiz Financial, Inc.	1,705	22,199
Columbia Banking System, Inc.	1,589	35,562
Community Bancorp (Nevada) (a)	960	13,018
Community Bank System, Inc. (California)	2,775	68,154
Community Trust Bancorp, Inc.	1,420	41,606
Corus Bankshares, Inc. (b)	3,589	34,921
CVB Financial Corp.	5,976	62,210
Dime Community Bancshares	2,320	40,554
Downey Financial Corp.	1,875	34,463

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 7

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

BANKS (continued)

Enterprise Financial Services Corp. (b)	872	$21,800
FBR Capital Markets Corp. (a)	3,025	20,419
First Bancorp North Carolina	1,099	21,903
First Bancorp Puerto Rico	8,554	86,909
First Busey Corp., Class A (b)	2,305	48,682
First Charter Corp.	3,158	84,350
First Commonwealth Financial Corp. (b)	6,843	79,310
First Community Bancorp	2,194	58,909
First Community Bancshares, Inc.	926	33,725
First Financial Bancorp	3,061	41,170
First Financial Bankshares, Inc.	1,919	78,641
First Financial Corp.	1,217	37,459
First Financial Holdings, Inc.	1,100	25,806
First Merchants Corp.	1,689	48,204
First Midwest Bancorp, Inc.	4,468	124,076
First Niagara Financial Group, Inc.	9,534	129,567
First Place Financial Corp.	1,617	21,021
First Regional Bancorp (California) (a)	756	12,398
First South Bancorp, Inc. (North Carolina) (b)	769	17,303
First State Bancorp	1,885	25,240
FirstFed Financial Corp. (a)(b)	1,268	34,426
FirstMerit Corp.	7,251	149,806
Flagstar Bancorp, Inc.	4,102	29,616
Flushing Financial Corp.	1,947	34,228
FNB Corp. (b)	5,360	83,670
Franklin Bank Corp. (a)	2,287	6,930
Frontier Financial Corp. (b)	3,820	67,538
Glacier Bancorp, Inc.	4,679	89,696
Great Southern Bancorp, Inc.	972	15,173
Greene Bancshares, Inc.	1,112	19,671
Hancock Holding Co. (b)	2,376	99,840
Hanmi Financial Corp.	3,746	27,683
Harleysville National Corp.	2,671	38,516
Heartland Financial USA, Inc. (b)	1,171	24,778
Heritage Commerce Corp.	1,302	23,866
Home Bancshares, Inc., Cornway, AR	1,057	22,060
Horizon Financial Corp.	1,147	15,840
IBERIABANK Corp.	1,070	47,348
Imperial Capital Bancorp, Inc.	514	11,113
Independent Bank Corp. (Massachusetts) (b)	1,309	38,681
Independent Bank Corp. (Michigan)	2,082	21,611
Integra Bank Corp.	1,915	31,023
International Bancshares Corp.	4,616	104,229
Investors Bancorp, Inc. (a)	4,720	72,452
Irwin Financial Corp.	1,735	9,213
K-Fed Bancorp (b)	452	5,157
Kearny Financial Corp.	2,024	22,163
Lakeland Bancorp, Inc.	1,853	23,959
Lakeland Financial Corp.	1,119	25,345
Macatawa Bank Corp. (b)	1,411	14,689
MainSource Financial Group, Inc.	1,749	27,110
MB Financial, Inc.	3,121	96,064
Midwest Banc Holdings, Inc.	1,989	25,419
Nara Bancorp, Inc.	1,968	25,564
NASB Financial, Inc. (b)	367	9,615
National Penn Bancshares, Inc.	7,027	127,821
NBT Bancorp, Inc.	2,997	66,533
NewAlliance Bancshares, Inc.	10,195	124,991
Northfield Bancorp, Inc. (New Jersey) (a)(b)	1,811	18,563
Northwest Bancorp, Inc.	1,690	46,188
Old National Bancorp (Indiana)	5,899	106,182
Old Second Bancorp, Inc.	1,238	32,881
Omega Financial Corp.	1,168	36,442
Oriental Financial Group, Inc.	1,947	38,375
Oritani Financial Corp. (a)	1,219	18,492
Pacific Capital Bancorp (b)	4,176	89,784
Park National Corp.	1,075	76,164
Peoples Bancorp, Inc.	983	23,700
PFF Bancorp, Inc. (b)	2,214	18,420
Pinnacle Financial Partners, Inc. (a)	1,977	50,611

	SHARES	VALUE

BANKS (continued)

Preferred Bank (California)	850	$14,187
PrivateBancorp, Inc. (b)	1,737	54,663
Prosperity Bancshares, Inc.	3,154	90,394
Provident Bankshares Corp.	2,863	30,749
Provident Financial Services, Inc.	5,715	80,810
Provident New York Bancorp	3,563	48,101
Renasant Corp.	1,881	42,323
Republic Bancorp, Inc., Class A	874	16,501
Rockville Financial, Inc.	811	11,111
Roma Financial Corp. (b)	941	14,030
Royal Bancshares of Pennsylvania, Class A (b)	446	6,454
Royal Bank of Canada	2,422	112,624
S&T Bancorp, Inc.	2,293	73,766
Sanders Morris Harris Group, Inc.	1,569	12,803
Sandy Spring Bancorp, Inc.	1,446	39,794
Santander BanCorp	406	4,105
SCBT Financial Corp.	845	28,561
Seacoast Banking Corp. of Florida (b)	1,342	14,695
Security Bank Corp. (b)	1,899	15,097
Sierra Bancorp (b)	699	15,105
Signature Bank (a)	2,635	67,193
Simmons First National Corp., Class A	1,323	39,333
South Financial Group, Inc. (The)	6,663	99,012
Southside Bancshares, Inc.	1,024	24,642
Southwest Bancorp, Inc.	1,312	22,973
Sterling Bancorp (New York)	1,742	27,053
Sterling Bancshares, Inc.	6,919	68,775
Sterling Financial Corp. (Pennsylvania)	2,486	43,381
Sterling Financial Corp. (Washington)	4,553	71,072
Suffolk Bancorp	955	30,254
Sun Bancorp, Inc. (New Jersey) (a)	1,346	17,727
Superior Bancorp (a)	3,205	15,929
Susquehanna Bancshares, Inc.	7,670	156,238
SVB Financial Group (a)	2,907	126,861
SY Bancorp, Inc.	1,140	26,494
Taylor Capital Group, Inc.	563	9,244
Texas Capital Bancshares, Inc. (a)	2,160	36,461
TierOne Corp.	1,665	18,781
Tompkins Financial Corp.	615	30,258
TriCo Bancshares	1,279	22,139
TrustCo Bank Corp. (New York)	6,946	61,750
Trustmark Corp.	4,410	98,255
UCBH Holdings, Inc.	8,978	69,669
UMB Financial Corp.	2,790	114,948
Umpqua Holdings Corp. (b)	5,440	84,374
Union Bankshares Corp.	1,227	23,767
United Bankshares, Inc.	3,403	90,690
United Community Banks, Inc. (b)	3,745	63,590
United Community Financial Corp.	2,516	15,599
United Security Bancshares (California) (b)	754	12,667
Univest Corp. of Pennsylvania	1,196	31,323
ViewPoint Financial Group	1,096	18,095
Virginia Commerce Bancorp (a)	1,590	18,253
W Holding Co., Inc. (b)	10,292	12,247
Washington Trust Bancorp, Inc.	1,067	26,483
Wauwatosa Holdings, Inc. (a)	969	11,531
WesBanco, Inc.	2,239	55,326
West Coast Bancorp	1,511	22,045
Westamerica Bancorp (b)	2,708	142,441
Western Alliance Bancorp (a)(b)	1,528	19,650
Westfield Financial, Inc.	953	9,311
Wilshire Bancorp, Inc.	1,625	12,415
Wintrust Financial Corp.	2,169	75,807
WSFS Financial Corp.	612	30,159

		7,722,227
BEVERAGES – 0.2%

Boston Beer Co., Inc., Class A (a)	813	38,650
Coca-Cola Bottling Co. Consolidated	548	33,768
Farmer Brothers Co.	620	14,347

See Accompanying Note to Schedule of Investments

8 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

BEVERAGES (continued)

Green Mountain Coffee Roasters, Inc. (a)(b)	1,587	$50,229
Jones Soda Co. (a)(b)	2,347	8,191
National Beverage Corp.	928	7,118
Peet’s Coffee & Tea, Inc. (a)	1,282	30,140

		182,443
BIOTECHNOLOGY – 2.5%

Acorda Therapeutics, Inc. (a)	2,561	45,970
Affymax, Inc. (a)	426	6,007
Affymetrix, Inc. (a)	6,165	107,333
Alexion Pharmaceuticals, Inc. (a)(b)	3,281	194,563
AMAG Pharmaceuticals, Inc. (a)	1,504	60,807
American Oriental Bioengineering, Inc. (a)	5,059	40,978
Applera Corp. - Celera Genomics Group (a)	7,105	104,444
Arena Pharmaceuticals, Inc. (a)	6,710	45,896
Ariad Pharmaceuticals, Inc. (a)	6,050	20,389
ArQule, Inc. (a)	3,791	16,225
Bio-Rad Laboratories, Inc., Class A (a)	1,683	149,703
BioMimetic Therapeutics, Inc. (a)	988	7,904
Cambrex Corp.	2,643	18,316
CryoLife, Inc. (a)	2,074	19,496
Cytokinetics, Inc. (a)	3,111	10,329
Encysive Pharmaceuticals, Inc. (a)	5,794	13,616
Enzo Biochem, Inc. (a)	2,862	26,016
Enzon Pharmaceuticals, Inc. (a)	4,060	37,393
Exelixis, Inc. (a)	9,536	66,275
Genomic Health, Inc. (a)(b)	1,259	23,783
GenVec, Inc. (a)(b)	6,109	10,752
GTx, Inc. (a)	1,553	24,972
Halozyme Therapeutics, Inc. (a)	5,938	37,766
Human Genome Sciences, Inc. (a)	12,416	73,130
Illumina, Inc. (a)	4,830	366,597
Immunomedics, Inc. (a)(b)	5,354	15,045
Incyte Corp. (a)	7,767	81,631
Integra LifeSciences Holdings Corp. (a)	1,617	70,291
InterMune, Inc. (a)(b)	2,656	38,724
Keryx Biopharmaceuticals, Inc. (a)(b)	4,213	2,528
Kosan Biosciences, Inc. (a)	3,921	6,156
Lifecell Corp. (a)	3,054	128,360
Martek Biosciences Corp. (a)	2,898	88,592
Maxygen, Inc. (a)	2,249	14,529
Medivation, Inc. (a)(b)	1,967	27,990
Molecular Insight Pharmaceuticals, Inc. (a)	501	3,387
Momenta Pharmaceuticals, Inc. (a)	2,320	25,358
Myriad Genetics, Inc. (a)(b)	3,879	156,285
Nanosphere, Inc. (a)	655	5,672
Nektar Therapeutics (a)	8,477	58,830
Northstar Neuroscience, Inc. (a)	1,801	2,846
Novacea, Inc. (a)	643	1,736
Omrix Biopharmaceuticals, Inc. (a)	1,263	17,682
Orexigen Therapeutics, Inc. (a)	672	6,922
Protalix BioTherapeutics, Inc. (a)	191	502
Regeneron Pharmaceuticals, Inc. (a)	5,736	110,074
RTI Biologics, Inc. (a)	4,187	39,567
RXi Pharmaceuticals Corp. (a)(b)	399	3,791
Savient Pharmaceuticals, Inc. (a)(b)	4,772	95,440
Seattle Genetics, Inc. (WA) (a)	5,192	47,247
SuperGen, Inc. (a)(b)	4,588	11,516
Telik, Inc. (a)(b)	4,848	11,829
Tercica, Inc. (a)(b)	3,039	17,413
XOMA, Ltd. (a)	12,145	31,456

		2,650,059
BUILDING MATERIALS – 0.6%

Aaon, Inc.	1,302	26,079
Apogee Enterprises, Inc.	2,557	39,378
Builders FirstSource, Inc. (a)	1,423	10,331
Ceradyne, Inc. (a)	2,443	78,078
China Architectural Engineering, Inc. (a)	460	2,507
Drew Industries, Inc. (a)(b)	1,611	39,405
Interline Brands, Inc. (a)	2,563	47,544

	SHARES	VALUE

BUILDING MATERIALS (continued)

LSI Industries, Inc.	1,692	$22,351
NCI Building Systems, Inc. (a)	1,790	43,318
PGT, Inc. (a)(b)	946	2,592
Simpson Manufacturing Co., Inc. (b)	3,276	89,042
Texas Industries, Inc. (b)	2,460	147,871
Trex Co., Inc. (a)(b)	1,101	8,676
Universal Forest Products, Inc.	1,539	49,556
US Concrete, Inc. (a)	3,099	11,776

		618,504
CHEMICALS – 2.8%

American Vanguard Corp.	1,642	27,322
Arch Chemicals, Inc.	2,190	81,599
Balchem Corp.	1,615	37,016
CF Industries Holdings, Inc.	4,990	517,064
Ferro Corp.	4,034	59,945
Georgia Gulf Corp.	3,172	21,982
H.B. Fuller Co.	5,176	105,642
Hercules, Inc.	10,507	192,173
Innophos Holdings, Inc.	1,916	30,828
Innospec, Inc.	2,214	46,937
Kronos Worldwide, Inc.	221	5,337
Landec Corp. (a)	2,003	16,885
Metabolix, Inc. (a)	1,331	14,574
Minerals Technologies, Inc.	1,720	108,016
Myers Industries, Inc.	2,605	34,204
Newmarket Corp.	1,289	97,255
NL Industries, Inc.	632	6,901
Olin Corp.	6,645	131,305
OM Group, Inc. (a)	2,686	146,494
PolyOne Corp. (a)	8,258	52,603
Raven Industries, Inc.	1,475	44,693
Rockwood Holdings, Inc. (a)	3,113	102,013
Schulman (A.), Inc.	2,486	51,038
Sensient Technologies Corp.	4,231	124,772
ShengdaTech, Inc. (a)(b)	2,787	23,690
Spartech Corp.	2,702	22,832
Stepan Co.	582	22,250
Symyx Technologies, Inc. (a)	3,188	23,910
Terra Industries, Inc. (a)	8,367	297,280
Tronox, Inc., Class B	3,905	15,230
UAP Holding Corp.	4,638	177,821
Valhi, Inc. (b)	621	14,525
W.R. Grace & Co. (a)	6,298	143,720
Zep, Inc.	2,049	33,235
Zoltek Cos., Inc. (a)(b)	2,242	59,458

		2,890,549
COAL – 0.3%

Alpha Natural Resources, Inc. (a)	5,906	256,557
International Coal Group, Inc. (a)(b)	11,717	74,403

		330,960
COMMERCIAL SERVICES – 6.8%

Aaron Rents, Inc.	4,104	88,400
ABM Industries, Inc.	3,893	87,359
ACCO Brands Corp. (a)	5,017	68,081
Actuant Corp., Class A	4,926	148,814
Administaff, Inc.	1,965	46,394
Advance America Cash Advance Centers, Inc.	5,515	41,638
Advisory Board Co. (The) (a)	1,670	91,750
Albany Molecular Research, Inc. (a)	2,359	28,638
American Public Education, Inc. (a)	478	14,517
Arbitron, Inc.	2,544	109,799
Arrowhead Research Corp. (a)(b)	3,122	8,835
Bankrate, Inc. (a)(b)	999	49,840
Barrett Business Services	617	10,569
BearingPoint, Inc. (a)	17,904	30,079
Bowne & Co., Inc.	2,544	38,796
Bright Horizons Family Solutions, Inc. (a)	2,357	101,445

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 9

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMERCIAL SERVICES (continued)

Capella Education Co. (a)	990	$54,054
Cardtronics, Inc. (a)	1,080	7,528
CBIZ, Inc. (a)	4,376	35,533
CDI Corp.	1,187	29,734
Cenveo, Inc. (a)	4,991	52,206
Chemed Corp.	2,211	93,304
Coinstar, Inc. (a)	2,499	70,322
Consolidated Graphics, Inc. (a)	766	42,934
Corinthian Colleges, Inc. (a)(b)	8,056	58,245
Cornell Cos., Inc. (a)	980	22,011
CorVel Corp. (a)	730	22,331
CoStar Group, Inc. (a)	1,784	76,712
CPI Corp. (b)	480	8,290
CRA International, Inc. (a)	975	31,337
Cross Country Healthcare, Inc. (a)	3,034	37,531
Deluxe Corp.	4,664	89,595
DeVry, Inc.	5,402	226,020
Diamond Management & Technology Consultants, Inc.	2,604	16,796
Dice Holdings, Inc. (a)	1,655	14,746
Dollar Financial Corp. (a)	1,480	34,040
Dollar Thrifty Automotive Group (a)	1,996	27,225
DynCorp International, Inc., Class A (a)	2,302	38,397
Electro Rent Corp.	1,597	24,195
Emergency Medical Services Corp., Class A (a)	856	21,135
Euronet Worldwide, Inc. (a)	4,239	81,643
Exlservice Holdings, Inc. (a)	2,084	47,849
Exponent, Inc. (a)	1,376	45,188
First Advantage Corp., Class A (a)	610	12,926
Forrester Research, Inc. (a)	1,357	36,069
FTI Consulting, Inc. (a)	4,271	303,412
Gartner, Inc., Class A (a)	5,887	113,855
Geo Group, Inc. (The) (a)	4,538	129,061
Gevity HR, Inc.	2,254	19,520
Global Cash Access Holdings, Inc. (a)	4,073	23,868
Great Lakes Dredge & Dock Co.	1,144	5,914
GSI Commerce, Inc. (a)	1,842	24,222
H&E Equipment Services, Inc. (a)	1,640	20,615
Harris Interactive, Inc. (a)	5,024	13,716
Healthcare Services Group, Inc.	3,693	76,213
Healthspring, Inc. (a)	4,297	60,502
Heartland Payment Systems, Inc. (b)	1,505	34,630
Heidrick & Struggles International, Inc.	1,598	51,983
HMS Holdings Corp. (a)	1,936	55,273
Hudson Highland Group, Inc. (a)	2,399	20,320
Huron Consulting Group, Inc. (a)	1,656	68,807
ICT Group, Inc. (a)	747	7,537
Interactive Data Corp.	3,204	91,218
j2 Global Communications, Inc. (a)	4,436	99,012
Jackson Hewitt Tax Service, Inc.	2,701	30,980
K12, Inc. (a)	557	10,912
Kelly Services, Inc., Class A	2,148	44,163
Kendle International, Inc. (a)	1,199	53,859
Kenexa Corp. (a)	2,244	41,469
Kforce, Inc. (a)	2,987	26,405
Korn/Ferry International (a)	4,281	72,349
Landauer, Inc.	828	41,682
LECG Corp. (a)	2,261	21,163
Lincoln Educational Services Corp. (a)	379	4,548
Live Nation, Inc. (a)	6,514	79,015
MAXIMUS, Inc.	1,660	60,939
Mcgrath Rentcorp	2,168	52,270
Midas, Inc. (a)	1,246	21,419
Mobile Mini, Inc. (a)	3,188	60,572
Monro Muffler, Inc.	1,458	24,640
Morningstar, Inc. (a)	1,177	72,209
MPS Group, Inc. (a)	8,599	101,640
Multi-Color Corp.	750	16,770
Navigant Consulting Co. (a)	4,216	80,020

	SHARES	VALUE

COMMERCIAL SERVICES (continued)

Net 1 UEPS Technologies, Inc. (a)	3,867	$87,201
Odyssey Marine Exploration, Inc. (a)	3,790	20,428
On Assignment, Inc. (a)	3,319	21,076
Parexel International Corp. (a)	5,015	130,892
PeopleSupport, Inc. (a)	1,960	17,875
Perficient, Inc. (a)	2,701	21,446
PharmaNet Development Group, Inc. (a)	1,606	40,519
PHH Corp. (a)	4,947	86,226
Pre-Paid Legal Services, Inc. (a)	756	32,062
Premier Exhibitions, Inc. (a)(b)	2,696	16,284
Protection One, Inc. (a)(b)	602	5,773
Providence Service Corp. (The) (a)	1,113	33,390
QC Holdings, Inc.	730	6,607
Rent-A-Center, Inc. (a)	6,011	110,302
Resources Connection, Inc.	4,024	71,909
Riskmetrics Group, Inc. (a)	1,916	37,075
Rollins, Inc.	3,817	67,523
RSC Holdings, Inc. (a)	1,921	20,939
SAIC, Inc. (a)	15,036	279,519
Senomyx, Inc. (a)	2,766	16,319
Sotheby’s (b)	5,955	172,159
Source Interlink Cos., Inc. (a)(b)	3,216	6,110
Spherion Corp. (a)	5,200	31,824
Stamps.com, Inc. (a)	1,731	17,760
Standard Parking Corp. (a)	964	20,205
Starent Networks Corp. (a)	1,188	16,038
Steiner Leisure, Ltd. (a)	1,497	49,401
Stewart Enterprises, Inc., Class A	8,536	54,801
Strayer Education, Inc.	1,309	199,623
SuccessFactors, Inc. (a)	970	9,467
Team, Inc. (a)	1,460	39,858
TeleTech Holdings, Inc. (a)	3,756	84,360
TNS, Inc.	2,149	44,355
TrueBlue, Inc. (a)	4,086	54,916
Universal Technical Institute, Inc. (a)	1,897	22,252
Valassis Communications, Inc. (a)(b)	4,252	46,134
Viad Corp.	1,871	67,375
VistaPrint, Ltd. (a)(b)	3,887	135,851
Volt Information Sciences, Inc. (a)	1,216	20,623
Watson Wyatt Worldwide Inc., Class A	3,853	218,658
World Fuel Services Corp.	2,564	71,971
Wright Express Corp. (a)	3,599	110,597

		7,077,255
COMPUTERS – 2.5%

3D Systems Corp. (a)(b)	1,714	25,179
3PAR, Inc. (a)	674	4,556
Ansoft Corp. (a)	1,604	48,954
Black Box Corp.	1,541	47,540
CACI International, Inc., Class A (a)	2,784	126,811
CIBER, Inc. (a)	5,062	24,804
COMSYS IT Partners, Inc. (a)	1,616	13,671
Comtech Group, Inc. (a)	1,812	19,551
Cray, Inc. (a)	2,993	17,838
Echelon Corp. (a)(b)	2,859	38,597
Electronics For Imaging, Inc. (a)	4,819	71,899
Extreme Networks, Inc. (a)	10,923	33,861
Hutchinson Technology, Inc. (a)	2,424	38,566
Hypercom Corp. (a)	4,977	21,600
iGATE Corp. (a)	2,043	14,546
IHS, Inc., Class A (a)	3,025	194,538
Imation Corp.	2,929	66,605
Immersion Corp. (a)	2,727	19,389
infoUSA, Inc.	3,116	19,039
Integral Systems, Inc.	833	24,349
InterVoice, Inc. (a)	3,572	28,433
Isilon Systems, Inc. (a)	836	4,080
Jack Henry & Associates, Inc.	7,094	175,009
Limelight Networks Inc. (a)	1,797	5,822
LivePerson, Inc. (a)	3,384	10,490

See Accompanying Note to Schedule of Investments

10 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMPUTERS (continued)

Magma Design Automation, Inc. (a)	3,609	$34,538
Manhattan Associates, Inc. (a)	2,376	54,482
Mentor Graphics Corp. (a)	8,328	73,536
Mercury Computer Systems, Inc. (a)	2,172	12,207
MICROS Systems, Inc. (a)	7,303	245,819
MTS Systems Corp.	1,527	49,261
Palm, Inc. (b)	9,187	45,935
Perot Systems Corp., Class A (a)	7,867	118,320
QAD, Inc.	1,415	11,900
Quantum Corp. (a)	17,407	37,251
Quest Software, Inc. (a)	6,309	82,459
Rackable Systems, Inc. (a)	2,705	24,670
Radiant Systems, Inc. (a)	2,422	33,835
RadiSys Corp. (a)	1,957	19,746
Rimage Corp. (a)	931	20,389
ScanSource, Inc. (a)	2,319	83,925
Secure Computing Corp. (a)	4,296	27,709
SI International, Inc. (a)	1,190	22,836
Sigma Designs, Inc. (a)(b)	2,686	60,892
Silicon Graphics, Inc. (a)(b)	601	7,128
Silicon Storage Technology, Inc. (a)	8,841	23,163
Smart Modular Technologies WWH, Inc. (a)	4,623	28,709
Sonic Solutions, Inc. (a)(b)	2,060	19,879
SonicWALL, Inc. (a)	5,450	44,527
SRA International, Inc., Class A (a)	3,818	92,816
STEC, Inc. (a)	2,984	18,471
Stratasys, Inc. (a)(b)	1,831	32,592
Super Micro Computer, Inc. (a)	851	7,106
SYKES Enterprises, Inc. (a)	3,033	53,350
Synaptics, Inc. (a)(b)	2,164	51,676
Syntel, Inc. (b)	1,161	30,941
Tyler Technologies, Inc. (a)	3,591	50,202
Virtusa Corp. (a)	429	4,187

		2,620,184
COMPUTERS, PERIPHERAL & SOFTWARE – 0.6%

Actuate Corp. (a)	5,584	22,894
Art Technology Group, Inc. (a)	11,360	44,077
Bottomline Technologies, Inc. (a)	1,903	23,978
Compellent Technologies, Inc. (a)	593	7,413
Data Domain, Inc. (a)(b)	837	19,921
Digi International, Inc. (a)	2,304	26,588
DivX, Inc. (a)	2,141	14,987
ENGlobal Corp. (a)	1,494	12,774
i2 Technologies, Inc. (a)	1,427	16,068
Knot, Inc. (The) (a)	2,547	29,927
Monotype Imaging Holdings Inc. (a)	1,071	16,183
Move, Inc. (a)	9,471	29,171
Ness Technologies, Inc. (a)	3,015	28,612
Netezza Corp. (a)	986	9,337
Netgear, Inc. (a)	3,074	61,326
Phase Forward, Inc. (a)	3,695	63,111
Raser Technologies, Inc. (a)(b)	2,866	24,619
Rightnow Technologies, Inc. (a)	1,665	19,814
Smith Micro Software, Inc. (a)(b)	2,732	16,720
Ultimate Software Group, Inc. (a)(b)	2,191	65,861
Vignette Corp. (a)	2,364	31,228

		584,609
COSMETICS / PERSONAL CARE – 0.2%

Chattem, Inc. (a)	1,528	101,368
Elizabeth Arden, Inc. (a)	2,248	44,848
Inter Parfums, Inc.	793	17,509
Revlon, Inc., Class A (a)	17,894	17,536

		181,261
DISTRIBUTION / WHOLESALE – 1.0%

Beacon Roofing Supply, Inc. (a)(b)	4,082	40,820
Bluelinx Holdings, Inc. (b)	1,110	5,650
BMP Sunstone Corp. (a)(b)	2,594	19,870
Brightpoint, Inc. (a)	4,516	37,754

	SHARES	VALUE

DISTRIBUTION / WHOLESALE (continued)

Building Materials Holding Corp.	2,736	$11,984
Central European Distribution Corp. (a)(b)	3,184	185,277
Columbus McKinnon Corp. (NY) (a)	1,697	52,573
Comfort Systems USA, Inc.	3,776	49,126
Core-Mark Holding Co., Inc. (a)	845	24,285
Houston Wire & Cable Co. (b)	1,551	24,847
LKQ Corp. (a)	10,142	227,891
MWI Veterinary Supply, Inc. (a)	785	27,679
Nuco2, Inc. (a)	1,439	39,961
Owens & Minor, Inc.	3,650	143,591
United Stationers, Inc. (a)	2,106	100,456
Watsco, Inc. (b)	2,057	85,201

		1,076,965
DIVERSIFED FINANCIAL SERVICES – 2.0%

Advanta Corp., Class B	3,292	23,143
Asset Acceptance Capital Corp.	1,472	14,175
Asta Funding, Inc. (b)	1,037	14,445
Calamos Asset Management, Inc., Class A	1,811	29,483
Centerline Holding Co. (b)	5,017	20,369
Centerline Holding Co. Rights, expiring 04/04/08 (a)	5,017	—
Clayton Holdings, Inc. (a)	1,105	5,127
Cohen & Steers, Inc.	1,612	42,702
CompuCredit Corp. (a)	1,876	16,640
Cowen Group, Inc. (a)	1,457	10,330
Credit Acceptance Corp. (a)(b)	472	7,330
Duff & Phelps Corp., Class A (a)	847	15,238
Encore Capital Group, Inc. (a)	1,482	10,078
Epoch Holding Corp. (b)	801	9,596
eSpeed, Inc., Class A (a)	1,902	22,177
Evercore Partners, Inc., Class A	808	14,342
FCStone Group, Inc. (a)	811	22,465
Federal Agricultural Mortgage Corp., Class C	951	24,821
Financial Federal Corp.	2,389	52,104
Friedman Billings Ramsey Group, Inc., Class A	13,050	22,185
GAMCO Investors, Inc., Class A	533	26,842
GFI Group, Inc. (b)	1,481	84,861
Gladstone Capital Corp. (b)	1,857	34,744
Greenhill & Co., Inc. (b)	1,611	112,061
Interactive Brokers Group, Inc., Class A (a)	3,698	94,928
KBW, Inc. (a)(b)	2,630	57,992
Knight Capital Group, Inc., Class A (a)	8,750	142,100
LaBranche & Co, Inc. (a)	4,903	21,328
Ladenburg Thalmann Financial Services, Inc. (a)(b)	9,032	16,890
MarketAxess Holdings, Inc. (a)	2,862	28,448
MCG Capital Corp.	5,615	51,040
MCG Capital Corp. Rights, expiring 04/17/08 (a)	802	858
MVC Capital, Inc.	2,186	33,315
National Financial Partners Corp. (b)	3,384	76,038
Nelnet, Inc., Class A	1,614	18,965
NewStar Financial, Inc. (a)	1,385	7,174
NGP Capital Resources Co. (b)	1,614	26,502
Ocwen Financial Corp. (a)	3,345	14,852
OptionsXpress Holdings, Inc.	4,039	83,648
Penson Worldwide, Inc. (a)	1,340	12,368
Phoenix Cos., Inc. (The)	10,270	125,397
Piper Jaffray Cos. (a)	1,626	55,219
Portfolio Recovery Associates, Inc. (b)	1,404	60,218
Pzena Investment Management, Inc., Class A (b)	546	6,181
Resource America, Inc., Class A	1,217	11,501
S1 Corp. (a)	4,651	33,069
Stifel Financial Corp. (a)	1,343	60,301
SWS Group, Inc.	2,058	25,169
Thomas Weisel Partners Group, Inc. (a)	1,988	13,161
TradeStation Group, Inc. (a)	2,672	22,765

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 11

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

DIVERSIFED FINANCIAL SERVICES (continued)

US Global Investors, Inc., Class A (b)	1,089	$14,745
Waddell & Reed Financial, Inc., Class A	7,562	242,967
World Acceptance Corp. (a)	1,615	51,438
WP Stewart & Co., Ltd. (b)	2,022	3,923

		2,047,758
ELECTRIC – 1.8%

Allete, Inc.	2,277	87,938
Avista Corp.	4,878	95,414
Black Hills Corp.	3,394	121,437
Central Vermont Public Service Corp.	939	22,442
CH Energy Group, Inc.	1,399	54,421
Cleco Corp.	5,378	119,284
El Paso Electric Co. (a)	4,066	86,890
Empire District Electric Co. (The)	2,957	59,879
EnerNOC, Inc. (a)(b)	345	3,933
IDACORP, Inc.	3,964	127,284
Integrated Electrical Services, Inc. (a)	1,233	19,370
ITC Holdings Corp.	4,371	227,554
MGE Energy, Inc.	1,884	64,169
NorthWestern Corp.	3,512	85,587
Ormat Technologies, Inc. (b)	1,265	54,408
Otter Tail Corp.	2,640	93,430
Pike Electric Corp. (a)	1,638	22,817
PNM Resources, Inc.	6,891	85,931
Portland General Electric Co.	2,741	61,810
UIL Holdings Corp.	2,234	67,310
UniSource Energy Corp.	3,261	72,590
Westar Energy, Inc.	9,007	205,089

		1,838,987
ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%

Advanced Energy Industries, Inc. (a)	3,303	43,798
American Superconductor Corp. (a)	3,648	84,597
Belden, Inc. (b)	4,059	143,364
China Energy Savings Technology, Inc. (a)	100	—
Coleman Cable, Inc. (a)	774	8,514
Eagle Test Systems, Inc. (a)	1,130	11,865
Encore Wire Corp.	2,153	39,206
Energy Conversion Devices, Inc. (a)(b)	3,516	105,128
EnerSys (a)	1,973	47,194
GrafTech International, Ltd. (a)	9,397	152,325
Greatbatch, Inc. (a)	2,061	37,943
Insteel Industries, Inc.	1,685	19,597
Littelfuse, Inc. (a)	2,055	71,863
Medis Technologies, Ltd. (a)(b)	2,022	18,340
Microtune, Inc. (a)	4,908	17,963
Orion Energy Systems, Inc. (a)	793	7,565
Powell Industries, Inc. (a)	727	28,622
Power-One, Inc. (a)	6,838	21,950
Superior Essex, Inc. (a)	1,813	50,982
Universal Display Corp. (a)	2,399	34,354
Vicor Corp.	1,873	22,364

		967,534
ELECTRONICS – 3.2%

Actel Corp. (a)	2,347	35,933
Agilysys, Inc.	2,202	25,543
American Science & Engineering, Inc.	846	46,166
Analogig Corp.	1,224	81,445
Applied Energetics, Inc. (a)(b)	3,022	5,017
ATMI, Inc. (a)	3,065	85,299
Badger Meter, Inc.	1,263	54,562
Barnes Group, Inc. (b)	4,261	97,790
Bel Fuse, Inc., Class B	1,096	30,535
Benchmark Electronics, Inc. (a)	6,545	117,483
Brady Corp., Class A	4,542	151,839
Checkpoint Systems, Inc. (a)	3,502	94,029
Cogent, Inc. (a)(b)	3,867	36,466
CTS Corp.	3,040	32,528
Cubic Corp.	1,442	40,996

	SHARES	VALUE

ELECTRONICS (continued)

Cymer, Inc. (a)	2,751	$71,636
Daktronics, Inc.	2,822	50,542
Diodes, Inc. (a)	2,676	58,765
Dionex Corp. (a)	1,714	131,961
Electro Scientific Industries, Inc. (a)	2,595	42,766
Excel Technology, Inc. (a)	995	26,825
FARO Technologies, Inc. (a)	1,494	46,583
FEI Co. (a)	3,261	71,188
FLIR Systems, Inc. (a)	11,948	359,515
II-VI, Inc. (a)	2,191	83,214
Itron, Inc. (a)	2,704	243,982
KEMET Corp. (a)	7,743	31,282
L-1 Identity Solutions, Inc. (a)	5,702	75,837
LoJack Corp. (a)	1,745	22,057
Measurement Specialties, Inc. (a)	1,281	22,379
Methode Electronics, Inc., Class A	3,371	39,407
Multi-Fineline Electronix, Inc. (a)	772	14,490
Newport Corp. (a)	2,911	32,516
OSI Systems, Inc. (a)	1,368	31,491
OYO Geospace Corp. (a)	372	16,896
Park Electrochemical Corp.	1,793	46,349
Plexus Corp. (a)	4,175	117,109
Rofin-Sinar Technologies, Inc. (a)	2,801	125,765
Rogers Corp. (a)	1,588	53,055
Stoneridge, Inc. (a)	1,309	17,606
Taser International, Inc. (a)(b)	5,578	52,433
Technitrol, Inc.	3,622	83,777
TTM Technologies, Inc. (a)	3,890	44,035
Varian, Inc. (a)	2,763	160,033
Watts Water Technologies, Inc., Class A(b)	2,683	75,204
Woodward Governor Co.	5,402	144,341
X-Rite, Inc. (a)	2,651	15,826
Zygo Corp. (a)	1,507	18,747

		3,363,243
ENERGY - ALTERNATE SOURCES – 0.3%

Aventine Renewable Energy Holdings, Inc. (a)	2,775	14,430
Clean Energy Fuels Corp. (a)(b)	921	12,305
Comverge, Inc. (a)(b)	504	5,206
Evergreen Energy, Inc. (a)(b)	7,715	11,881
Evergreen Solar, Inc. (a)(b)	9,040	83,801
FuelCell Energy, Inc. (a)(b)	6,109	40,625
Headwaters, Inc. (a)	3,634	47,932
MGP Ingredients, Inc.	902	6,305
Nova Biosource Fuels, Inc. (a)(b)	2,891	4,365
Pacific Ethanol, Inc. (a)(b)	3,280	14,432
US BioEnergy Corp. (a)	1,154	6,809
VeraSun Energy Corp. (a)	3,705	27,232
Verenium Corp. (a)(b)	3,962	13,946

		289,269
ENGINEERING & CONSTRUCTION – 0.6%

Aecom Technology Corp. (a)	3,863	100,477
Dycom Industries, Inc. (a)	3,625	43,536
EMCOR Group, Inc. (a)	5,747	127,641
Granite Construction, Inc.	3,050	99,766
Insituform Technologies, Inc., Class A (a)	2,515	34,782
Layne Christensen Co. (a)	1,484	51,970
Michael Baker Corp. (a)	665	14,936
Perini Corp. (a)	2,370	85,865
Stanley, Inc. (a)	737	21,712

		580,685
ENTERTAINMENT – 1.0%

Bally Technologies, Inc. (a)	4,799	164,798
Bluegreen Corp. (a)	1,939	12,991
Carmike Cinemas, Inc.	1,142	11,740
Churchill Downs, Inc.	871	41,146
Cinemark Holdings, Inc.	2,582	33,024
Dover Downs Gaming & Entertainment, Inc.	1,349	11,480
Equinix, Inc. (a)(b)	3,240	215,428

See Accompanying Note to Schedule of Investments

12 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

	SHARES	VALUE

ENTERTAINMENT (continued)

Great Wolf Resorts, Inc. (a)	2,829	$18,049
Isle of Capri Casinos, Inc. (a)	1,530	10,940
Lakes Entertainment, Inc. (a)	1,642	7,258
Macrovision Corp. (a)	4,709	63,572
Magna Entertainment Corp., Class A (a)	3,708	1,261
National CineMedia, Inc.	3,730	83,850
Pinnacle Entertainment, Inc. (a)	5,363	68,646
RealNetworks, Inc. (a)	8,943	51,243
Shuffle Master, Inc. (a)(b)	3,248	17,377
Six Flags, Inc. (a)(b)	6,505	10,668
Speedway Motorsports, Inc.	1,284	32,190
Steinway Musical Instruments (a)	740	21,105
Vail Resorts, Inc. (a)(b)	2,823	136,323

		1,013,089
ENVIRONMENTAL CONTROL – 0.8%

American Ecology Corp.	1,445	36,602
Calgon Carbon Corp. (a)(b)	3,684	55,444
Casella Waste Systems, Inc., Class A (a)	2,037	22,264
Clean Harbors, Inc. (a)	1,489	96,785
Darling International, Inc. (a)	7,267	94,108
EnergySolutions, Inc.	2,697	61,869
Fuel Tech, Inc. (a)(b)	1,596	32,718
Mine Safety Appliances Co.	2,534	104,375
Rentech, Inc. (a)	15,778	14,042
Tetra Tech, Inc. (a)	5,159	100,652
Waste Connections, Inc. (a)	6,189	190,250
Waste Industries USA, Inc.	466	16,846
Waste Services, Inc. (a)	1,793	14,559

		840,514
FOOD – 1.7%

American Dairy, Inc. (a)	632	5,814
Arden Group, Inc., Class A	117	16,731
Cal-Maine Foods, Inc. (b)	1,162	38,788
Chiquita Brands International, Inc. (a)(b)	3,770	87,125
Flowers Foods, Inc.	6,916	171,171
Fresh Del Monte Produce, Inc. (a)	2,765	100,646
Great Atlantic & Pacific Tea Co. (a)	2,479	64,999
Hain Celestial Group, Inc. (a)	3,576	105,492
Imperial Sugar Co. (b)	1,048	19,723
Ingles Markets, Inc., Class A	1,148	28,229
J&J Snack Foods Corp.	1,295	35,574
Lance, Inc.	2,752	53,939
M&F Worldwide Corp. (a)	1,118	41,802
Nash Finch Co.	1,237	42,033
Performance Food Group Co. (a)	3,183	104,020
Pilgrim’s Pride Corp.	3,587	72,565
Ralcorp Holdings, Inc. (a)	2,313	134,501
Ruddick Corp.	3,703	136,493
Sanderson Farms, Inc.	1,501	57,053
Seaboard Corp.	31	48,515
Spartan Stores, Inc.	2,054	42,826
Tootsie Roll Industries, Inc. (b)	3,304	83,273
TreeHouse Foods, Inc. (a)	2,804	64,099
United Natural Foods, Inc. (a)(b)	3,957	74,035
Village Super Market, Class A	290	14,935
Weis Markets, Inc.	1,144	39,434
Winn-Dixie Stores, Inc. (a)	2,947	52,928

		1,736,743
FOREST PRODUCTS & PAPER – 0.4%

AbitibiBowater, Inc. (b)	4,794	61,891
Boise, Inc. (a)	4,032	25,805
Buckeye Technologies, Inc. (a)	3,504	39,105
Deltic Timber Corp.	945	52,637
Glatfelter	3,998	60,410
Mercer International, Inc. (a)	2,938	20,478
Neenah Paper, Inc.	1,366	35,215
Rock-Tenn Co., Class A	2,992	89,670
Schweitzer-Mauduit International, Inc.	1,432	33,136

	SHARES	VALUE

FOREST PRODUCTS & PAPER (continued)

Wausau Paper Corp.	4,099	$33,858
Xerium Technologies, Inc. (b)	1,829	2,359

		454,564
GAS – 0.2%

EnergySouth, Inc.	640	33,402
Laclede Group, Inc. (The)	1,997	71,153
Nicor, Inc.	4,046	135,581

		240,136
HAND / MACHINE TOOLS – 0.3%

Baldor Electric Co. (b)	4,112	115,136
Franklin Electric Co., Inc.	1,734	59,251
Hardinge, Inc.	1,024	14,090
Regal-Beloit Corp.	2,880	105,494

		293,971
HEALTH CARE – 5.2%

Abiomed, Inc. (a)(b)	2,665	35,018
Accuray, Inc. (a)	1,601	12,504
Air Methods Corp. (a)	962	46,532
Alliance Imaging, Inc. (a)	2,352	20,227
Amedisys, Inc. (a)	2,399	94,390
American Dental Partners, Inc. (a)(b)	1,156	11,179
American Medical Systems Holdings, Inc. (a)(b)	6,399	90,802
AMERIGROUP Corp. (a)	4,755	129,954
AMN Healthcare Services, Inc. (a)	3,199	49,329
AmSurg Corp. (a)	2,745	65,002
Angiodynamics, Inc. (a)	1,921	22,207
Apria Healthcare Group, Inc. (a)	3,876	76,551
ArthroCare Corp. (a)(b)	2,543	84,809
Aspect Medical Systems, Inc. (a)	1,512	9,223
Assisted Living Concepts Inc., Class A (a)	5,061	29,809
athenahealth, Inc. (a)	622	14,723
Bio-Reference Labs, Inc. (a)	984	26,007
Bruker BioSciences Corp. (a)	5,992	92,217
Cantel Medical Corp. (a)	1,062	11,278
Capital Senior Living Corp. (a)	2,017	16,237
Centene Corp. (a)	4,033	56,220
Cepheid, Inc. (a)	4,964	121,072
Conceptus, Inc. (a)(b)	2,711	50,316
CONMED Corp. (a)	2,615	67,049
Cutera, Inc. (a)	1,249	16,824
Cyberonics, Inc. (a)	2,105	30,523
Cynosure, Inc., Class A (a)	700	14,910
Datascope Corp.	1,185	49,095
Emeritus Corp. (a)	1,189	24,803
Ensign Group, Inc.	415	3,847
ev3, Inc. (a)	4,174	33,976
Genoptix, Inc. (a)	514	12,855
Gentiva Health Services, Inc. (a)	2,488	54,139
Haemonetics Corp. (Mass) (a)	2,392	142,515
Hansen Medical, Inc. (a)(b)	882	12,401
HEALTHSOUTH Corp. (a)(b)	7,095	126,220
Healthways, Inc. (a)	3,159	111,639
Hologic, Inc. (a)	11,026	613,046
Hythiam, Inc. (a)(b)	2,809	3,399
ICU Medical, Inc. (a)	1,191	34,265
Immucor, Inc. (a)	6,207	132,457
Insulet Corp. (a)	723	10,411
Invacare Corp.	2,654	59,131
Inverness Medical Innovations, Inc. (a)	6,800	204,680
Kensey Nash Corp. (a)	1,072	31,034
Kindred Healthcare, Inc. (a)	2,670	58,393
LCA-Vision, Inc. (b)	1,692	21,150
LHC Group, Inc. (a)	1,337	22,462
Luminex Corp. (a)(b)	3,304	64,924
Magellan Health Services, Inc. (a)	3,524	139,868
Masimo Corp. (a)(b)	1,217	31,642
Matria Healthcare, Inc. (a)	1,982	44,199

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 13

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

	SHARES	VALUE

HEALTH CARE (continued)

Medcath Corp. (a)	929	$16,908
Medical Action Industries, Inc. (a)	1,278	20,998
Mentor Corp. (b)	3,125	80,375
Meridian Bioscience, Inc.	3,575	119,512
Merit Medical Systems, Inc. (a)	2,526	39,987
Micrus Endovascular Corp. (a)(b)	1,383	17,094
Minrad International, Inc. (a)	4,343	10,206
Molina Healthcare, Inc. (a)	1,259	30,745
National Healthcare Corp.	643	31,314
Natus Medical, Inc. (a)	1,972	35,792
Nighthawk Radiology Holdings, Inc. (a)(b)	1,943	18,186
NuVasive, Inc. (a)	3,110	107,326
NxStage Medical, Inc. (a)(b)	1,862	8,044
Odyssey HealthCare, Inc. (a)	3,114	28,026
OraSure Technologies, Inc. (a)	4,258	31,126
Orthofix International NV (a)	1,486	59,098
Palomar Medical Technologies, Inc. (a)	1,701	25,685
PSS World Medical, Inc. (a)	5,785	96,378
Psychiatric Solutions, Inc. (a)	4,892	165,937
Quidel Corp. (a)	2,647	42,511
RehabCare Group, Inc. (a)	1,604	24,060
Res-Care, Inc. (a)	2,246	38,519
Sirona Dental Systems, Inc. (a)	1,544	41,642
Skilled Healthcare Group, Inc., Class A (a)	2,065	22,674
Sonic Innovations, Inc. (a)	2,432	11,747
SonoSite, Inc. (a)(b)	1,474	41,906
Spectranetics Corp. (a)	2,838	23,726
Stereotaxis, Inc. (a)(b)	2,412	14,279
STERIS Corp.	5,873	157,573
Sun Healthcare Group, Inc. (a)	3,970	52,166
Sunrise Senior Living, Inc. (a)	4,018	89,521
SurModics, Inc. (a)(b)	1,363	57,082
Symmetry Medical, Inc. (a)	3,254	54,016
Thoratec Corp. (a)	4,725	67,520
TomoTherapy, Inc. (a)	1,083	15,541
Trans1, Inc. (a)	584	6,804
Triple-S Management Corp., Class B (a)	1,260	22,239
Virtual Radiologic Corp. (a)(b)	399	6,097
Vital Images, Inc. (a)(b)	1,639	24,290
Vital Signs, Inc.	998	50,549
Volcano Corp. (a)	2,759	34,488
West Pharmaceutical Services, Inc.	2,973	131,496
Wright Medical Group, Inc. (a)	3,276	79,083
Zoll Medical Corp. (a)	1,810	48,128

		5,437,857
HOLDING COMPANIES – 0.6%

Alternative Asset Management Acquisition Corp. (a)	3,730	35,323
Energy Infrastructure Acquisition Corp. (a)(b)	2,174	21,631
Heckmann Corp. (a)(b)	4,828	35,969
Hicks Acquisition Co. I, Inc. (a)(b)	4,960	45,533
Information Services Group, Inc. (a)	2,241	11,564
Marathon Acquisition Corp. (a)(b)	3,686	28,456
NRDC Acquisition Corp. (a)(b)	3,720	34,187
NTR Acquisition Co. (a)(b)	2,462	23,561
Triarc Cos., Inc., Class B	5,592	38,641
Triplecrown Acquisition Corp. (a)	4,315	39,353
Walter Industries, Inc.	4,691	293,797

		608,015
HOME BUILDERS – 0.4%

Amrep Corp. (b)	158	8,263
Beazer Homes USA, Inc. (b)	3,523	33,292
Brookfield Homes Corp. (b)	1,041	17,489
Champion Enterprises, Inc. (a)	7,098	71,193
Fleetwood Enterprises, Inc. (a)(b)	6,028	27,729
Hovnanian Enterprises, Inc., Class A (a)(b)	3,452	36,591
M/I Homes, Inc. (b)	1,116	18,950
Meritage Homes Corp. (a)	2,418	46,716
Monaco Coach Corp.	2,760	26,165

	SHARES	VALUE

HOME BUILDERS (continued)

Palm Harbor Homes, Inc. (a)(b)	891	$4,687
Skyline Corp.	644	17,916
Standard-Pacific Corp. (b)	5,834	28,353
WCI Communities, Inc. (a)(b)	2,847	9,537
Winnebago Industries (b)	2,624	44,346

		391,227
HOME FURNISHINGS – 0.4%

American Woodmark Corp.	1,089	22,390
Audiovox Corp., Class A (a)	1,535	16,394
DTS, Inc. (a)	1,718	41,232
Ethan Allen Interiors, Inc. (b)	2,212	62,887
Furniture Brands International, Inc. (b)	4,293	50,228
Hooker Furniture Corp.	1,097	24,507
Kimball International, Inc., Class B	2,333	25,010
La-Z-Boy, Inc. (b)	4,737	39,507
Sealy Corp.	4,123	31,335
Tempur-Pedic International, Inc. (b)	6,752	74,272
Universal Electonics, Inc. (a)	1,299	31,449

		419,211
HOUSEHOLD PRODUCTS / WARE – 0.7%

American Greetings Corp., Class A	4,769	88,465
Blyth, Inc.	2,130	42,004
Central Garden & Pet Co., Class A (a)	6,293	27,941
CSS Industries, Inc.	722	25,241
Ennis, Inc.	2,359	39,584
Fossil, Inc. (a)	3,921	119,747
Helen of Troy, Ltd. (a)	2,690	45,111
Libbey, Inc.	1,327	22,347
Lifetime Brands, Inc.	1,064	9,512
National Presto Industries, Inc.	440	23,056
Prestige Brands Holdings, Inc. (a)	3,087	25,252
Russ Berrie & Co., Inc. (a)(b)	1,533	21,554
Spectrum Brands, Inc. (a)(b)	3,426	15,657
Standard Register Co. (The)	1,686	13,134
Tupperware Brands Corp.	5,539	214,249

		732,854
INSURANCE – 3.5%

Alfa Corp.	2,910	63,962
American Equity Investment Life Holding Co.	5,242	48,646
American Physicians Capital, Inc.	749	34,724
Amerisafe, Inc. (a)	1,733	21,905
AmTrust Financial Services, Inc.	2,420	39,228
Argo Group International Holdings, Ltd. (a)	2,637	93,666
Aspen Insurance Holdings, Ltd.	7,942	209,510
Assured Guaranty, Ltd.	7,227	171,569
Baldwin & Lyons, Inc., Class B	764	19,620
CastlePoint Holdings, Ltd.	730	7,103
Citizens, Inc. (a)(b)	3,189	21,334
CNA Surety Corp. (a)	1,483	22,809
Commerce Group, Inc.	4,405	158,844
Crawford & Co., Class B (a)	2,165	11,366
Darwin Professional Underwriters, Inc. (a)	708	15,923
Delphi Financial Group, Inc., Class A	3,902	114,055
Donegal Group, Inc., Class A	1,227	21,350
eHealth, Inc. (a)	1,144	25,248
EMC Insurance Group, Inc.	549	14,763
Employers Holdings, Inc.	4,406	81,687
Enstar Group Ltd. (a)(b)	629	69,989
FBL Financial Group, Inc., Class A	1,327	37,806
First Acceptance Corp. (a)	1,552	4,423
First Mercury Financial Corp. (a)	1,139	19,830
Flagstone Reinsurance Holdings, Ltd.	1,266	15,319
Fpic Insurance Group, Inc. (a)	810	38,183
Greenlight Capital Re, Ltd., Class A (a)	1,044	19,418
Hallmark Financial Services (a)	423	4,721
Harleysville Group, Inc.	1,311	47,314
Hilb, Rogal & Hamilton Co.	3,304	103,977

See Accompanying Note to Schedule of Investments

14 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

INSURANCE (continued)

Horace Mann Educators Corp.	3,661	$63,994
Independence Holding Co.	582	6,937
Infinity Property & Casualty Corp.	1,521	63,274
IPC Holdings, Ltd.	5,449	152,572
Kansas City Life Insurance Co.	428	20,570
LandAmerica Financial Group, Inc. (b)	1,447	57,113
Max Capital Group, Ltd.	5,049	132,233
Meadowbrook Insurance Group, Inc. (a)	3,121	24,375
Midland Co. (The)	909	59,021
Montpelier Re Holdings, Ltd.	8,633	138,560
National Interstate Corp.	488	11,395
National Western Life Insurance Co., Class A	208	45,092
Navigators Group, Inc. (a)	1,179	64,138
NYMAGIC, Inc.	547	12,422
Odyssey Re Holdings Corp.	2,414	88,715
Platinum Underwriters Holdings, Ltd.	4,846	157,301
PMA Capital Corp., Class A (a)	2,991	25,543
Presidential Life Corp.	1,991	34,723
Primus Guaranty, Ltd. (a)(b)	4,152	14,864
ProAssurance Corp. (a)	3,004	161,705
RAM Holdings, Ltd. (a)	1,771	4,020
RLI Corp.	1,729	85,707
Safety Insurance Group, Inc.	1,496	51,058
SeaBright Insurance Holdings, Inc. (a)	1,918	28,252
Security Capital Assurance, Ltd.	2,197	1,142
Selective Insurance Group	4,943	118,039
State Auto Financial Corp.	1,330	38,743
Stewart Information Services Corp.	1,586	44,392
Tower Group, Inc.	1,838	46,262
Triad Guaranty, Inc. (a)(b)	1,088	5,440
United America Indemnity, Ltd., Class A (a)	2,230	42,950
United Fire & Casualty Co.	2,025	75,735
Universal American Financial Corp. (a)	4,384	46,470
Validus Holdings, Ltd.	1,424	33,364
Zenith National Insurance Corp.	3,329	119,378

		3,633,791
INTERNET COMPANIES – 2.6%

1-800-Flowers.Com, Inc., Class A (a)	2,325	19,786
Ariba, Inc. (a)	7,538	72,817
AsiaInfo Holdings, Inc. (a)	2,921	31,722
Blue Coat Systems, Inc. (a)	2,937	64,731
Blue Nile, Inc. (a)(b)	1,205	65,251
Chordiant Software, Inc. (a)	2,942	17,740
CMGI, Inc. (a)	4,326	57,363
CNET Networks, Inc. (a)(b)	13,983	99,279
Cogent Communications Group, Inc. (a)(b)	4,211	77,103
comScore, Inc. (a)	582	11,675
Constant Contact, Inc. (a)(b)	650	9,412
Cybersource Corp. (a)	5,925	86,564
DealerTrack Holdings, Inc. (a)	3,289	66,504
Digital River, Inc. (a)	3,716	115,085
EarthLink, Inc. (a)	9,817	74,118
eResearch Technology, Inc. (a)	3,611	44,849
Global Sources, Ltd. (a)(b)	1,593	23,653
HSW International, Inc. (a)	1,253	6,315
iBasis, Inc.	3,059	12,542
Imergent, Inc. (b)	1,136	12,939
Infospace, Inc.	3,049	35,277
Internap Network Services Corp. (a)	4,344	21,546
Internet Brands, Inc., Class A (a)	541	3,987
Internet Capital Group, Inc. (a)	3,564	37,315
Interwoven, Inc. (a)	4,019	42,923
Ipass, Inc. (a)	4,654	14,055
Keynote Systems, Inc. (a)	1,446	17,048
Lionbridge Technologies, Inc. (a)	5,537	18,549
Liquidity Services, Inc. (a)	978	7,824
LoopNet, Inc. (a)(b)	2,500	31,750
Mercadolibre, Inc. (a)	1,445	57,453
NetFlix, Inc. (a)(b)	3,793	131,427

	SHARES	VALUE

INTERNET COMPANIES (continued)

NIC, Inc.	3,550	$25,241
On2 Technologies, Inc. (a)(b)	14,187	14,471
Online Resources Corp. (a)	2,412	23,203
Openwave Systems, Inc.	7,631	18,696
Orbitz Worldwide, Inc. (a)	3,310	22,806
Overstock.Com, Inc. (a)(b)	1,518	18,079
Priceline.com, Inc. (a)(b)	3,414	412,616
Safeguard Scientifics, Inc. (a)	11,148	16,611
Sapient Corp. (a)	7,517	52,318
Shutterfly, Inc. (a)	1,346	20,015
Sohu.com, Inc. (a)	2,473	111,606
Sourcefire, Inc. (a)	610	3,636
TechTarget (a)(b)	709	10,047
Terremark Worldwide, Inc. (a)(b)	4,932	27,027
TheStreet.com, Inc.	1,735	14,019
TIBCO Software, Inc. (a)	17,125	122,273
Travelzoo, Inc. (a)	693	7,651
Trizetto Group (a)	3,787	63,205
United Online, Inc.	6,205	65,525
Valueclick, Inc. (a)	8,996	155,181
Vasco Data Security International, Inc. (a)	2,323	31,779
Vocus, Inc. (a)	1,195	31,548
Websense, Inc. (a)	4,041	75,769

		2,731,924
INVESTMENT COMPANIES – 0.2%

Ampal-American Israel Corp., Class A (a)	1,611	10,310
Ares Capital Corp.	6,171	77,569
Ares Capital Corp. Rights, expiring 04/21/08 (a)	2,057	—
BlackRock Kelso Capital Corp. (b)	971	11,594
Compass Diversified Trust	2,052	26,984
FTD Group, Inc.	1,764	23,673
Hercules Technology Growth Capital, Inc.	3,152	34,231
Kohlberg Capital Corp.	1,353	14,044
NexCen Brands, Inc. (a)	3,876	13,295
Prospect Capital Corp. (b)	2,119	32,251
TICC Capital Corp. (b)	1,885	14,175

		258,126
IRON / STEEL – 0.2%

Esmark, Inc. (a)(b)	1,191	13,458
Gibraltar Industries, Inc.	2,288	26,838
Olympic Steel, Inc.	791	35,674
Schnitzer Steel Industries, Inc., Class A	1,969	139,838
Universal Stainless & Alloy Products, Inc. (a)	612	18,183

		233,991
LEISURE TIME – 0.5%

Ambassadors Group, Inc.	1,449	27,372
Ambassadors International, Inc. (b)	823	6,098
Arctic Cat, Inc.	1,191	8,682
Callaway Golf Co.	6,129	89,974
Life Time Fitness, Inc. (a)(b)	3,007	93,848
Marine Products Corp.	1,140	9,211
Nautilus, Inc. (b)	2,909	9,571
Polaris Industries, Inc. (b)	3,019	123,809
Town Sports International Holdings, Inc. (a)	1,498	9,602
WMS Industries, Inc. (a)	3,662	131,722

		509,889
LODGING – 0.3%

Ameristar Casinos, Inc.	2,271	41,446
Gaylord Entertainment Co. (a)	3,681	111,497
Lodgian, Inc. (a)	1,728	19,267
Marcus Corp.	1,951	37,459
Monarch Casino & Resort, Inc. (a)	1,107	19,605
Morgans Hotel Group Co. (a)	1,838	27,239
MTR Gaming Group, Inc. (a)	1,890	13,230
Riviera Holdings Corp. (a)	937	19,312
Trump Entertainment Resorts, Inc. (a)(b)	2,867	10,321

		299,376

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 15

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

MACHINERY – 1.9%

Albany International Corp., Class A	2,604	$94,109
Altra Holdings, Inc. (a)	1,002	13,477
Applied Industrial Technologies, Inc.	3,881	116,003
Astec Industries, Inc. (a)	1,690	65,504
Briggs & Stratton Corp. (b)	4,392	78,617
Bucyrus International, Inc., Class A (b)	3,369	342,459
Cascade Corp.	1,048	51,677
Chart Industries, Inc. (a)	1,226	41,488
Cognex Corp.	3,986	87,014
Flow International Corp. (a)	3,436	31,920
Gehl Co. (a)	991	16,788
Gerber Scientific, Inc. (a)	2,094	18,616
Gorman-Rupp Co. (The)	1,323	43,513
Hurco Cos., Inc. (a)	514	24,045
Intermec, Inc. (a)	5,454	121,024
Intevac, Inc. (a)	2,052	26,573
iRobot Corp. (a)(b)	1,416	24,228
Kadant, Inc. (a)	1,261	37,048
Lindsay Corp.	1,069	109,540
Middleby Corp. (a)(b)	1,303	81,294
NACCO Industries, Inc., Class A	516	41,765
Nordson Corp.	3,035	163,435
Robbins & Myers, Inc.	2,530	82,605
Sauer-Danfoss, Inc.	956	21,166
Tecumseh Products Co., Class A (a)	1,373	42,124
Tennant Co.	1,495	59,516
TurboChef Technologies, Inc. (a)	1,813	11,821
Twin Disc, Inc.	842	13,320
Wabtec Corp.	4,388	165,252

		2,025,941
MANUFACTURERS – 0.6%

Aptargroup, Inc.	6,237	242,806
AZZ, Inc. (a)(b)	1,074	38,213
EnPro Industries, Inc. (a)	1,905	59,417
Federal Signal Corp.	4,257	59,428
Freightcar America, Inc.	1,130	38,759
Lancaster Colony Corp.	1,891	75,564
LSB Industries, Inc. (a)	1,379	20,326
Park-Ohio Holdings Corp. (a)	739	11,610
Polypore International, Inc. (a)	1,460	30,207
Tredegar Corp.	2,489	45,325

		621,655
MANUFACTURING – 0.6%

Acuity Brands, Inc.	3,697	158,786
American Railcar Industries, Inc.	903	18,358
Blount International, Inc. (a)	3,509	43,406
ESCO Technologies, Inc. (a)	2,304	91,515
GenTek, Inc. (a)	798	24,004
Hexcel Corp. (a)	8,499	162,416
Koppers Holdings, Inc.	1,557	68,991
Reddy Ice Holdings, Inc. (b)	2,011	26,203
Smith & Wesson Holding Corp. (a)(b)	2,888	14,498
Standex International Corp.	1,147	25,624
Sturm, Ruger & Co., Inc. (a)	2,087	17,197

		650,998
MEDIA – 1.0%

Acacia Research - Acacia Technologies (a)	2,583	14,852
AH Belo Corp., Class A (a)	1,503	17,179
Belo Corp., Class A	7,519	79,476
Charter Communications, Inc., Class A (a)(b)	36,293	30,922
Citadel Broadcasting Corp.	17,948	29,794
CKX, Inc. (a)	3,490	33,225
Courier Corp.	929	23,179
Cox Radio, Inc., Class A (a)	2,778	33,003
Crown Media Holdings, Inc., Class A (a)(b)	1,295	6,695
Cumulus Media, Inc., Class A (a)	2,618	16,703
DG FastChannel, Inc. (a)	1,452	27,849
Dolan Media (a)	1,085	21,819

	SHARES	VALUE

MEDIA (continued)

Emmis Communications Corp., Class A (a)	3,053	$10,624
Entercom Communications Corp., Class A	2,743	27,238
Entravision Communication Corp., Class A (a)	5,657	37,676
Fisher Communications, Inc. (a)	575	17,917
GateHouse Media, Inc. (b)	2,175	12,702
Gemstar - TV Guide International, Inc. (a)	22,565	106,056
Gray Television, Inc.	3,978	22,635
Journal Communications, Inc., Class A	3,880	28,634
Lee Enterprises, Inc. (b)	4,089	40,931
Lin TV Corp., Class A (a)	2,561	24,611
LodgeNet Entertainment Corp. (a)	2,095	12,759
Martha Stewart Living Omnimedia, Class A (a)	2,471	18,360
Media General Inc., Class A	1,963	27,521
Mediacom Communications Corp., Class A (a)	4,338	18,784
Nexstar Broadcasting Group, Inc., Class A (a)	979	5,776
Playboy Enterprises, Inc., Class B (a)	1,975	16,452
PRIMEDIA, Inc.	4,065	29,878
Radio One, Inc., Class D (a)	7,055	10,724
Salem Communications Corp., Class A	922	3,697
Scholastic Corp. (a)	2,761	83,575
Sinclair Broadcast Group, Inc., Class A	4,367	38,910
Spanish Broadcasting System, Inc., Class A (a)	4,135	7,319
Sun-Times Media Group, Inc., Class A (a)	6,126	4,411
TiVo, Inc. (a)	8,989	78,744
Value Line, Inc.	119	5,462
Westwood One, Inc.	6,545	13,745
World Wrestling Entertainment, Inc., Class A	1,986	36,959

		1,076,796
METAL FABRICATE / HARDWARE – 1.0%

AM Castle & Co.	1,269	34,263
Ampco-Pittsburgh Corp.	679	29,190
CIRCOR International, Inc.	1,453	67,201
Dynamic Materials Corp.	1,074	46,397
Haynes International, Inc. (a)	1,083	59,435
Kaydon Corp. (b)	2,549	111,927
Ladish Co., Inc. (a)	1,370	49,320
Lawson Products	375	10,331
LB Foster Co., Class A (a)	964	41,510
Mueller Water Products, Inc., Class A	10,192	83,371
Northwest Pipe Co. (a)	823	34,969
RBC Bearings, Inc. (a)	1,913	71,030
Sims Group, Ltd., SP ADR	4,725	130,032
Sun Hydraulics Corp.	1,027	30,060
TriMas Corp. (a)	1,235	6,508
Valmont Industries, Inc.	1,671	146,864
Worthington Industries, Inc. (b)	5,846	98,622

		1,051,030
METALS - DIVERSIFIED – 0.6%

Ameron International Corp.	809	75,666
Griffon Corp. (a)	2,750	23,650
Gulf Island Fabrication, Inc.	988	28,375
Matthews International Corp., Class A	2,847	137,368
Mueller Industries, Inc.	3,289	94,888
Quanex Corp.	3,343	172,967
RTI International Metals, Inc. (a)	2,072	93,675

		626,589
MINING – 1.1%

AMCOL International Corp.	2,305	71,985
Apex Silver Mines Ltd. (a)	5,452	66,078
Brush Engineered Materials, Inc. (a)	1,802	46,257
Century Aluminum Co. (a)	2,635	174,542
Coeur d’Alene Mines Corp. (a)(b)	44,230	178,689

See Accompanying Note to Schedule of Investments

16 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

MINING (continued)

Compass Minerals International, Inc.	2,898	$170,924
General Moly, Inc. (a)(b)	4,477	35,771
Hecla Mining Co. (a)	10,825	120,807
Horsehead Holding Corp. (a)	545	6,311
Kaiser Aluminum Corp.	1,396	96,743
Royal Gold, Inc.	2,263	68,275
Stillwater Mining Co. (a)	3,855	59,637
Uranium Resources, Inc. (a)(b)	4,812	28,824
US Gold Corp. (a)	5,018	12,746
USEC, Inc. (a)	9,935	36,760

		1,174,349
OFFICE / BUSINESS EQUIPMENT – 0.2%

Compx International, Inc.	100	920
Herman Miller, Inc.	5,101	125,332
IKON Office Solutions, Inc.	7,132	54,203
Knoll, Inc.	4,465	51,526

		231,981
OIL & GAS – 0.7%

Arena Resources, Inc. (a)	2,737	105,949
Complete Production Services, Inc. (a)	3,840	88,090
CVR Energy, Inc. (a)	1,800	41,454
Delek US Holdings, Inc.	1,084	13,734
Geoglobal Resources, Inc. (a)	2,779	7,753
GeoMet, Inc. (a)(b)	1,667	11,102
GMX Resources, Inc. (a)	1,238	43,243
Gulfport Energy Corp. (a)	2,118	22,451
Mariner Energy, Inc. (a)	7,852	212,083
Oilsands Quest, Inc. (a)	12,185	48,009
Rex Energy Corp. (a)	935	15,558
Sulphco, Inc. (a)(b)	4,091	17,059
TXCO Resources, Inc. (a)	3,108	38,477
Vaalco Energy, Inc. (a)	5,344	26,560
Venoco, Inc. (a)	1,182	13,735

		705,257
OIL & GAS PRODUCERS – 3.2%

APCO Argentina, Inc. (b)	840	21,815
Approach Resources, Inc. (a)	778	12,199
ATP Oil & Gas Corp. (a)	2,285	74,765
Atwood Oceanics, Inc. (a)	2,470	226,548
Berry Petroleum Co., Class A	3,560	165,504
Bois D’ARC Energy, Inc. (a)	1,640	35,244
BPZ Resources, Inc. (a)	5,554	120,688
Carrizo Oil & Gas, Inc. (a)	2,402	142,367
Clayton Williams Energy, Inc. (a)	470	24,670
Concho Resources Inc. (a)	2,047	52,485
Contango Oil & Gas Co. (a)	1,209	78,113
Encore Acquisition Co. (a)	4,787	192,820
Energy Partners, Ltd. (a)	2,605	24,669
FX Energy, Inc. (a)	3,292	14,024
Goodrich Petroleum Corp. (a)(b)	1,692	50,895
Grey Wolf, Inc. (a)	16,660	112,955
Harvest Natural Resources, Inc. (a)	3,098	37,362
McMoRan Exploration Co. (a)(b)	3,971	68,659
Meridian Resources Corp. (The) (a)	8,065	11,936
New Jersey Resources Corp.	3,784	117,493
Northwest Natural Gas Co.	2,432	105,646
Parallel Petroleum Corp. (a)	3,714	72,683
Parker Drilling Co. (a)	10,031	64,800
Penn Virginia Corp.	3,691	162,736
Petrohawk Energy Corp. (a)	17,315	349,244
Petroleum Development Corp. (a)	1,376	95,316
Petroquest Energy, Inc. (a)	3,829	66,395
Pioneer Drilling Co. (a)	4,576	72,896
RPC, Inc.	3,023	45,919
South Jersey Industries, Inc.	2,724	95,640
Southwest Gas Corp.	3,799	106,220
Stone Energy Corp. (a)	2,523	131,978
Swift Energy Co. (a)	2,691	121,068

	SHARES	VALUE

OIL & GAS PRODUCERS (continued)

Toreador Resources Corp. (a)	1,451	$11,289
W-H Energy Services, Inc. (a)	2,741	188,718
Warren Resources, Inc. (a)	5,229	62,068
WD-40 Co.	1,641	54,563

		3,392,390
OIL & GAS SERVICES – 3.3%

Allis-Chalmers Energy, Inc. (a)(b)	2,316	31,938
Alon USA Energy, Inc. (b)	1,195	18,176
Aquila, Inc. (a)	33,766	108,389
Atlas America, Inc.	2,056	124,265
Basic Energy Services, Inc. (a)	3,672	81,078
Bill Barrett Corp. (a)	2,778	131,261
Brigham Exploration Co. (a)	4,219	25,609
Bronco Drilling Co., Inc. (a)	2,399	38,648
Cal Dive International, Inc. (a)	3,943	40,928
Callon Petroleum Co. (a)	1,884	34,082
CARBO Ceramics, Inc.	1,822	73,062
Comstock Resources, Inc. (a)	4,001	161,240
Crosstex Energy, Inc. (b)	3,318	112,646
Dawson Geophysical Co. (a)	711	47,993
Delta Petroleum Corp. (a)	5,919	133,414
Dril-Quip, Inc. (a)	2,398	111,435
Edge Petroleum Corp. (a)	2,624	10,575
EXCO Resources, Inc. (a)	5,540	102,490
Exterran Holdings, Inc. (a)	5,436	350,839
Flotek Industries, Inc. (a)	2,068	30,172
Geokinetics, Inc. (a)	630	11,416
Hercules Offshore, Inc. (a)	7,483	187,973
Hornbeck Offshore Services, Inc. (a)	2,041	93,212
ION Geophysical Corp. (a)	7,455	102,879
Lufkin Industries, Inc.	1,352	86,285
Matrix Service Co. (a)	2,395	41,146
NATCO Group, Inc., Class A (a)	1,694	79,195
Newpark Resources, Inc. (a)	8,291	42,284
Oil States International, Inc. (a)	4,437	198,822
Piedmont Natural Gas Co., Inc. (b)	6,722	176,520
Rosetta Resources, Inc. (a)	4,509	88,692
Superior Offshore International, Inc. (a)	937	3,101
Superior Well Services, Inc. (a)	1,445	31,602
T-3 Energy Services, Inc. (a)	596	25,366
Trico Marine Services, Inc. (a)	1,096	42,711
Union Drilling, Inc. (a)	1,193	20,866
WGL Holdings, Inc.	4,436	142,218
Whiting Petroleum Corp. (a)	3,789	244,959
Willbros Group, Inc. (a)	3,337	102,112

		3,489,599
PACKAGING & CONTAINERS – 0.3%

AEP Industries, Inc. (a)	505	15,296
Chesapeake Corp.	1,838	8,841
Graphic Packaging Holding Co. (a)	6,337	18,504
Greif Inc., Class A	2,991	203,179
Silgan Holdings, Inc.	2,234	110,873

PHARMACEUTICALS – 3.5%		356,693

Abaxis, Inc. (a)	1,962	45,460
Acadia Pharmaceuticals, Inc. (a)(b)	2,861	25,921
Akorn, Inc. (a)	5,077	24,014
Alexza Pharmaceuticals, Inc. (a)	1,871	12,872
Align Technology, Inc. (a)	5,503	61,138
Alkermes, Inc. (a)	9,037	107,360
Allos Therapeutics, Inc. (a)	3,852	23,420
Allscripts Healthcare Solutions, Inc. (a)	5,147	53,117
Alnylam Pharmaceuticals, Inc. (a)(b)	3,144	76,714
Alpharma, Inc., Class A (a)	3,896	102,114
Altus Pharmaceuticals, Inc. (a)	1,957	8,904
Amicus Therapeutics, Inc. (a)	461	4,933
Animal Health International, Inc. (a)	1,182	12,931
Array Biopharma, Inc. (a)	4,334	30,381

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 17

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

PHARMACEUTICALS (continued)

Auxilium Pharmaceuticals, Inc. (a)	2,809	$75,113
Bentley Pharmaceuticals, Inc. (a)	1,823	29,624
Biodel, Inc. (a)	461	5,002
BioForm Medical, Inc. (a)	997	4,586
BioMarin Pharmaceuticals, Inc. (a)(b)	8,633	305,349
Bionovo, Inc. (a)(b)	4,386	5,570
Cadence Pharmaceuticals, Inc. (a)(b)	1,490	8,866
Caraco Pharm Labs, Inc. (a)	904	16,227
Cell Genesys, Inc. (a)	7,087	16,654
Cubist Pharmaceuticals, Inc. (a)	5,117	94,255
CV Therapeutics, Inc. (a)	5,475	39,037
Cypress Bioscience, Inc. (a)	3,603	25,797
CytRx Corp. (a)(b)	8,006	9,207
Dendreon Corp. (a)(b)	7,727	37,244
Discovery Laboratories, Inc. (a)(b)	7,801	18,332
Durect Corp. (a)	6,400	33,600
Emergent Biosolutions, Inc. (a)	442	3,943
Geron Corp. (a)	6,720	32,794
HealthExtras, Inc. (a)	2,778	69,006
I-Flow Corp. (a)	1,891	26,531
Idenix Pharmaceuticals, Inc. (a)	2,290	11,496
Indevus Pharmaceuticals, Inc. (a)	5,621	26,812
Isis Pharmaceuticals, Inc. (a)(b)	8,376	118,185
Javelin Pharmaceuticals, Inc. (a)	3,920	11,015
Jazz Pharmaceuticals, Inc. (a)(b)	583	5,259
K-V Pharmaceuticals Co., Class A (a)(b)	3,140	78,374
Ligand Pharmaceuticals, Inc., Class B	7,671	30,684
Mannatech, Inc. (b)	1,519	10,830
Mannkind Corp. (a)(b)	4,907	29,295
MAP Pharmaceuticals, Inc. (a)	534	7,460
Medarex, Inc. (a)	11,318	100,164
Medicines Co. (The) (a)	4,593	92,779
Medicis Pharmaceutical Corp., Class A	5,032	99,080
Nabi Biopharmaceuticals (a)	4,745	19,075
Nastech Pharmaceutical Co., Inc. (a)	2,398	5,635
Neurocrine Biosciences, Inc. (a)	3,503	18,916
Neurogen Corp. (a)	2,918	5,427
Noven Pharmaceuticals, Inc. (a)	2,238	20,097
Obagi Medical Products, Inc. (a)	535	4,644
Onyx Pharmaceuticals, Inc. (a)	4,929	143,089
OSI Pharmaceuticals, Inc. (a)(b)	5,196	194,278
Osiris Therapeutics, Inc. (a)(b)	1,177	14,807
Pain Therapeutics, Inc. (a)	3,298	27,868
Par Pharmaceutical Cos., Inc. (a)	3,145	54,692
Penwest Pharmaceuticals Co. (a)	2,118	5,507
Perrigo Co. (b)	6,925	261,280
PetMed Express, Inc. (a)	1,970	21,847
PharMerica Corp. (a)	2,437	40,381
Poniard Pharmaceuticals, Inc. (a)	2,144	7,182
POZEN, Inc. (a)(b)	2,326	24,097
Progenics Pharmaceuticals, Inc. (a)(b)	2,268	14,810
Rigel Pharmaceuticals, Inc. (a)	3,243	60,514
Salix Pharmaceuticals, Ltd. (a)(b)	4,349	27,312
Santarus, Inc. (a)	4,690	12,053
Sciele Pharma, Inc. (a)	3,168	61,776
Sirtris Pharmaceuticals Inc. (a)(b)	558	7,248
Somaxon Pharmaceuticals, Inc. (a)(b)	936	4,446
Sucampo Pharmaceuticals, Inc., Class A (a)	420	3,360
Synta Pharmaceuticals Corp. (a)	461	3,729
Synutra International, Inc. (a)(b)	420	13,125
Tiens Biotech Group USA, Inc. (a)(b)	300	636
Trubion Pharmaceuticals, Inc. (a)(b)	800	7,552
United Therapeutics, Inc. (a)	2,004	173,747
USANA Health Sciences, Inc. (a)(b)	777	17,117
Valeant Pharmaceuticals nternational (a)(b)	8,046	103,230
Vanda Pharmaceuticals, Inc. (a)	2,451	9,485
ViroPharma, Inc. (a)(b)	6,453	57,690
Vivus, Inc. (a)	5,382	32,453
XenoPort, Inc. (a)	1,913	77,419

	SHARES	VALUE

PHARMACEUTICALS (continued)

Zymogenetics, Inc. (a)(b)	3,545	$34,741

		3,658,714
REAL ESTATE – 0.2%

Avatar Holdings, Inc. (a)	527	22,972
Consolidated - Tomoka Land Co.	554	31,052
FX Real Estate and Entertainment, Inc. (a)	698	4,104

FX Real Estate and Entertainment, Inc. Rights, expiring 04/18/08 (a)	349	—
Grubb & Ellis Co.	3,491	23,983
HFF, Inc., Class A (a)	1,648	8,256
Hilltop Holdings, Inc. (a)	4,374	45,490
Meruelo Maddux Properties, Inc. (a)	4,217	10,711
Stratus Properties, Inc. (a)	456	13,438
Tarragon Corp. (a)	1,253	2,694
Thomas Properties Group, Inc.	2,189	19,219

		181,919
REAL ESTATE INVESTMENT TRUST (REIT) – 6.2%

Acadia Realty Trust	2,887	69,721
Agree Realty Corp.	728	19,984
Alesco Financial, Inc. (b)	5,937	17,099
Alexander’s, Inc. (a)	180	63,810
Alexandria Real Estate Equities, Inc.	2,872	266,292
American Campus Communities, Inc.	2,405	65,801
American Financial Realty Trust	12,046	95,645
Anthracite Capital, Inc. (b)	5,694	37,580
Anworth Mortgage Asset Corp.	6,829	41,862
Arbor Realty Trust, Inc.	1,317	19,860
Ashford Hospitality Trust, Inc.	9,519	54,068
Associated Estates Realty Corp.	1,450	16,588
BioMed Realty Trust, Inc.	5,898	140,903
BRT Realty Trust (b)	647	9,064
Capital Trust, Inc., Class A (b)	1,258	33,903
CapLease, Inc.	4,012	31,173
CBRE Realty Finance, Inc.	2,688	10,833
Cedar Shopping Centers, Inc.	3,982	46,510
Chimera Investment Corp.	2,995	36,839
Corporate Office Properties Trust SBI MD	3,506	117,837
Cousins Properties, Inc. (b)	3,599	88,931
Crystal River Capital, Inc. (b)	2,305	20,584
DCT Industrial Trust, Inc.	15,135	150,745
Deerfield Capital Corp. (b)	5,363	7,562
DiamondRock Hospitality Co.	8,495	107,632
Digital Realty Trust, Inc. (b)	5,080	180,340
DuPont Fabros Technology, Inc. (b)	3,144	51,845
EastGroup Properties, Inc.	2,109	97,984
Education Realty Trust, Inc.	2,520	31,676
Entertainment Properties Trust	2,530	124,805
Equity Lifestyle Properties, Inc.	1,788	88,274
Equity One, Inc.	3,270	78,382
Extra Space Storage, Inc.	5,717	92,558
FelCor Lodging Trust, Inc.	5,540	66,646
First Industrial Realty Trust, Inc. (b)	4,079	126,000
First Potomac Realty Trust	2,232	34,306
Franklin Street Properties Corp.	5,285	75,681
Getty Realty Corp.	1,598	25,456
Glimcher Realty Trust (b)	3,295	39,408
GMH Communities Trust	2,898	25,155
Gramercy Capital Corp (New York) (b)	2,349	49,165
Healthcare Realty Trust, Inc.	4,567	119,427
Hersha Hospitality Trust	3,760	33,953
Highwoods Properties, Inc. (b)	5,125	159,234
Home Properties, Inc.	2,995	143,730
IMPAC Mortgage Holdings, Inc. (b)	7,194	9,136
Inland Real Estate Corp.	5,220	79,396
Investors Real Estate Trust	5,016	49,056
JER Investors Trust, Inc. (b)	2,386	20,233
Kite Realty Group Trust	1,923	26,922

See Accompanying Note to Schedule of Investments

18 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

REAL ESTATE INVESTMENT TRUST (REIT) (continued)

LaSalle Hotel Properties	3,604	$103,536
Lexington Realty Trust	5,526	79,630
LTC Properties, Inc.	2,208	56,768
Luminent Mortgage Capital, Inc. (b)	4,318	2,634
Maguire Properties, Inc. (b)	3,326	47,595
Medical Properties Trust, Inc.	5,831	66,007
MFA Mortgage Investments, Inc.	13,650	85,995
Mid-America Apartment Communities, Inc.	2,293	114,283
Mission West Properties, Inc.	1,811	17,114
National Health Investors, Inc.	2,153	67,281
National Retail Properties, Inc. (b)	6,428	141,737
Nationwide Health Properties, Inc. (b)	8,583	289,676
Newcastle Investment Corp. (b)	3,688	30,463
NorthStar Realty Finance Corp. (b)	5,735	46,855
Omega Healthcare Investors, Inc.	6,059	105,184
Parkway Properties, Inc./MD	1,481	54,738
Pennsylvania Real Estate Investment Trust	2,854	69,609
Post Properties, Inc.	3,932	151,854
Potlatch Corp.	3,516	145,105
PS Business Parks, Inc.	1,429	74,165
RAIT Financial Trust (b)	5,622	39,017
Ramco-Gershenson Properties	1,713	36,161
Realty Income Corp. (b)	9,104	233,244
Redwood Trust, Inc. (b)	2,207	80,224
Resource Capital Corp. (b)	2,030	15,367
Saul Centers, Inc.	988	49,637
Senior Housing Properties Trust	8,552	202,682
Sovran Self Storage, Inc.	1,923	82,131
Strategic Hotels & Resorts, Inc.	6,875	90,269
Sun Communities, Inc.	1,476	30,258
Sunstone Hotel Investors, Inc.	5,612	89,848
Tanger Factory Outlet Centers	2,819	108,447
U-Store-It Trust	4,272	48,402
Universal Health Realty Income Trust	1,087	36,197
Urstadt Biddle Properties, Inc., Class A	1,958	30,799
Washington Real Estate Investment Trust (b)	4,059	135,652
Winthrop Realty Trust	4,664	19,216

		6,477,374
RETAIL – 4.6%

99 Cents Only Stores (a)	4,323	42,754
AC Moore Arts & Crafts, Inc. (a)	1,865	12,719
Aeropostale, Inc. (a)	6,032	163,528
AFC Enterprises (a)	2,706	24,327
Asbury Automotive Group, Inc.	2,362	32,501
Bebe Stores, Inc.	2,309	24,822
Benihana, Inc., Class A (a)	1,213	13,671
Big 5 Sporting Goods Corp.	2,092	18,347
BJ’s Restaurants, Inc. (a)	1,656	23,863
Blockbuster, Inc., Class A (a)	17,258	56,261
Bob Evans Farms, Inc.	2,809	77,500
Bon-Ton Stores, Inc. (The) (b)	944	5,164
Books-A-Million, Inc.	1,314	11,484
Borders Group, Inc.	5,042	29,597
Brown Shoe Co., Inc.	4,069	61,320
Buckle, Inc. (The)	1,294	57,881
Buffalo Wild Wings, Inc. (a)	1,413	34,619
Build-A-Bear Workshop, Inc. (a)	1,365	12,408
Cabela’s, Inc. (a)(b)	3,452	48,880
Cache, Inc. (a)	907	10,240
California Pizza Kitchen, Inc. (a)	2,309	30,271
Carrols Restaurant Group, Inc. (a)	1,001	8,939
Casey’s General Stores, Inc.	4,553	102,898
Cash America International, Inc.	2,637	95,987
Casual Male Retail Group, Inc. (a)	3,330	13,986
Cato Corp. (The) Class A	2,755	41,160
CBRL Group, Inc.	1,995	71,361
CEC Entertainment, Inc. (a)	2,115	61,081
Charlotte Russe Holding, Inc. (a)	2,335	40,489
Charming Shoppes, Inc. (a)	10,487	50,652

	SHARES	VALUE

RETAIL (continued)

Children’s Place Retail Stores, Inc. (The) (a)	1,997	$49,046
Chipolte Mexican Grill, Inc., Class B (a)	2,955	286,901
Christopher & Banks Corp.	3,338	33,347
Citi Trends, Inc. (a)	1,278	23,579
CKE Restaurants, Inc.	5,291	59,365
Collective Brands, Inc. (a)	5,797	70,260
Conn’s, Inc. (a)(b)	1,123	18,316
CSK Auto Corp. (a)	3,960	36,868
Denny’s Corp. (a)	8,992	26,796
Domino’s Pizza, Inc.	3,891	52,490
Dress Barn, Inc. (a)	4,177	54,050
DSW, Inc., Class A (a)	1,494	19,347
Eddie Bauer Holdings, Inc. (a)	2,808	10,923
Ezcorp, Inc., Class A (a)	3,351	41,251
FGX International Holdings, Ltd. (a)	1,077	12,881
Finish Line, Class A	3,920	18,659
First Cash Financial Services, Inc. (a)	2,422	25,019
Fred’s, Inc., Class A	3,695	37,874
Gander Mountain Co. (a)(b)	470	2,858
Genesco, Inc. (a)(b)	2,045	47,260
Group 1 Automotive, Inc.	2,117	49,707
Haverty Furniture Cos., Inc.	1,827	19,439
hhgregg, Inc. (a)	913	10,271
Hibbett Sports, Inc. (a)	2,807	43,340
HOT Topic, Inc. (a)	4,080	17,585
Ihop Corp. (b)	1,612	77,215
Insight Enterprises, Inc. (a)	4,495	78,663
J Crew Group, Inc. (a)(b)	3,510	155,037
Jack in the Box, Inc. (a)	5,353	143,835
Jamba, Inc. (a)(b)	4,797	12,712
Jo-Ann Stores, Inc. (a)	2,248	33,113
JOS A. Bank Clothiers, Inc. (a)(b)	1,667	34,174
Kenneth Cole Productions, Inc., Class A	867	14,687
Krispy Kreme Doughnuts, Inc. (a)(b)	5,962	18,184
Landry’s Restaurants, Inc. (b)	1,162	18,917
Lithia Motors, Inc., Class A	1,463	14,864
Longs Drug Stores Corp.	2,969	126,064
Lululemon Athletica, Inc. (a)(b)	1,203	34,201
MarineMax, Inc. (a)	1,529	19,051
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,350	15,728
Men’s Wearhouse, Inc.	4,885	113,674
Morton’s Restaurant Group, Inc. (a)	928	7,359
Movado Group, Inc.	1,586	30,911
New York & Co., Inc. (a)	1,984	11,388
Nu Skin Enterprises, Inc., Class A	4,520	81,450
O’Charleys, Inc.	1,971	22,706
Pacific Sunwear of California (a)	6,529	82,331
Pantry, Inc. (The) (a)	1,970	41,528
Papa John’s International, Inc. (a)	1,983	48,008
PC Connection, Inc. (a)	857	6,787
PEP Boys-Manny Moe & Jack	3,538	35,238
PF Chang’s China Bistro, Inc. (a)(b)	2,220	63,137
Pier 1 Imports, Inc. (a)	8,231	51,691
PriceSmart, Inc.	1,234	34,194
Red Robin Gourmet Burgers, Inc. (a)	1,479	55,566
Regis Corp.	3,992	109,740
Retail Ventures, Inc. (a)	2,550	12,368
Ruby Tuesday, Inc.	4,822	36,165
Rush Enterprises, Inc., Class A (a)	2,947	46,680
Ruth’s Chris Steak House (a)	1,753	12,113
Sally Beauty Holdings, Inc. (a)	8,410	58,029
School Specialty, Inc. (a)	1,785	56,299
Select Comfort Corp. (a)	4,546	16,366
Sonic Automotive, Inc., Class A	2,752	56,554
Sonic Corp. (a)	5,477	120,713
Stage Stores, Inc.	3,855	62,451
Steak N Shake Co. (The) (a)(b)	2,751	21,650
Stein Mart, Inc. (b)	2,431	13,662
Systemax, Inc. (b)	895	10,794

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 19

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

RETAIL (continued)

Talbots, Inc. (b)	2,199	$23,705
Texas Roadhouse, Inc., Class A (a)	4,857	47,599
Titan Machinery, Inc.	499	9,331
Tuesday Morning Corp. (b)	2,766	14,328
Tween Brands, Inc. (a)	2,296	56,803
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	770	10,811
Under Armour, Inc., Class A (a)(b)	2,198	80,447
West Marine, Inc. (a)	1,354	9,437
Wet Seal, Inc., (The) Class A (a)	7,777	26,364
Zale Corp. (a)(b)	4,008	79,198
Zumiez, Inc. (a)(b)	1,680	26,359

		4,846,521
SEMICONDUCTORS – 2.6%

Advanced Analogic Technologies, Inc. (a)	3,411	19,170
Amkor Technology, Inc. (a)	9,400	100,580
Anadigics, Inc. (a)	5,639	36,992
Applied Micro Circuits Corp. (a)	5,857	42,053
Asyst Technologies, Inc. (a)	4,494	15,729
AuthenTec, Inc. (a)	755	7,505
Axcelis Technologies, Inc. (a)	9,374	52,494
Brooks Automation, Inc. (a)	5,908	57,426
Cabot Microelectronics Corp. (a)	2,138	68,737
Cavium Networks, Inc. (a)	622	10,201
Cirrus Logic, Inc. (a)	8,130	54,634
Cohu, Inc.	2,096	34,060
Conexant Systems, Inc. (a)	45,234	26,231
Credence Systems Corp. (a)	9,764	16,599
DSP Group, Inc. (a)	2,708	34,500
Emulex Corp. (a)	7,670	124,561
Entegris, Inc. (a)	10,406	74,819
Entropic Communications, Inc. (a)	830	3,229
Exar Corp. (a)	3,860	31,768
Formfactor, Inc. (a)	4,293	81,996
Hittite Microwave Corp. (a)	1,454	54,409
IPG Photonics Corp. (a)	926	14,529
IXYS Corp. (a)	2,524	17,239
Kulicke & Soffa Industries, Inc. (a)	5,332	25,487
Lattice Semiconductor Corp. (a)	10,584	30,059
LTX Corp. (a)	5,725	17,977
Mattson Technology, Inc. (a)	4,447	27,082
Micrel, Inc.	4,629	42,911
Microsemi Corp. (a)	6,873	156,704
MIPS Technologies, Inc. (a)	4,035	15,979
MKS Instruments, Inc. (a)	4,105	87,847
Monolithic Power Systems, Inc. (a)	2,187	38,557
Netlogic Microsystems, Inc. (a)	1,556	37,562
OmniVision Technologies, Inc. (a)(b)	4,949	83,242
ON Semiconductor Corp. (a)	28,639	162,670
Pericom Semiconductor Corp. (a)	2,442	35,849
Photronics, Inc. (a)	3,854	36,806
PLX Technology, Inc. (a)	2,643	17,629
PMC-Sierra, Inc. (a)	19,201	109,446
Rubicon Technology, Inc. (a)	584	16,924
Rudolph Technologies, Inc. (a)	2,682	26,203
Semitool, Inc. (a)	2,039	16,964
Semtech Corp. (a)	5,651	80,979
Silicon Image, Inc. (a)	8,093	40,546
SiRF Technology Holdings, Inc. (a)(b)	5,329	27,125
Skyworks Solutions, Inc. (a)	14,391	104,766
Spansion, Inc., Class A (a)	8,863	24,373
Standard Microsystems Corp. (a)	2,031	59,265
Supertex, Inc. (a)	1,051	21,451
Syntax-Brillian Corp. (a)(b)	5,289	5,183
Techwell, Inc. (a)	1,379	14,948
Tessera Technologies, Inc. (a)	4,306	89,565
TriQuint Semiconductor, Inc. (a)	12,830	64,920
Ultra Clean Holdings, Inc. (a)	1,750	17,150
Ultratech, Inc. (a)	2,218	21,315
Veeco Instruments, Inc. (a)	2,859	47,545

	SHARES	VALUE

SEMICONDUCTORS (continued)

Volterra Semiconductor Corp. (a)	1,962	$22,229
Zoran Corp. (a)	4,611	62,986

		2,669,705
SOFTWARE – 3.3%

ACI Worldwide, Inc. (a)(b)	3,339	66,513
Advent Software, Inc. (a)	1,559	66,445
American Reprographics Co. (a)	2,642	39,207
Ansys, Inc. (a)	6,986	241,157
ArcSight, Inc. (a)	618	4,270
Avid Technology, Inc. (a)(b)	3,420	83,243
Avocent Corp. (a)	4,113	69,510
Blackbaud, Inc.	4,064	98,674
Blackboard, Inc. (a)	2,537	84,558
BladeLogic, Inc. (a)	564	15,820
Borland Software Corp. (a)	6,704	13,542
Commvault Systems, Inc. (a)	3,272	40,573
Computer Programs & Systems, Inc.	867	18,120
Concur Technologies, Inc. (a)	3,847	119,449
CSG Systems International, Inc. (a)	3,040	34,565
Deltek, Inc. (a)	808	10,488
Double-Take Software, Inc. (a)	820	9,578
Eclipsys Corp. (a)	4,224	82,833
Epicor Software Corp. (a)	5,372	60,166
EPIQ Systems, Inc. (a)	2,778	43,115
FalconStor Software, Inc. (a)	2,951	22,457
Glu Mobile, Inc. (a)(b)	682	3,062
Guidance Software, Inc. (a)	302	2,703
Informatica Corp. (a)	7,886	134,535
Innerworkings, Inc. (a)(b)	2,149	30,150
Interactive Intelligence, Inc. (a)	1,201	14,136
INVESTools, Inc. (a)(b)	4,823	53,005
JDA Software Group, Inc. (a)	2,367	43,198
Lawson Software, Inc. (a)	11,410	85,917
ManTech International Corp., Class A (a)	1,754	79,561
MedAssets, Inc. (a)	1,313	19,459
MicroStrategy, Inc., Class A (a)	889	65,777
Midway Games, Inc. (a)(b)	2,132	5,756
MSC.Software Corp. (a)	4,046	52,558
NetSuite, Inc. (a)	642	13,829
Nuance Communications, Inc. (a)	13,531	235,575
Omnicell, Inc. (a)	3,022	60,742
Omniture, Inc. (a)	4,069	94,441
OpenTV Corp., Class A (a)	8,639	10,194
Packeteer, Inc. (a)	3,393	17,270
Parametric Technology Corp. (a)	10,351	165,409
PDF Solutions, Inc. (a)	1,953	10,761
Pegasystems, Inc.	1,331	12,818
Progress Software Corp. (a)	3,696	110,584
PROS Holdings, Inc. (a)	763	9,576
Quality Systems, Inc. (b)	1,603	47,882
Renaissance Learning, Inc.	728	10,185
Schawk, Inc.	1,434	22,930
SeaChange International, Inc. (a)	2,716	19,093
Solera Holdings, Inc. (a)	2,421	58,976
SourceForge, Inc. (a)	6,095	12,129
SPSS, Inc. (a)	1,633	63,328
Sybase, Inc. (a)	8,230	216,449
Synchronoss Technologies, Inc. (a)	1,660	33,250
SYNNEX Corp. (a)	1,502	31,872
Take-Two Interactive Software, Inc. (a)	6,927	176,777
Taleo Corp., Class A (a)	1,523	29,546
THQ, Inc. (a)	6,013	131,083
Trident Microsystems, Inc. (a)	5,625	28,969
Unica Corp. (a)	904	6,147
Wind River Systems, Inc. (a)	6,427	49,745

		3,493,660
TELECOMMUNICATIONS – 2.6%

3Com Corp. (a)	34,973	80,088
Acme Packet, Inc. (a)	2,036	16,268

See Accompanying Note to Schedule of Investments

20 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

TELECOMMUNICATIONS (continued)

Adaptec, Inc. (a)	11,145	$32,766
ADTRAN, Inc.	4,940	91,390
Airvana, Inc. (a)	828	4,330
Alaska Communications Systems Group, Inc.	3,965	48,532
Anaren, Inc. (a)	1,326	16,787
Anixter International, Inc. (a)(b)	2,783	178,223
Aruba Networks, Inc. (a)	734	3,824
Atheros Communications, Inc. (a)	5,316	110,785
Atlantic Tele-Network, Inc.	868	29,364
BigBand Networks, Inc. (a)	1,137	6,515
Cbeyond, Inc. (a)	1,854	34,837
Centennial Communications Corp. (a)	2,116	12,506
Comtech Telecommunications Corp. (a)	2,140	83,460
Consolidated Communications Holdings, Inc.	2,080	31,475
CPI International, Inc. (a)	655	6,498
Ditech Networks, Inc. (a)	3,057	8,988
EMS Technologies, Inc. (a)	1,406	38,159
Fairpoint Communications, Inc. (b)	3,249	29,306
FiberTower Corp. (a)	9,493	16,708
Finisar Corp. (a)(b)	23,792	30,454
Foundry Networks, Inc. (a)	13,129	152,034
General Communication, Inc., Class A (a)	4,945	30,362
GeoEye, Inc. (a)	1,614	41,948
Global Crossing, Ltd. (a)	3,314	50,240
Globalstar, Inc. (a)(b)	1,762	12,845
Harris Stratex Networks, Inc., Class A (a)	2,348	23,550
Hughes Communications, Inc. (a)	592	30,003
Hungarian Telephone and Cable Corp. (a)	331	5,743
ICO Global Communications Holdings, Ltd. (a)(b)	9,485	29,309
IDT Corp., Class B	4,055	15,693
Infinera Corp. (a)	1,574	18,888
InterDigital, Inc. (a)	4,215	83,499
Iowa Telecommunications Services, Inc.	2,924	51,843
IPC The Hospitalist Co. (a)	532	10,523
iPCS, Inc.	1,567	36,589
Knology, Inc. (a)	2,401	31,093
Loral Space & Communications, Inc. (a)	1,056	25,175
MasTec, Inc. (a)	3,932	32,282
MRV Communications, Inc. (a)	14,714	20,158
Network Equipment Technologies, Inc. (a)	2,431	15,972
Neutral Tandem, Inc. (a)	597	10,752
Nextwave Wireless, Inc. (a)(b)	2,500	12,625
Novatel Wireless, Inc. (a)	2,997	29,011
Oplink Communications, Inc. (a)	2,054	18,219
OpNext, Inc. (a)	1,721	9,379
Optium Corp. (a)	1,129	7,937
Orbcomm, Inc. (a)(b)	2,419	11,998
PAETEC Holding Corp. (a)	6,424	42,784
Plantronics, Inc.	4,269	82,434
Polycom, Inc. (a)	8,263	186,248
Powerwave Technologies, Inc. (a)(b)	11,571	29,506
Preformed Line Products Co.	228	11,099
Premiere Global Services, Inc. (a)	5,550	79,587
RCN Corp.	2,846	31,818
Rural Cellular Corp., Class A (a)	1,124	49,715
SAVVIS, Inc. (a)(b)	2,468	40,154
Sonus Networks, Inc. (a)(b)	23,739	81,662
Switch & Data Facilities Co. (a)	1,268	12,946
Syniverse Holdings, Inc. (a)	2,517	41,933
Tekelec (a)	5,475	68,164
Time Warner Telecom, Inc., Class A (a)	13,040	201,990
USA Mobility, Inc.	2,128	15,194
UTStarcom, Inc. (a)(b)	9,795	27,818
Veraz Networks, Inc. (a)	835	2,054
Virgin Mobile USA, Inc., Class A (a)	2,469	5,012
Vonage Holdings Corp. (a)(b)	5,963	11,032

		2,750,083

	SHARES	VALUE

TELECOMMUNICATIONS EQUIPMENT – 0.4%

Arris Group, Inc. (a)	12,033	$70,032
Avanex Corp. (a)(b)	17,936	12,735
Harmonic, Inc. (a)	8,384	63,718
Ixia (a)	4,190	32,514
NTELOS Holdings Corp.	2,493	60,331
RF Micro Devices, Inc. (a)	23,482	62,462
ShoreTel, Inc. (a)	884	4,526
Sycamore Networks, Inc. (a)	17,042	62,374
Symmetricom, Inc. (a)	4,263	14,878
Viasat, Inc. (a)	2,285	49,630

		433,200
TELEPHONE – 0.1%

Cincinnati Bell, Inc. (a)	21,995	93,699
Shenandoah Telecom Co.	2,145	31,832
SureWest Communications	1,357	20,979

		146,510
TEXTILES – 0.3%

G&K Services, Inc., Class A	1,795	63,920
Interface, Inc., Class A	4,859	68,269
Shoe Carnival, Inc. (a)	871	11,785
Steven Madden, Ltd. (a)(b)	1,890	32,376
Unifirst Corp. (MA)	1,320	48,959
Wolverine World Wide, Inc.	4,478	129,907

		355,216
TOBACCO – 0.2%

Universal Corp., Richmond, VA	2,435	159,566
Vector Group, Ltd. (b)	2,759	48,531

		208,097
TOYS / GAMES / HOBBIES – 0.2%

Jakks Pacific, Inc. (a)	2,499	68,897
Leapfrog Enterprises, Inc. (a)	3,156	22,250
Marvel Entertainment, Inc. (a)(b)	4,467	119,671
Multimedia Games, Inc. (a)	2,252	12,026
RC2 Corp. (a)	1,617	33,908

		256,752
TRANSPORTATION – 1.9%

Abx Air, Inc. (a)	5,695	16,743
American Commercial Lines, Inc (a)	4,453	70,357
Arkansas Best Corp.	2,002	63,784
Arlington Tankers, Ltd. (b)	1,223	25,683
Atlas Air Worldwide Holdings, Inc. (a)	1,233	67,815
Bristow Group, Inc. (a)	1,823	97,840
Celadon Group, Inc. (a)	1,969	19,060
Double Hull Tankers, Inc.	1,959	20,785
Dynamex, Inc. (a)	1,028	26,008
Eagle Bulk Shipping, Inc. (b)	4,211	108,475
Forward Air Corp.	2,679	94,944
Genco Shipping & Trading, Ltd. (b)	1,810	102,138
General Maritime Corp. (b)	2,542	60,017
Genesee & Wyoming, Inc., Class A (a)	2,774	95,426
Golar LNG, Ltd.	3,225	58,921
Greenbrier Cos., Inc.	1,474	39,090
GulfMark Offshore, Inc. (a)	2,061	112,778
Heartland Express, Inc.	5,209	74,280
Horizon Lines, Inc., Class A (b)	2,694	50,135
HUB Group, Inc., Class A (a)	3,494	114,918
Knight Transportation, Inc. (b)	5,140	84,604
Knightsbridge Tankers, Ltd.	1,577	42,074
Marten Transport, Ltd. (a)	1,419	22,023
Nordic American Tanker Shipping, Ltd. (b)	2,693	75,404
Old Dominion Freight Line (a)	2,667	84,891
Pacer International, Inc.	3,069	50,424
Patriot Transportation Holding, Inc. (a)	138	10,825
PHI, Inc. (a)	1,272	40,119
Saia, Inc. (a)	1,359	21,554
Ship Finance International, Ltd.	2,830	74,372
TBS International Ltd., Class A (a)	447	13,499

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 21

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

TRANSPORTATION (continued)

Teekay Tankers Ltd., Class A	1,216	$20,818
Textainer Group Holdings, Ltd.	620	9,350
Ultrapetrol Bahamas, Ltd. (a)(b)	1,481	15,165
Universal Truckload Services, Inc. (a)	527	10,998
Werner Enterprises, Inc.	4,179	77,562

		1,972,879
TRUCKING & LEASING – 0.1%

Amerco, Inc. (a)	899	51,324
TAL International Group, Inc.	1,497	35,284

		86,608
WATER – 0.2%

American States Water Co.	1,515	54,540
California Water Service Group	1,809	69,012
Consolidated Water Co., Ltd. (b)	1,398	30,798
Pico Holdings, Inc. (a)	1,405	42,473
SJW Corp. (b)	1,423	40,684
Southwest Water Co.	2,103	23,280

		260,787

TOTAL COMMON STOCKS (Cost $112,843,713)		102,407,690

CLOSED-END FUNDS – 0.0%

Kayne Anderson Energy Development Fund	973	24,228
Patriot Capital Funding, Inc.	1,777	18,605

TOTAL CLOSED-END FUNDs (Cost $48,606)		42,833

BUSINESS DEVELOPMENT COMPANY – 0.0%

PennantPark Investment Corp.	1,947	16,569

TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $26,129)		16,569

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 1.0%

BlackRock Liquidity Funds TempCash Portfolio,	777,985	777,985
U.S. Treasury Bill 1.98% (c), 07/24/2008 (d)	$250,000	248,923

TOTAL SHORT-TERM INVESTMENTS (Cost $1,026,418)		1,026,908

TOTAL INVESTMENTS - 98.9% (COST $113,944,866) (e)		103,494,000
OTHER ASSETS LESS LIABILITIES - 1.1%		1,140,256

TOTAL NET ASSETS - 100.0%		$104,634,256

(a)	Non-income producing.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2008, the market value of securities loaned was $16,151,683. The loans were secured with cash collateral of $17,014,792.
(c)	Yield to Maturity.
(d)	Security with an aggregate market value of $248,923 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2008:

Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation

2	Russell 2000 Futures	6/19/08	$690,000	$26,863

(e)	At March 31, 2008, the cost of investments for Federal income tax purposes is $113,944,866. Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$14,010,578
Gross Unrealized Depreciation	(24,461,444)

Net Unrealized Appreciation/Depreciation	$(10,450,866)

SP ADR	Sponsored American Depositary Receipt

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*

Level 1 – Quoted Prices	$103,245,077	$26,863
Level 2 – Other Significant Observable Inputs	248,923	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$103,494,000	$26,863

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

See Accompanying Note to Schedule of Investments

22 E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

BANKS	$7,722,227	7.4%
COMMERCIAL SERVICES	7,077,255	6.8%
REAL ESTATE INVESTMENT TRUST (REIT)	6,477,374	6.2%
HEALTH CARE	5,437,857	5.2%
RETAIL	4,846,521	4.6%
PHARMACEUTICALS	3,658,714	3.5%
INSURANCE	3,633,791	3.5%
SOFTWARE	3,493,660	3.3%
OIL & GAS SERVICES	3,489,599	3.3%
OIL & GAS PRODUCERS	3,392,390	3.2%
ELECTRONICS	3,363,243	3.2%
CHEMICALS	2,890,549	2.8%
TELECOMMUNICATIONS	2,750,083	2.6%
INTERNET COMPANIES	2,731,924	2.6%
SEMICONDUCTORS	2,669,705	2.6%
BIOTECHNOLOGY	2,650,059	2.5%
COMPUTERS	2,620,184	2.5%
DIVERSIFED FINANCIAL SERVICES	2,047,758	2.0%
MACHINERY	2,025,941	1.9%
TRANSPORTATION	1,972,879	1.9%
ELECTRIC	1,838,987	1.8%
FOOD	1,736,743	1.7%
AEROSPACE / DEFENSE	1,222,128	1.2%
MINING	1,174,349	1.1%
DISTRIBUTION / WHOLESALE	1,076,965	1.0%
MEDIA	1,076,796	1.0%
METAL FABRICATE / HARDWARE	1,051,030	1.0%
APPAREL	1,046,465	1.0%
ENTERTAINMENT	1,013,089	1.0%
AUTO PARTS & EQUIPMENT	1,008,092	1.0%
ELECTRICAL COMPONENTS & EQUIPMENT	967,534	0.9%
ENVIRONMENTAL CONTROL	840,514	0.8%
HOUSEHOLD PRODUCTS / WARE	732,854	0.7%
OIL & GAS	705,257	0.7%
MANUFACTURING	650,998	0.6%
METALS - DIVERSIFIED	626,589	0.6%
MANUFACTURERS	621,655	0.6%
BUILDING MATERIALS	618,504	0.6%
HOLDING COMPANIES	608,015	0.6%
COMPUTERS, PERIPHERAL & SOFTWARE	584,609	0.6%
ENGINEERING & CONSTRUCTION	580,685	0.6%
LEISURE TIME	509,889	0.5%
FOREST PRODUCTS & PAPER	454,564	0.4%
AIRLINE	434,613	0.4%
TELECOMMUNICATIONS EQUIPMENT	433,200	0.4%
HOME FURNISHINGS	419,211	0.4%
HOME BUILDERS	391,227	0.4%
PACKAGING & CONTAINERS	356,693	0.3%
TEXTILES	355,216	0.3%
COAL	330,960	0.3%
LODGING	299,376	0.3%
HAND / MACHINE TOOLS	293,971	0.3%
ENERGY - ALTERNATE SOURCES	289,269	0.3%
AUTO MANUFACTURERS	263,047	0.3%
WATER	260,787	0.2%
INVESTMENT COMPANIES	258,126	0.2%
TOYS / GAMES / HOBBIES	256,752	0.2%
GAS	240,136	0.2%
IRON / STEEL	233,991	0.2%
OFFICE / BUSINESS EQUIPMENT	231,981	0.2%
TOBACCO	208,097	0.2%
AGRICULTURE	199,616	0.2%
BEVERAGES	182,443	0.2%
REAL ESTATE	181,919	0.2%

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

COSMETICS / PERSONAL CARE	$181,261	0.2%
ADVERTISING	174,656	0.2%
TELEPHONE	146,510	0.1%
TRUCKING & LEASING	86,608	0.1%
CLOSED-END FUNDS	42,833	0.0%
BUSINESS DEVELOPMENT COMPANY	16,569	0.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	2,167,164	2.1%

	$104,634,256	100.0%

See Accompanying Note to Schedule of Investments

E*TRADE Russell 2000 Index Fund 23

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS – 97.4%

AUSTRALIA – 6.3%

ABC Learning Centres, Ltd.	5,106	$6,525
AGL Energy, Ltd.	5,916	59,621
Alumina, Ltd. ADR	3,851	78,445
Amcor, Ltd. ADR	3,053	79,706
AMP, Ltd.	24,375	174,668
Aristocrat Leisure, Ltd.	4,765	41,757
Asciano Group	7,337	26,790
ASX, Ltd.	2,331	79,582
Australia & New Zealand Banking Group, Ltd. ADR	4,837	497,843
AXA Asia Pacific Holdings, Ltd.	11,775	59,118
Babcock & Brown, Ltd.	3,155	42,394
Bendigo Bank, Ltd.	3,495	37,966
BHP Billiton, Ltd. ADR (a)	21,909	1,442,708
Billabong International, Ltd.	2,264	26,867
BlueScope Steel, Ltd.	10,007	90,161
Boart Longyear Group	18,241	30,472
Boral, Ltd.	8,179	46,738
Brambles Industries, Ltd.	19,366	176,429
Caltex Australia, Ltd.	1,842	21,876
Centro Properties Group, REIT	11,532	3,158
Centro Retail Group, REIT	15,587	4,838
CFS Retail Property Trust, REIT	18,822	37,284
Challenger Financial Services Group, Ltd.	4,911	8,159
Coca-Cola Amatil, Ltd. ADR	3,596	55,805
Cochlear, Ltd.	749	37,400
Commonwealth Bank of Australia	16,943	646,651
Computershare, Ltd.	6,898	55,097
Consolidated Media Holdings, Ltd.	6,107	20,794
Crown, Ltd. (b)	6,107	58,535
CSL, Ltd.	7,162	241,311
CSR, Ltd.	12,627	36,885
DB RREEF Trust, REIT	39,500	60,757
Fortescue Metals Group, Ltd. (b)	17,180	102,095
Foster’s Group, Ltd. ADR	26,894	125,697
Goodman Fielder, Ltd.	14,465	23,768
GPT Group, REIT	28,024	83,141
Harvey Norman Holdings, Ltd.	7,223	25,781
Incitec Pivot, Ltd.	707	91,096
Insurance Australia Group, Ltd.	24,490	81,822
John Fairfax Holdings, Ltd.	16,153	51,166
Leighton Holdings, Ltd.	1,897	74,116
Lend Lease Corp., Ltd.	4,926	59,581
Lion Nathan, Ltd.	4,010	32,030
Macquarie Airports	9,381	27,660
Macquarie Goodman Group, REIT	19,634	77,248
Macquarie Group, Ltd.	3,418	164,805
Macquarie Infrastructure Group	36,228	91,937
Macquarie Office Trust, REIT	27,282	22,663
Mirvac Group, REIT	13,844	50,803
National Australia Bank, Ltd. ADR	21,335	587,190
Newcrest Mining, Ltd. ADR	5,912	180,090
OneSteel, Ltd.	10,157	59,247
Orica, Ltd.	4,244	112,854
Origin Energy, Ltd.	11,899	99,496
Oxiana, Ltd.	18,892	54,841
Paladin Resources, Ltd. (b)	7,398	34,374
Perpetual Trustees Australia, Ltd.	506	24,873
Qantas Airways, Ltd.	13,273	47,617
QBE Insurance Group, Ltd.	11,214	227,357
Rio Tinto, Ltd.	3,700	413,749
Santos, Ltd. ADR	2,052	108,469
Sims Group, Ltd.	1,330	36,058
Sonic Healthcare, Ltd.	4,257	53,433
St. George Bank, Ltd.	3,618	84,912
Stockland, REIT	18,944	120,878
Suncorp-Metway, Ltd.	12,621	148,276
TABCORP Holdings, Ltd. ADR	716	92,485
Tattersall’s, Ltd.	14,677	46,625

	SHARES	VALUE

AUSTRALIA (continued)

Telstra Corp., Ltd.	39,254	$157,665
Telstra Corp., Ltd. ADR	7,828	157,207
Toll Holdings, Ltd.	7,369	67,402
Transurban Group	14,532	86,223
Wesfarmers, Ltd.	4,052	148,923
Wesfarmers, Ltd.	9,022	329,354
Westfield Group NPV, REIT	22,775	370,065
Westpac Banking Corp. ADR	4,834	526,084
Woodside Petroleum, Ltd. ADR	6,233	310,094
Woolworths, Ltd.	15,751	416,971
WorleyParsons, Ltd.	2,027	61,931
Zinifex, Ltd.	6,644	60,528

		10,697,020
AUSTRIA – 0.6%

Andritz AG	532	29,311
Erste Bank Der Oesterreichischen ADR	5,165	167,982
Immoeast Immobilien Anlagen AG (b)	5,689	54,989
Immofinanz Immobilien Anlagen AG	6,264	68,090
Meinl European Land, Ltd. (b)	4,094	46,773
OMV AG	2,252	149,374
Raiffeisen International Bank Holding AG	487	66,635
Telekom Austria AG ADR	2,354	97,653
Verbund Class A	1,051	75,092
Voestalpine AG	1,513	105,487
Wiener Staedtische Allgemeine Versicherung AG	430	33,066
Wienerberger AG	1,088	58,082

		952,534
BELGIUM – 1.3%

Belgacom SA	2,306	102,495
Colruyt SA	227	58,630
Compagnie Nationale a Portefeuille	270	20,643
Delhaize Group ADR	1,324	104,133
Dexia	7,143	204,299
Fortis NL SP ADR	27,011	683,097
Groupe Bruxelles Lambert SA	1,105	135,330
Inbev NV	2,502	220,985
KBC Ancora	214	22,095
KBC Bancassurance Holding	2,375	309,120
Mobistar SA	432	39,292
Solvay SA	867	111,032
UCB SA	1,501	52,337
Umicore	1,690	88,264

		2,151,752
BERMUDA – 0.1%

SeaDrill, Ltd.	3,398	91,273

DENMARK – 1.0%

A P Moller - Maersk A/S	15	167,968
A P Moller - Maersk A/S, Class A	4	44,452
Carlsberg A/S Class B	465	59,678
Coloplast A/S	364	33,374
Danisco A/S	668	48,969
Danske Bank A/S	5,938	219,856
DSV A/S	2,750	60,332
FLSmidth & Co., A/S Class B	726	72,118
Jyske Bank (b)	804	54,155
Novo-Nordisk A/S Class B ADR	6,662	461,277
Novozymes A/S Class A	629	59,074
Rockwool International A/S, Class B	103	17,246
Sydbank A/S	860	31,385
Topdanmark A/S (b)	235	39,697
TrygVesta AS	371	32,715
Vestas Wind Systems A/S (b)	2,420	265,332
William Demant Holding (b)	346	27,754

		1,695,382
FINLAND – 1.8%

Amer Sports Oyj ADR	1	10

See Accompanying Note to Schedule of Investments

24 E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

FINLAND (continued)

Cargotec Corp., Class B	521	$25,667
Elisa Oyj, Class A	2,040	51,138
Fortum Oyj (b)	5,816	237,860
Kesko, Class B (b)	901	46,757
Kone Oyj	2,084	85,825
Metso Oyj ADR	1,741	94,348
Neste Oil Oyj	1,749	61,359
Nokia Oyj, ADR	53,517	1,703,446
Nokian Renkaat Oyj	1,427	61,052
OKO Bank, Class A	1,306	24,688
Orion Oyj, Class B	1,193	25,936
Outokumpu Oyj, Class A	1,608	73,407
Rautaruukki Oyj (b)	1,147	55,561
Sampo Oyj, Class A	5,909	160,578
Sanoma-WSOY Oyj	1,126	31,331
Stora Enso Oyj ADR	7,926	91,808
UPM-Kymmene Oyj ADR	7,218	128,670
Wartsila Corp., Class B	887	60,085
YIT Oyj	1,731	49,289

		3,068,815
FRANCE – 9.8%

Accor SA	2,607	191,098
Aeroports de Paris	473	54,069
Air France-KLM ADR	1,716	48,305
Air Liquide SA	3,155	482,781
Alcatel SA ADR	30,044	173,053
Alstom	1,361	296,142
Atos Origin SA (b)	940	52,519
AXA SA ADR (a)	20,524	741,122
BNP Paribas ADR (a)	21,967	1,111,943
Bouygues SA	2,909	185,486
Cap Gemini SA	1,872	106,994
Carrefour SA	7,826	606,025
Casino Guichard-Perrachon SA	594	71,477
Christian Dior SA	372	41,327
Cie Generale de Geophysique-Veritas (b)	353	88,198
CNP Assurances	608	75,223
Compagine de Saint-Gobain	3,869	316,649
Compagnie Generale D’Optique Essilor International SA	2,693	176,620
Compagnie Generale Des Etablissements Michelin	1,960	205,351
Credit Agricole SA	8,609	267,373
Dassault Systemes SA ADR	786	45,580
Eiffage SA	254	24,793
Eurazeo	167	21,434
France Telecom SA ADR (a)	23,844	800,682
Gaz de France	2,685	162,694
Gecina SA, REIT	170	25,456
Groupe Danone ADR	29,023	520,960
Hermes International	948	118,821
ICADE, REIT	224	33,382
Imerys SA	432	39,764
JC Decaux SA	907	26,761
Klepierre, REIT	945	58,204
L’Oreal SA	3,269	416,673
Lafarge SA ADR	7,840	342,128
Lagardere SCA	1,739	130,503
Legrand SA	644	20,276
LVMH Moet Hennessy Louis Vuitton SA	3,201	357,588
M6-Metropole Television	900	20,108
Natixis	2,497	40,318
Neopost SA	440	49,564
Neuf Cegetel	418	23,361
Pagesjaunes Groupe SA	1,723	30,797
Pernod-Ricard SA	2,359	243,567
Peugeot SA ADR	2,081	161,939
Pinault Printemps Redoute SA	1,051	156,295
Publicis Groupe, ADR	1,920	73,625

	SHARES	VALUE

FRANCE (continued)

Renault SA	2,423	$269,141
Safran SA	2,276	46,776
Sanofi-Aventis ADR (a)	26,620	999,315
Schneider Electric SA	2,842	369,092
SCOR ADR	24,040	57,597
Societe BIC SA	371	22,962
Societe Des Autoroutes Paris	309	37,506
Societe Generale ADR	24,161	474,882
Societe Television Francaise 1	1,606	35,449
Sodexho Alliance SA ADR	1,302	80,337
Suez SA ADR	13,396	882,397
Technip-Coflexip SA ADR	1,382	108,026
Thales SA	1,210	78,629
Thomson/ex-TMM ADR	3,364	23,447
TotalFinaElf SA ADR	28,100	2,079,681
Unibail, REIT	974	251,583
Valeo SA ADR	1,908	37,973
Vallourec	651	158,621
Veolia Environnement ADR	4,517	315,874
Vinci SA	4,310	312,721
Vivendi	15,076	591,248
Wendel	223	28,099
Zodiac SA	529	26,044

		16,524,428
GERMANY – 8.5%

Adidas-Salomon AG	2,778	185,364
Allianz AG ADR	58,533	1,150,759
Arcandor AG (b)	863	17,326
BASF AG ADR	6,539	887,353
Bayer AG ADR	9,500	764,709
Bayerische Motoren Werke AG	2,259	125,247
Beiersdorf AG	1,204	101,667
Bilfinger Berger AG	508	43,918
Celesio AG	1,161	57,692
Commerzbank AG ADR	8,170	258,140
Continental AG ADR	2,010	207,246
Daimlerchrysler AG	12,096	1,034,813
Deutsche Bank AG	6,628	753,027
Deutsche Boerse AG	2,610	421,966
Deutsche Lufthansa AG ADR	3,125	85,071
Deutsche Post AG	10,217	313,266
Deutsche Postbank AG	1,119	107,221
Deutsche Telekom AG ADR (a)	36,976	613,062
E.ON AG ADR	24,446	1,524,677
Fraport AG	219	15,866
Fresenius Medical Care AG ADR	2,585	130,077
GEA Group AG (b)	2,254	76,075
HeidelbergCement AG	158	27,307
Heidelberger Druckmaschinen	762	20,538
Henkel KGaA	1,418	60,397
Hochtief AG	573	52,661
Hypo Real Estate Holding ADR	2,744	72,786
Hypo Real Estate Holding AG	812	21,178
Infineon Technologies AG ADR (b)	10,220	71,744
Ivg Immobilien AG	1,266	35,547
K+S AG	507	166,547
Linde AG	1,574	223,197
MAN AG	1,474	196,521
Merck KGaA	881	108,986
Metro AG	2,211	179,307
Muenchener Rueckversicherungs-Gesellschaft AG	2,748	539,419
Puma AG Rudolf Dassler Sport	87	33,629
Q-Cells AG (b)	612	60,959
Rheinmetall AG	491	34,777
Rwe AG ADR	5,822	721,788
Salzgitter AG	561	97,952
SAP AG ADR (a)	11,578	573,921
Siemens AG ADR	11,104	1,209,670

See Accompanying Note to Schedule of Investments

E*TRADE International Index Fund 25

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

GERMANY (continued)

Solarworld AG	1,143	$54,642
Thyssenkrupp AG	4,696	269,665
TUI AG (b)	2,912	74,981
Volkswagen AG ADR	10,342	602,733
Wacker Chemie AG	107	22,004

		14,407,398
GREECE – 0.7%

Alpha Credit Bank	5,289	175,995
Coca Cola Hellenic Bottling Co. SA	2,231	104,264
EFG Eurobank	3,519	107,296
Hellenic Petroleum SA	1,460	19,294
Hellenic Telecommunications Organization SA	4,348	123,876
National Bank of Greece SA ADR	26,386	278,636
Opap SA	3,047	109,020
Piraeus Bank SA	4,378	135,137
Public Power Corp.	1,425	62,547
Titan Cement Co. SA	840	35,831
Viohalco	1,225	12,734

		1,164,630
HONG KONG – 2.2%

ASM Pacific Technology, Ltd.	2,653	19,140
Bank of East Asia, Ltd. ADR	19,242	96,299
Belle International Holdings, Ltd.	28,083	29,119
BOC Hong Kong Holdings, Ltd.	50,497	121,590
C C Land Holdings, Ltd.	13,297	12,745
Cathay Pacific Airways, Ltd. ADR	3,760	36,958
Cheung Kong Holdings, Ltd.	19,613	278,463
Cheung Kong Infrastructure Holdings, Ltd.	6,152	24,702
Chinese Estates Holdings, Ltd.	7,711	11,949
CITIC International Financial Holdings, Ltd.	9,778	5,000
CLP Holdings, Ltd. ADR	18,075	148,750
Esprit Holdings, Ltd.	14,280	171,371
Fosun International (b)	21,962	14,815
Foxconn International Holdings, Ltd. (b)	28,671	38,681
Hang Lung Group, Ltd.	5,910	27,907
Hang Lung Properties, Ltd. ADR	5,652	100,036
Hang Seng Bank, Ltd. ADR	10,005	181,130
Henderson Land Development Co. ADR	11,929	84,760
Henderson Land Development Co., Ltd	1,521	10,807
Hong Kong & China Gas ADR	49,615	149,172
Hong Kong Aircraft Engineering Co., Ltd.	908	14,980
Hong Kong Electric Holdings ADR	18,931	119,553
Hong Kong Exchanges and Clearing, Ltd.	13,852	237,783
Hopewell Holdings	8,584	32,592
Hutchison Telecommunications International Ltd.	19,481	27,784
Hutchison Whampoa, Ltd.	27,785	262,933
Hysan Development Co., Ltd.	8,639	24,198
Kerry Properties, Ltd.	8,667	52,228
Kingboard Chemical Holdings, Ltd.	7,955	28,159
Lee & Man Paper Manufacturing, Ltd.	5,348	8,562
Li & Fung, Ltd.	30,279	112,240
Lifestyle International Holdings, Ltd.	9,262	19,683
Link (The), REIT	29,168	64,686
Melco International Development, Ltd.	10,056	13,980
MTR Corp.	18,931	64,945
New World Development, Ltd. ADR	16,373	79,353
Noble Group, Ltd.	13,995	22,341
NWS Holdings, Ltd.	5,458	18,514
Orient Overseas International, Ltd.	2,989	17,493
Pacific Basin Shipping, Ltd.	17,034	28,015
Parkson Retail Group, Ltd.	1,318	11,109
PCCW, Ltd. ADR	5,531	34,823
Shangri-La Asia, Ltd. ADR	792	42,740
Shui On Land, Ltd.	25,699	24,072
Shun Tak Holdings, Ltd.	15,851	20,978
Sino Land Co.	18,845	40,679
Sun Hung Kai Properties, Ltd. ADR	17,928	279,648

	SHARES	VALUE

HONG KONG (continued)

Swire Pacific, Ltd. ADR	11,426	$128,899
Television Broadcasts, Ltd.	3,885	20,816
Tencent Holdings, Ltd.	12,113	69,025
Tingyi (Cayman Islands) Holding, Corp.	22,879	29,985
Wharf Holdings, Ltd.	16,702	78,651
Wheelock and Co., Ltd.	6,239	17,476
Wing Hang Bank, Ltd.	2,409	36,617
Yue Yuen Industrial Holdings	7,946	24,912

		3,673,846
IRELAND – 0.7%

Allied Irish Bank ADR	5,738	247,767
Anglo Irish Bank Corp. PLC	5,201	70,051
Bank of Ireland ADR	3,223	194,605
CRH PLC ADR	7,150	274,203
Elan Corp. PLC ADR (b)	6,379	133,066
Experian Group Ltd. SP ADR	13,950	101,754
Irish Life & Permanent PLC	3,762	73,799
Kerry Group PLC, Class A	1,868	58,755
Kingspan Group PLC	1,738	23,271
Ryanair Holdings PLC (b)	4,964	22,024
Ryanair Holdings PLC ADR (b)	1,053	29,779
Smurfit Kappa Group PLC (b)	1,635	19,742

		1,248,816
ITALY – 3.4%

A2A SpA	6,141	22,648
Alleanza Assicurazioni SpA	5,776	75,736
Assicurazioni Generali SpA	13,786	622,138
Autogrill SpA	1,389	20,810
Autostrade SpA	3,515	106,660
Banca Carige SpA	3,314	13,089
Banca Intesa SpA	100,639	712,027
Banca Intesa SpA	12,725	84,082
Banca Monte Dei Paschi di Siena SpA	15,070	66,981
Banca Popolare di Milano SCRL	5,664	62,421
Banche Popolari Unite SCRL	7,950	204,453
Banco Popolare SCRL (b)	9,126	151,693
Bulgari SpA	2,044	23,708
Eni SpA ADR	16,992	1,157,325
Fiat SpA ADR	9,291	215,679
Finmeccanica SpA	4,060	138,574
Fondiaria-Sai SpA	939	39,043
IFIL Investments SpA	2,480	20,081
Italcementi SpA	719	10,453
Italcementi SpA	967	19,659
Lottomatica SpA	930	29,045
Luxottica Group SpA ADR	1,889	47,527
Mediaset SpA	10,477	97,284
Mediobanca SpA	6,694	137,786
Mediolanum SpA	3,481	21,402
Parmalat SPA	21,381	82,497
Pirelli & Co. SpA (b)	39,276	34,509
Prysmian SpA (b)	1,842	39,462
Saipem SpA	1,806	73,374
Seat Pagine Gialle SpA	55,980	9,722
Snam Rete Gas SpA	12,013	76,665
Telecom Italia SpA (Ordinary) ADR	13,976	291,959
Telecom Italia SpA (Savings) ADR	7,862	129,880
Terna SpA	16,375	70,122
Unicredito Italiano SpA	121,936	819,231
Unipol Gruppo Finanziario SpA	3,986	12,430

		5,740,155
JAPAN – 19.9%

77 Bank, Ltd. (The)	4,707	26,388
Acom Co., Ltd. ADR	3,484	23,146
Advantest Corp. ADR	2,179	57,351
Aeon Co., Ltd.	8,736	104,269
Aeon Credit Service Co., Ltd.	1,178	15,764

See Accompanying Note to Schedule of Investments

26 E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)

Aeon Mall Co., Ltd.	865	$24,029
Aiful Corp.	1,066	17,146
Aioi Insurance Co., Ltd.	4,386	24,280
Aisin Seiki Co., Ltd.	2,614	97,695
Ajinomoto Co., Inc.	9,075	92,086
Alfresa Holdings Corp.	385	30,286
All Nippon Airways Co., Ltd.	8,000	35,284
Alps Electric Co., Ltd.	2,354	23,201
Amada Co., Ltd.	4,992	37,816
Aoyama Trading Co., Ltd.	782	16,892
Aozora Bank, Ltd.	5,067	15,068
Asahi Breweries, Ltd.	5,609	115,803
Asahi Glass Co., Ltd.	12,948	142,963
Asahi Kasei Corp.	16,269	84,994
Asics Corp.	2,183	25,134
Astellas Pharma, Inc.	6,986	270,919
Bank of Kyoto, Ltd. (The)	3,866	47,075
Bank of Yokohama, Ltd. (The)	16,152	109,860
Benesse Corp.	943	44,528
Bridgestone Corp.	8,322	141,884
Brother Industries, Ltd.	1,799	18,526
Canon, Inc., ADR	13,957	647,186
Canon, Marketing Japan, Inc.	1,027	19,398
Casio Computer Co., Ltd.	3,236	47,434
Central Japan Railway Co.	21	217,310
Chiba Bank, Ltd. (The)	10,387	70,649
Chiyoda Corp.	1,977	17,975
Chubu Electric Power Co., Inc.	8,681	217,167
Chugai Pharmaceutical Co., Ltd.	3,817	43,219
Chugoku Electric Power Co., Inc. (The)	1,899	42,355
Citizen Watch Co., Ltd.	4,671	39,560
Coca-Cola West Holdings Co., Ltd.	758	18,277
Cosmo Oil Co., Ltd.	7,519	23,644
Credit Saison Co., Ltd.	2,227	62,200
CSK Holdings Corp.	856	19,780
Dai Nippon Printing Co., Ltd.	8,473	135,010
Daicel Chemical Industries, Ltd.	3,735	19,213
Daido Steel Co., Ltd.	4,447	23,009
Daihatsu Motor Co., Ltd.	1,311	15,766
Daiichi Sankyo Co., Ltd.	9,097	269,158
Daikin Industries, Ltd.	3,553	153,136
Dainippon Ink & Chemicals, Inc.	8,656	26,959
Dainippon Sumitomo Pharma Co., Ltd.	1,094	10,013
Daito Trust Construction Co., Ltd.	1,098	56,701
Daiwa House Industry Co., Ltd.	6,959	69,006
Daiwa Securities Group, Inc.	18,210	158,069
Denki Kagaku Kogyo Kabushiki Kaisha	6,383	20,136
Denso Corp.	6,344	205,231
Dentsu, Inc.	27	61,576
Dowa Holdings Co., Ltd.	3,731	22,153
Dowa Mining Co., Ltd. Rights, expires 01/29/10 (b)	2,165	621
East Japan Railway Co.	45	374,793
Ebara Corp.	5,192	15,857
Eisai Co., Ltd. ADR (a)	3,440	117,506
Electric Power Development Co., Ltd.	2,046	73,795
Elpida Memory, Inc. (b)	1,325	44,196
FamilyMart Co., Ltd.	800	28,693
Fanuc, Ltd.	2,501	238,202
Fast Retailing Co., Ltd.	724	63,937
Fuji Electric Holdings Co., Ltd.	7,640	31,087
Fuji Heavy Industries, Ltd.	4,006	16,783
Fuji Television Network, Inc.	6	8,861
Fujifilm Holdings Corp.	6,383	226,373
Fujikura, Ltd.	4,878	22,054
Fujitsu, Ltd.	25,423	166,532
Fukuoka Financial Group, Inc.	10,254	53,467
Furukawa Electric Co. (The)	8,673	28,058
Gunma Bank, Ltd. (The)	5,167	37,013

	SHARES	VALUE

JAPAN (continued)

Hachijuni Bank, Ltd. (The)	5,489	$34,908
Hakuhodo DY Holdings, Inc.	318	18,945
Hankyu Hanshin Holdings, Inc.	16,482	71,369
Haseko Corp.	14,391	21,254
Hikari Tsushin, Inc.	358	10,574
Hino Motors, Ltd.	3,528	23,323
Hirose Electric Co., Ltd.	437	49,129
Hiroshima Bank, Ltd. (The)	6,826	32,986
Hitachi Cable, Ltd.	2,297	8,562
Hitachi Chemical Co., Ltd.	1,415	26,641
Hitachi Construction Machinery Co., Ltd.	1,468	36,798
Hitachi High-Technologies Corp.	940	15,573
Hitachi Metals, Ltd.	1,125	16,592
Hitachi, Ltd. ADR	4,408	262,276
Hokkaido Electric Power Co., Inc.	2,497	58,076
Hokuhoku Financial Group, Inc.	16,142	48,652
Hokuriku Electric Power Co.	1,203	28,403
Honda Motor Co., Ltd., ADR	20,382	587,205
Hoya Corp. ADR	5,639	132,569
Ibiden Co., Ltd.	1,745	68,724
Idemitsu Kosan Co., Ltd.	273	21,147
INPEX Holdings, Inc.	11	122,670
Isetan Co., Ltd.	2,612	30,388
Ishikawajima-Harima Heavy Industries Co., Ltd.	18,018	34,937
Isuzu Motors, Ltd.	9,841	49,237
Ito En, Ltd.	809	14,337
Itochu Corp.	20,546	203,117
Itochu Techno-Solutions Corp.	419	12,671
J. Front Retailing Co., Ltd.	5,855	37,409
Jafco Co., Ltd.	428	14,276
Japan Airlines System Corp.	12,000	31,225
Japan Petroleum Exploration Co., Ltd.	390	25,860
Japan Prime Realty Investment Corp., REIT	8	26,443
Japan Real Estate Investment Corp., REIT	5	58,271
Japan Retail Fund Investment Corp., REIT	5	31,597
Japan Steel Works, Ltd. (The)	4,816	82,206
Japan Tobacco, Inc.	59	295,785
JFE Holdings, Inc.	7,576	336,424
JGC Corp.	2,828	43,243
Joyo Bank, Ltd. (The)	9,140	46,281
JS Group Corp.	3,631	54,610
JSR Corp.	2,444	55,370
JTEKT Corp.	2,621	42,817
Jupiter Telecommunications Co., Ltd. (b)	60	56,181
Kajima Corp.	12,264	34,746
Kamigumi Co., Ltd.	3,557	28,160
Kaneka Corp.	4,148	25,963
Kansai Electric Power Co., Inc. (The)	10,062	250,703
Kansai Paint Co., Ltd.	2,976	19,375
Kao Corp. ADR	682	193,565
Kawasaki Heavy Industries, Ltd. ADR	4,822	43,019
Kawasaki Kisen Kaisha, Ltd.	7,661	74,582
KDDI Corp.	33	201,909
Keihin Electric Express Railway Co., Ltd.	5,867	39,964
Keio Electric Railway Co., Ltd.	7,894	44,016
Keisei Electric Railway Co., Ltd.	4,000	21,500
Keyence Corp.	480	110,530
Kikkoman Corp.	2,018	24,836
Kinden Corp.	1,634	15,743
Kintetsu Corp.	22,183	79,340
Kirin Brewery Co., Ltd. ADR	10,748	203,547
Kobe Steel, Ltd.	36,132	103,094
Komatsu, Ltd. ADR	2,938	326,461
Konami Corp. ADR	1,273	48,680
Konica Minolta Holdings, Inc.	6,530	88,829
Kubota Corp. ADR	2,997	93,357
Kuraray Co., Ltd.	4,963	59,236
Kurita Water Industries, Ltd.	1,540	56,782

See Accompanying Note to Schedule of Investments

E*TRADE International Index Fund 27

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)

Kyocera Corp. ADR	2,219	$186,529
Kyowa Hakko Kogyo Co., Ltd.	4,358	41,682
Kyushu Electric Power Co., Inc.	5,177	126,649
Lawson, Inc.	856	37,926
Leopalace21 Corp.	1,742	28,195
Mabuchi Motor Co., Ltd.	385	18,605
Makita Corp.	1,572	49,433
Marubeni Corp.	22,491	164,047
Marui Co., Ltd.	4,528	48,267
Matsui Securities Co., Ltd.	1,653	9,366
Matsushita Electric Industrial Co., Ltd. ADR	25,655	556,970
Matsushita Electric Works, Ltd.	5,125	52,777
Mazda Motor Corp.	6,276	22,258
Mediceo Paltac Holdings Co., Ltd.	1,990	36,107
Meiji Dairies Corp.	3,599	21,695
Millea Holdings, Inc. ADR	9,700	358,627
Minebea Co., Ltd. ADR	2,451	28,564
Mitsubishi Chemical Holdings Corp.	16,022	106,078
Mitsubishi Corp. ADR	8,841	534,714
Mitsubishi Electric Corp.	25,109	217,451
Mitsubishi Estate Co., Ltd.	15,286	371,649
Mitsubishi Gas Chemical Co., Inc.	5,278	37,596
Mitsubishi Heavy Industries, Ltd.	43,735	187,181
Mitsubishi Logistics Corp.	1,560	20,030
Mitsubishi Materials Corp.	15,377	66,893
Mitsubishi Motors Corp. (b)	24,355	40,129
Mitsubishi Rayon Co., Ltd.	7,369	23,617
Mitsubishi UFJ Financial Group, Inc.	3,306	28,563
Mitsubishi UFJ Financial Group, Inc. ADR	113,486	987,328
Mitsubishi UFJ Lease & Finance Co., Ltd.	548	19,104
Mitsui & Co., Ltd. ADR (a)	1,109	458,172
Mitsui Chemicals, Inc.	8,646	57,330
Mitsui Engineering & Shipbuilding Co., Ltd.	10,206	27,377
Mitsui Fudosan Co., Ltd.	10,898	216,679
Mitsui Mining & Smelting Co., Ltd.	7,819	24,509
Mitsui O.S.K. Lines, Ltd.	14,804	179,222
Mitsui Sumitomo Insurance Co.	16,519	167,123
Mitsui Trust Holdings, Inc.	9,899	59,970
Mitsukoshi, Ltd.	5,622	22,198
Mitsumi Electric Co., Ltd.	1,111	35,160
Mizuho Financial Group, Inc.	129	473,050
Mizuho Trust & Banking Co., Ltd.	8,571	12,314
Murata Manufacturing Co., Ltd.	2,920	145,215
Namco Bandai Holdings, Inc.	2,845	38,587
NEC Corp. ADR	27,695	105,734
NEC Electronics Corp. (b)	506	9,801
NGK Insulators, Ltd.	3,649	64,669
NGK Spark Plug Co., Ltd.	2,349	30,585
NHK Spring Co., Ltd.	1,998	14,172
Nidec Corp.	1,482	91,271
Nikon Corp.	4,368	116,512
Nintendo Co., Ltd.	1,293	667,707
Nippon Building Fund, Inc., REIT	6	75,953
Nippon Electric Glass Co., Ltd.	4,579	70,892
Nippon Express Co., Ltd.	10,872	62,588
Nippon Meat Packers, Inc.	2,494	36,883
Nippon Mining Holdings, Inc.	12,036	63,847
Nippon Oil Corp.	16,987	106,153
Nippon Paper Group, Inc.	12	28,452
Nippon Sheet Glass Co., Ltd.	8,223	36,433
Nippon Shokubai Co., Ltd.	1,729	11,482
Nippon Steel Corp.	75,403	382,564
Nippon Telegraph & Telephone ADR	13,625	295,390
Nippon Yusen Kabushiki Kaisha	15,108	142,072
Nipponkoa Insurance Co., Ltd.	4,795	36,612
NISHI-NIPPON City Bank, Ltd.	9,241	24,325
Nissan Chemical Industries, Ltd.	2,016	21,267
Nissan Motor Co., Ltd. ADR (a)	14,774	246,430
Nisshin Seifun Group, Inc.	2,626	28,071

	SHARES	VALUE

JAPAN (continued)

Nisshin Steel Co., Ltd.	10,857	$37,632
Nisshinbo Industries, Inc.	2,034	18,923
Nissin Food Products Co., Ltd.	1,218	41,116
Nitori Co., Ltd.	503	28,502
Nitto Denko Corp.	2,253	95,294
NOK Corp.	1,536	31,481
Nomura Holdings, Inc. ADR	23,139	347,779
Nomura Real Estate Holdings, Inc.	713	11,891
Nomura Real Estate Office Fund, Inc., REIT	3	24,353
Nomura Research	1,535	40,174
NSK, Ltd.	6,018	45,648
NTN Corp.	5,457	37,281
NTT Data Corp.	17	74,466
NTT DoCoMo, Inc. ADR	20,951	319,503
NTT Urban Development Corp.	16	22,987
Obayashi Corp.	8,369	35,146
Obic Co., Ltd.	95	16,874
Odakyu Electric Railway Co., Ltd.	8,549	63,386
Oji Paper Co., Ltd.	11,620	52,418
OKUMA Corp.	1,958	21,009
Olympus Corp.	3,147	95,483
Omron Corp. ADR	2,890	59,377
Ono Pharmaceutical Co., Ltd.	660	31,961
Onward Kashiyama Co., Ltd.	1,888	19,310
Oracle Corp., Japan	520	24,136
Oriental Land Co., Ltd.	683	40,142
Orix Corp. ADR	2,393	163,585
Osaka Gas Co., Ltd.	27,457	109,789
Otsuka Corp.	216	18,250
Pioneer Corp.	2,089	20,778
Promise Co., Ltd.	1,012	29,129
Rakuten, Inc.	89	53,381
Resona Holdings, Inc.	78	130,085
Ricoh Co., Ltd. ADR	1,829	149,521
Rohm Co., Ltd.	1,378	85,420
Sankyo Co., Ltd., Gunma	733	43,596
Santen Pharmaceutical Co., Ltd.	1,007	23,522
Sanyo Electric Co., Ltd. (b)	21,717	45,819
Sapporo Hokuyo Holdings, Inc.	4	27,930
Sapporo Holdings, Ltd.	3,494	28,609
SBI E*TRADE Securitioes Co., Ltd.	20	17,421
SBI Holdings, Inc.	127	30,597
Secom Co., Ltd.	2,865	139,314
Sega Sammy Holdings, Inc. ADR	10,822	28,676
Seiko Epson Corp.	1,742	46,991
Sekisui Chemical Co., Ltd.	6,258	37,912
Sekisui House, Ltd. ADR	6,776	62,767
Seven & I Holdings Co., Ltd.	10,709	268,976
Sharp Corp.	13,019	221,572
Shikoku Electric Power Co., Inc.	1,270	37,831
Shimamura Co., Ltd.	299	25,654
Shimano, Inc.	932	42,885
Shimizu Corp.	8,070	37,133
Shin-Etsu Chemical Co., Ltd.	5,347	276,657
Shinko Electric Industries Co., Ltd.	922	10,421
Shinko Securities Co., Ltd.	7,195	20,963
Shinsei Bank, Ltd.	19,103	63,142
Shionogi & Co., Ltd.	4,073	69,646
Shiseido Co., Ltd.	4,635	122,703
Shizuoka Bank, Ltd. (The)	7,862	92,968
Showa Denko Kabushiki Kaisha	15,263	51,523
Showa Shell Sekiyu Kabushiki Kaisha	2,571	26,037
SMC Corp.	785	82,889
Softbank Corp.	9,618	174,609
Sojitz Corp.	13,847	45,909
Sompo Japan Insurance, Inc.	11,457	101,293
Sony Corp. ADR	13,109	525,278
Sony Financial Holdings, Inc.	12	48,586
Square Enix Co., Ltd.	681	23,810
Stanley Electric Co., Ltd.	2,055	50,170

See Accompanying Note to Schedule of Investments

28 E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)

Sumco Corp.	1,562	$34,132
Sumitomo Chemical Co., Ltd.	21,461	137,561
Sumitomo Corp. ADR	13,903	183,399
Sumitomo Electric Industries, Ltd.	10,232	129,731
Sumitomo Heavy Industries, Ltd.	7,852	50,803
Sumitomo Metal Industries, Ltd. ADR	5,343	202,909
Sumitomo Metal Mining Co.	7,509	139,943
Sumitomo Mitsui Financial Group, Inc.	86	566,796
Sumitomo Realty & Development	5,197	91,738
Sumitomo Rubber Industries, Inc.	2,333	17,907
Sumitomo Titanium Corp.	251	15,559
Sumitomo Trust & Banking Co., Ltd. ADR	17,143	118,150
Suruga Bank, Ltd.	2,712	34,249
Suzuken Co., Ltd.	897	36,949
Suzuki Motor Corp.	2,409	60,869
T&D Holdings, Inc.	2,689	141,022
Taiheiyo Cement Corp.	12,319	29,704
Taisei Corp.	13,077	33,371
Taisho Pharmaceutical Co., Ltd.	1,968	39,089
Taiyo Nippon Sanso Corp.	3,850	30,867
Taiyo Yuden Co., Ltd.	1,397	13,642
Takashimaya Co., Ltd.	4,063	45,759
Takeda Pharmaceutical Co., Ltd.	11,016	552,266
Takefuji Corp.	1,507	31,946
Tanabe Seiyaku Co., Ltd.	2,921	34,071
TDK Corp. ADR	1,727	101,668
Teijin, Ltd.	12,097	51,045
Terumo Corp.	2,302	120,263
THK Co., Ltd.	1,724	29,739
Tobu Railway Co., Ltd.	11,132	59,499
Toho Co., Ltd.	1,547	36,369
Toho Titanium Co., Ltd.	373	9,593
Tohoku Electric Power Co., Inc.	5,833	142,697
Tokai Rika Co., Ltd.	707	18,503
Tokuyama Corp.	3,009	21,857
Tokyo Broadcasting System, Inc.	500	11,956
Tokyo Electric Power Co., Inc. (The)	15,909	425,956
Tokyo Electron, Ltd.	2,341	142,527
Tokyo Gas Co., Ltd.	30,678	124,210
Tokyo Steel Manufacturing Co., Ltd.	1,481	20,117
Tokyo Tatemono Co., Ltd.	3,906	25,743
Tokyu Corp.	15,002	76,566
Tokyu Land Corp.	5,822	36,557
TonenGeneral Sekiyu K.K.	3,981	34,117
Toppan Printing Co., Ltd.	7,635	88,673
Toray Industries, Inc.	18,168	118,096
Toshiba Corp.	39,852	266,654
Tosoh Corp.	6,563	22,616
Toto, Ltd.	3,804	36,039
Toyo Seikan Kaisha, Ltd.	2,217	42,164
Toyo Suisan Kaisha, Ltd.	1,210	18,235
Toyoda Gosei Co., Ltd.	887	33,418
Toyota Boshoku Corp.	896	26,871
Toyota Industries Corp.	2,446	86,993
Toyota Motor Corp. ADR (a)	17,689	1,784,643
Toyota Tsusho Corp.	2,899	61,600
Trend Micro, Inc.	1,406	55,231
Ube Industries, Ltd.	13,080	42,446
Uni-Charm Corp.	565	41,381
UNY Co., Ltd.	2,454	23,521
Urban Corp.	2,321	9,887
Ushio, Inc.	1,524	28,663
USS Co., Ltd.	334	23,154
West Japan Railway Co.	23	101,211
Yahoo! Japan Corp.	206	107,207
Yakult Honsha Co., Ltd.	1,440	44,704
Yamada Denki Co., Ltd.	1,180	101,954
Yamaha Corp.	2,396	45,881
Yamaha Motor Co., Ltd.	2,540	46,801
Yamato Holdings Co., Ltd.	5,304	77,800
Yamato Kogyo Co., Ltd.	594	23,990

	SHARES	VALUE

JAPAN (continued)

Yamazaki Baking Co., Ltd.	1,503	$14,255
Yaskawa Electric Corp.	2,996	28,505
Yokogawa Electric Corp.	2,933	29,408
Zeon Corp.	2,312	10,360

		33,557,098
LUXEMBOURG – 0.6%

ArcelorMittal (a)	11,858	969,984
Millicom International Cellular SA, SDR (b)	447	42,665
SES, FDR	2,062	43,685

		1,056,334
NETHERLANDS – 4.6%

Aegon NV	19,089	279,463
Akzo Nobel NV ADR	3,557	286,436
ASML Holding NV (b)	5,591	138,713
Corio NV REIT	551	48,457
European Aeronautic Defence and Space Co., NV	4,467	106,244
Fugro NV	792	61,732
Heineken Holding NV	752	37,952
Heineken NV	3,202	186,664
Ing Groep NV ADR	24,527	916,574
James Hardie Industries NV ADR (a)	1,276	36,736
Koninklijke Ahold NV SP ADR (b)	16,517	246,019
Koninklijke DSM NV SP ADR	7,994	96,744
Koninklijke Philips Electronics NV	14,974	574,103
Randstad Holdings NV	713	33,521
Reed Elsevier NV ADR	4,236	161,773
Royal Dutch Shell PLC, Class A ADR	18,025	1,214,525
Royal Dutch Shell PLC, Class B ADR	23,978	1,654,002
Royal KPN NV ADR	25,189	425,946
SBM Offshore NV	1,924	62,285
TNT NV ADR	5,255	195,931
TomTom NV (b)	692	28,729
Unilever NV	22,408	755,822
Vedior NV	2,356	68,691
Wolters Kluwer NV ADR	4,002	106,346

		7,723,408
NEW ZEALAND – 0.1%

Auckland International Airport, Ltd.	13,337	23,907
Contact Energy, Ltd.	3,934	24,712
Fletcher Building, Ltd.	6,793	44,808
Sky City Entertainment Group, Ltd.	6,322	18,341
Telecom Corp. of New Zealand, Ltd. ADR	4,871	72,432

		184,200
NORWAY – 0.9%

Aker Kvaerner ASA (b)	2,253	51,429
DNB NOR ASA	10,034	152,630
Norsk Hydro ASA ADR	9,655	140,976
Orkla ASA	11,369	144,301
Petroleum Geo-Services ASA	2,333	57,846
Prosafe ASA	2,510	39,514
Renewable Energy Corp. AS (b)	2,361	65,974
StatoilHydro ASA, SP ADR	16,780	501,219
Storebrand ASA	5,578	44,016
Telenor ASA ADR	3,662	210,781
Yara International ASA ADR	2,481	143,780

		1,552,466
PORTUGAL – 0.4%

Banco BPI SA	3,111	16,514
Banco Comercial Portugues SA, Class R	24,640	80,430
Banco Espirito Santo SA	3,070	53,559
Brisa-Auto Estradas de Portugal SA	4,094	58,709
Cimpor Cimentos de Portugal SA	2,751	25,021
Energias de Portugal ADR	2,744	166,964
Portugal Telecom SGPS SA ADR	10,783	124,759
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,401	16,672

See Accompanying Note to Schedule of Investments

E*TRADE International Index Fund 29

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

PORTUGAL (continued)

PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA ADR	2,857	$33,998
Sonae SGPS SA	10,917	20,153

		596,779
SINGAPORE – 1.1%

Allgreen Properties, Ltd.	9,765	8,715
Ascendas Real Estate Investment Trust, REIT	13,552	23,404
CapitaCommerical Trust, REIT	13,222	21,299
CapitaLand, Ltd. ADR	10,526	97,000
CapitalMall Trust, REIT	15,872	39,733
City Developments, Ltd.	6,825	54,574
ComfortDelgro Corp., Ltd.	25,505	33,682
Cosco Corp. Singapore, Ltd.	10,669	28,566
DBS Group Holdings ADR	3,717	194,191
Fraser And Neave, Ltd.	11,315	39,820
Genting International PLC (b)	33,043	14,386
Jardine Cycle & Carriage, Ltd.	1,851	26,244
Keppel Corp., Ltd. ADR	7,546	108,414
Keppel Land, Ltd.	4,912	19,781
Neptune Orient Lines, Ltd. ADR	1,498	14,130
Olam International, Ltd.	8,486	13,239
Oversea-Chinese Banking Corp., Ltd.	34,132	200,609
Parkway Holdings, Ltd.	8,405	19,516
SembCorp Industries, Ltd.	12,127	35,814
SembCorp Marine, Ltd.	11,231	31,131
Singapore Airlines, Ltd.	7,174	81,206
Singapore Exchange, Ltd.	10,857	59,085
Singapore Land, Ltd.	1,689	8,334
Singapore Press Holdings, Ltd.	20,550	68,592
Singapore Technologies Engineering, Ltd.	18,253	44,767
Singapore Telecommunications, Ltd. ADR	10,404	295,176
United Overseas Bank, Ltd. ADR	7,975	221,517
Uol Group, Ltd.	7,054	19,757
Venture Corp., Ltd.	3,174	24,275
Yanlord Land Group, Ltd.	6,054	9,357

		1,856,314
SPAIN – 4.4%

Abertis Infraestructuras SA	3,485	113,978
Acciona SA	390	104,840
Acerinox SA	2,125	59,128
ACS Actividades Cons y Servicios SA	2,889	165,121
Antena 3 de Television SA	1,152	15,881
Banco Bilbao Vizcaya ADR (a)	48,951	1,076,432
Banco de Sabadell SA	6,681	73,576
Banco Popular Espanol SA	11,610	211,563
Banco Santander Central Hispano SA ADR	81,686	1,628,819
Bankinter SA	1,896	30,193
Cintra Concesiones de Infraestructuras de Transporte SA	2,956	43,885
Criteria Caixacorp SA	9,435	65,034
Enagas	2,344	70,310
Fomento de Construcciones y Contratas SA	624	41,232
Gamesa Corporacion Tecnologica SA	2,324	106,425
Gas Natural SDG SA	1,528	94,863
Gestevision Telecinco SA	1,346	27,492
Grupo Ferrovial SA	861	62,744
Iberdrola Renovables (b)	10,597	74,051
Iberdrola SA	48,652	757,044
Iberia Lineas Aereas de Espana	6,501	28,431
Inditex SA	2,977	166,000
Indra Sistemas SA	1,568	45,319
Mapfre SA	7,762	39,112
Promotora de Informaciones SA	1,045	15,797

	SHARES	VALUE

SPAIN (continued)

Red Electrica de Espana	1,477	$90,761
Repsol SA ADR	10,349	356,109
Sacyr Vallehermoso SA	1,165	40,612
Sociedad General de Aguas de Barcelona SA	819	31,068
Sogecable SA (b)	657	28,910
Telefonica SA ADR	19,400	1,678,294
Union Fenosa SA	1,455	98,147
Zardoya Otis SA	1,573	43,868

		7,485,039
SWEDEN – 2.4%

Alfa Laval AB	1,295	78,836
Assa Abloy AB, Class B	4,258	77,370
Atlas Copco AB, Class A ADR	9,164	156,856
Atlas Copco AB, Class B	5,707	89,744
Boliden AB	3,950	42,131
Electrolux AB, Class B ADR	1,736	57,086
Getinge AB	2,313	60,068
Hennes & Mauritz AB, Class B	6,215	382,545
Holmen AB, Class B	721	24,986
Husqvarna AB ADR	1,920	46,301
Investor AB, Class B (b)	3,108	70,101
Lundin Petroleum AB (b)	3,217	43,807
Modern Times Group AB, Class B	703	49,080
Nordea Bank AB	27,124	440,483
Sandvik AB ADR	12,950	225,480
Scania AB, Class B	4,913	103,356
Securitas AB, Class B	4,273	56,565
Skandinaviska Enskilda Banken AB, Class A (b)	6,333	166,069
Skanska AB	5,135	103,047
SKF AB - B Shares ADR	5,538	111,601
Ssab Svenskt Staal AB - Series A	2,580	72,658
Ssab Svenskt Staal AB - Series B	1,135	29,189
Svenska Cellulosa AB ADR (b)	7,677	140,142
Svenska Handelsbanken AB	6,459	188,434
Swedbank AB, Class A	2,461	69,099
Swedish Match AB	3,643	79,557
TELE2 AB, Class B	4,159	78,727
Telefonaktiebolaget LM Ericsson ADR	19,354	380,306
TeliaSonera AB	29,328	235,912
Volvo AB	6,473	96,605
Volvo AB, Class A ADR	14,235	216,047

		3,972,188
SWITZERLAND – 7.5%

ABB, Ltd. ADR	27,461	739,250
Actelion, Ltd., Registered (b)	1,309	71,667
Adecco SA, Registered	1,799	104,286
Ciba Specialty Chemicals AG ADR	1,934	35,413
Compagnie Financiere Richemont AG, Class A	6,834	384,868
Credit Suisse Group ADR (a)	14,303	727,737
EFG International, Registered	600	20,626
Geberit AG	539	80,655
Givaudan SA, Registered	89	88,411
Holcim, Ltd.	2,624	276,713
Julius Baer Holding AG, Registered	1,447	107,093
Kuehne & Nagel International AG	737	74,032
Lindt & Spruengli AG	11	36,702
Logitech International SA (b)	818	20,792
Logitech International SA (b)	2,243	57,062
Lonza Group AG, Registered	620	82,558
Nestle SA ADR	20,973	2,630,769
Nobel Biocare Holding AG	323	75,439
Novartis AG ADR	30,307	1,552,628
OC Oerlikon Corp. AG (b)	87	30,743
Pargesa Holding SA	184	20,594
Roche Holding AG ADR	18,384	1,737,005

See Accompanying Note to Schedule of Investments

30 E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

SWITZERLAND (continued)

Schindler Holding AG	695	$52,280
SGS SA	64	92,404
Sonova Holding AG	634	58,397
STMicroelectronics NV	9,315	99,298
Straumann Holding AG	106	30,384
Sulzer AG	40	53,101
Swatch Group AG	442	118,650
Swatch Group AG, Class B	718	37,023
Swiss Life Holding (b)	461	128,645
Swiss Reinsurance Co. ADR	4,655	408,292
Swisscom AG ADR	3,102	106,714
Syngenta AG ADR	6,801	397,927
Synthes, Inc.	810	113,755
UBS AG, Registered	27,574	804,596
Xstrata PLC	8,616	603,980
Zurich Financial Services ADR	19,012	601,184

		12,661,673
UNITED KINGDOM – 19.1%

3i Group PLC	5,351	88,275
Acergy SA ADR	2,660	56,791
Alliance & Leicester PLC	2,678	27,598
Amec PLC	4,557	65,528
Anglo American PLC	18,345	1,104,048
Antofagasta PLC	2,691	37,492
ARM Holdings PLC ADR	6,052	31,894
Associated British Foods PLC	2,431	42,277
AstraZeneca PLC, SP ADR	19,532	742,021
Aviva PLC	35,399	434,449
BAE Systems PLC ADR	11,032	425,589
Balfour Beatty PLC	5,886	55,100
Barclays PLC ADR	21,439	776,092
Barratt Developments PLC	4,018	33,021
Berkeley Group Holdings PLC (The)	1,154	25,551
BG Group PLC ADR	8,886	1,030,525
BHP Billiton PLC ADR (a)	15,085	886,244
BP PLC ADR	41,872	2,539,537
British Airways ADR (b)	785	36,548
British American Tobacco PLC ADR	10,025	759,394
British Energy Group PLC	14,009	181,677
British Land Co. PLC ADR	7,118	129,800
British Sky Broadcasting Group PLC, ADR	3,887	172,194
BT Group PLC ADR	10,676	460,136
Bunzl PLC ADR	919	64,796
Burberry Group PLC	5,972	53,472
Cable & Wireless PLC	32,570	96,388
Cadbury Schweppes PLC ADR	6,879	304,189
Capita Group PLC	8,179	110,296
Carnival PLC ADR	2,333	94,067
Carphone Warehouse Group PLC	5,511	31,217
Centrica PLC ADR	4,803	284,711
Cobham PLC	15,475	61,514
Compass Group PLC ADR	27,176	174,057
Daily Mail & General Trust	4,037	34,682
Diageo PLC ADR	8,703	707,728
DSG International PLC	25,172	31,769
Emap PLC, Class B	2,945	27,510
Enterprise Inns PLC	7,350	58,616
Firstgroup PLC	5,936	66,481
Friends Provident PLC	24,936	61,257
GKN PLC ADR	9,613	58,130
GlaxoSmithKline PLC ADR	37,354	1,584,930
Group 4 Securicor PLC	15,728	71,194
Hammerson PLC, REIT	3,965	87,789
Hays PLC	19,844	45,061
HBOS PLC ADR	49,076	546,221
Home Retail Group	11,974	62,174
HSBC Holdings PLC ADR	30,621	2,520,108
ICAP PLC	7,063	79,875

	SHARES	VALUE

UNITED KINGDOM (continued)

IMI PLC	4,540	$41,034
Imperial Tobacco Group ADR	4,419	406,857
Inchcape PLC	6,046	48,306
Intercontinental Hotels Group PLC ADR	4,082	61,638
International Power PLC ADR	2,046	161,845
Invensys PLC ADR (b)	10,865	48,587
Investec PLC	5,381	36,202
ITV PLC	53,071	66,769
J Sainsbury PLC ADR	5,333	145,425
Johnson Matthey PLC ADR	1,481	118,035
Kazakhmys PLC	1,435	45,548
Kelda Group PLC	3,764	81,536
Kesa Electricals PLC	7,226	29,549
Kingfisher PLC ADR	15,980	83,847
Ladbrokes PLC ADR	8,594	53,164
Land Securities Group PLC, REIT	6,418	192,486
Legal & General Group PLC ADR	17,032	213,941
Liberty International PLC, REIT	3,465	67,180
Lloyds Tsb Group PLC ADR	18,479	663,396
LogicaCMG PLC	20,999	44,136
London Stock Exchange Group PLC	1,515	36,374
Lonmin PLC	1,057	64,516
Man Group PLC	18,724	206,353
Marks & Spencer Group PLC ADR	11,130	171,327
Meggitt PLC	8,939	48,991
Mitchells & Butlers PLC	5,493	37,447
Mondi PLC	5,070	42,117
National Express Group PLC	1,792	35,794
National Grid PLC ADR	7,044	492,587
Next PLC	3,050	69,045
Old Mutual PLC	71,287	156,561
Pearson PLC ADR	11,009	149,502
Persimmon PLC	3,918	59,571
Prudential Corp. PLC ADR	16,124	430,188
Punch Taverns PLC	3,628	38,866
Reckitt Benckiser Group PLC	8,318	461,413
Reed Elsevier PLC SP ADR	3,778	192,683
Rentokil Initial PLC ADR	4,952	47,858
Resolution PLC	9,357	127,298
Reuters Group PLC ADR	2,745	190,201
Rexam PLC ADR	1,751	74,214
Rio Tinto PLC ADR (a)	3,261	1,343,010
Rolls-Royce Group PLC SP ADR	4,727	189,309
Royal & Sun Alliance Insurance Group PLC	43,331	110,838
Royal Bank of Scotland Group PLC	136,579	915,476
SABmiller PLC ADR	11,798	258,874
Sage Group PLC (The)	17,768	66,426
Schroders PLC	1,542	28,747
Scottish & Newcastle PLC	10,948	171,899
Scottish & Southern Energy ADR	11,286	314,934
Segro PLC, REIT	5,946	60,034
Serco Group PLC	6,532	58,908
Severn Trent PLC	3,198	90,193
Shire PLC	3,799	73,505
Signet Group PLC	18,908	23,206
Signet Group PLC ADR	2,327	28,622
Smith & Nephew PLC ADR	2,545	167,945
Smiths Group PLC	5,251	98,109
Stagecoach Group PLC	7,239	34,818
Standard Chartered PLC	9,082	310,832
Standard Life PLC	28,743	140,676
Stolt-Nielsen SA (b)	437	9,115
Tate & Lyle PLC ADR	1,671	71,737
Taylor Woodrow PLC	15,638	58,275
Tesco PLC ADR	34,575	781,329
Thomas Cook Group PLC	6,675	38,473
Tomkins PLC ADR	2,993	42,560
Travis Perkins PLC	1,586	33,792
Tui Travel PLC	7,628	39,077

See Accompanying Note to Schedule of Investments

E*TRADE International Index Fund 31

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

UNITED KINGDOM (continued)

Tullow Oil PLC	9,794	$128,571
Unilever PLC ADR	17,125	577,455
United Business Media PLC	3,465	37,119
United Utilities PLC ADR	6,004	164,795
Vedanta Resources PLC	981	40,867
Vodafone Group PLC ADR	69,110	2,039,436
Whitbread PLC	2,692	62,432
William Hill PLC	4,817	35,974
William Morrison Supermarkets PLC	16,446	89,643
Wolseley PLC ADR	9,011	94,920
WPP Group PLC SP ADR	3,170	189,059
Yell Group PLC	10,635	32,551

		32,255,941
UNITED STATES – 0.0%

Citigroup, Inc.	3,206	68,678

TOTAL COMMON STOCKS (Cost $153,825,882)		164,386,167

EXCHANGE TRADED FUNDS – 1.7%

UNITED STATES – 1.7%

iShares MSCI EAFE Index Fund	38,603	2,775,556

TOTAL EXCHANGE TRADED FUNDS (Cost $2,718,127)		2,775,556

PREFERENCE STOCKS – 0.5%

GERMANY – 0.4%

Bayerische Motoren Werke AG	249	11,012
Fresenius SE	533	44,551
Henkel KGaA	2,431	112,788
Porsche AG	1,150	210,979
ProSiebensat.1 Media AG	1,120	24,313
Rwe AG ADR	532	50,655
Volkswagen AG	1,378	229,816

		684,114
ITALY – 0.1%

IFI Istituto Finanziario Industriale SpA (b)	786	21,721
Unipol SpA	12,276	35,383

		57,104
JAPAN – 0.0%

Ito En, Ltd.	227	2,566

TOTAL PREFERENCE STOCKS (Cost $528,958)		743,784

SHORT-TERM INVESTMENTS – 0.0%

UNITED STATES – 0.0%

BlackRock Liquidity Funds TempCash Portfolio	46,931	46,931

TOTAL SHORT-TERM INVESTMENTS (Cost $46,931)		46,931

TOTAL INVESTMENTS - 99.6% (COST $157,119,898)(b)		167,952,438
OTHER ASSETS LESS LIABILITIES - 0.4%		759,023

TOTAL NET ASSETS - 100.0%		$168,711,461

(a)	Securities (or a portion of securities) on loan. As of March 31, 2008, the market value of securities loaned was $9,894,612. The loans were secured with cash collateral of $10,143,228.
(b)	Non-income producing.
(c)	At March 31, 2008, the cost of investments for Federal income tax purposes is $157,119,898. Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$23,553,731
Gross Unrealized Depreciation	(12,721,191)

Net Unrealized Appreciation/Depreciation	$10,832,540

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$167,952,438
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$167,952,438

See Accompanying Note to Schedule of Investments

32 E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

COUNTRY	MARKET VALUE	% OF TOTAL NET ASSETS

JAPAN	$33,559,664	19.9%
UNITED KINGDOM	32,255,941	19.1%
FRANCE	16,524,428	9.8%
GERMANY	15,091,512	8.9%
SWITZERLAND	12,661,673	7.5%
AUSTRALIA	10,697,020	6.3%
NETHERLANDS	7,723,408	4.6%
SPAIN	7,485,039	4.4%
ITALY	5,797,259	3.5%
SWEDEN	3,972,188	2.4%
HONG KONG	3,673,846	2.2%
FINLAND	3,068,815	1.8%
UNITED STATES	2,844,234	1.7%
BELGIUM	2,151,752	1.3%
SINGAPORE	1,856,314	1.1%
DENMARK	1,695,382	1.0%
NORWAY	1,552,466	0.9%
IRELAND	1,248,816	0.7%
GREECE	1,164,630	0.7%
LUXEMBOURG	1,056,334	0.6%
AUSTRIA	952,534	0.6%
PORTUGAL	596,779	0.4%
NEW ZEALAND	184,200	0.1%
BERMUDA	91,273	0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	805,954	0.4%

	$168,711,461	100.0%

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

BANKS	$24,866,165	14.8%
OIL & GAS	11,990,011	7.1%
TELECOMMUNICATIONS	10,237,404	6.1%
PHARMACEUTICALS	9,376,403	5.6%
INSURANCE	8,988,732	5.3%
FOOD	8,468,302	5.0%
MINING	7,898,565	4.7%
ELECTRIC	6,447,673	3.8%
AUTO MANUFACTURERS	5,658,316	3.4%
CHEMICALS	5,092,834	3.0%
DIVERSIFED FINANCIAL SERVICES	4,512,820	2.7%
HOLDING COMPANIES	3,938,986	2.3%
REAL ESTATE	3,865,206	2.3%
ELECTRONICS	3,767,830	2.2%
TRANSPORTATION	3,209,778	1.9%
RETAIL	3,177,889	1.9%
ENGINEERING & CONSTRUCTION	2,953,523	1.8%
MANUFACTURERS	2,823,964	1.7%
MEDIA	2,630,885	1.6%
BEVERAGES	2,628,102	1.6%
ELECTRICAL COMPONENTS & EQUIPMENT	2,310,606	1.4%
BUILDING MATERIALS	2,249,922	1.3%
MACHINE - DIVERSIFIED	2,246,465	1.3%
DISTRIBUTION / WHOLESALE	2,139,010	1.3%
IRON / STEEL	1,958,957	1.2%
COMMERCIAL SERVICES	1,920,934	1.1%
AGRICULTURE	1,541,593	0.9%
COMPUTER SOFTWARE	1,490,434	0.9%
AUTO PARTS & EQUIPMENT	1,417,867	0.8%
ELECTRIC UTILITIES	1,294,391	0.8%
HOME FURNISHINGS	1,265,479	0.8%
HEALTH CARE	1,196,503	0.7%
AEROSPACE / DEFENSE	1,121,670	0.7%
GAS	1,072,414	0.6%
OFFICE / BUSINESS EQUIPMENT	911,788	0.5%
ENTERTAINMENT	907,787	0.5%
COSMETICS / PERSONAL CARE	875,989	0.5%
REAL ESTATE INVESTMENT TRUST (REIT)	749,439	0.5%
WATER	740,248	0.4%
HOUSEHOLD PRODUCTS / WARE	732,590	0.4%
SEMICONDUCTORS	718,029	0.4%
COMPUTERS INDUSTRY	717,694	0.4%
LEISURE TIME	665,079	0.4%
HAND / MACHINE TOOLS	562,179	0.3%
APPAREL	528,836	0.3%
FOREST PRODUCTS & PAPER	517,155	0.3%
AIRLINE	482,448	0.3%
METAL FABRICATE / HARDWARE	466,579	0.3%
OIL & GAS SERVICES	386,194	0.2%
HOME BUILDERS	367,357	0.2%
INTERNET	342,228	0.2%
ADVERTISING	300,377	0.2%
TEXTILES	283,662	0.2%
PACKAGING & CONTAINERS	215,826	0.1%
INVESTMENT COMPANY	194,488	0.1%
CONGLOMERATES	187,589	0.1%
ENERGY EQUIPMENT & SERVICES	161,572	0.1%
BIOTECHNOLOGY	130,741	0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	805,954	0.4%

	$168,711,461	100.0%

See Accompanying Note to Schedule of Investments

E*TRADE International Index Fund 33

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS – 97.2%

COMMERCIAL SERVICES – 4.5%

Alliance Data Systems Corp. (a)	1,363	$64,756
Amazon.com, Inc. (a)	5,399	384,949
BearingPoint, Inc. (a)	3,509	5,895
Convergys Corp. (a)	2,218	33,403
eBay, Inc. (a)	19,526	582,656
Euronet Worldwide, Inc. (a)	893	17,199
Gartner, Inc., Class A (a)	1,138	22,009
Hewitt Associates, Inc., Class A (a)	1,803	71,705
Iron Mountain, Inc. (a)	3,089	81,673
MPS Group, Inc. (a)	1,670	19,739
NutriSystem, Inc (a)(b)	566	8,530
Plexus Corp. (a)	813	22,805
Priceline.com, Inc. (a)(b)	673	81,339
SAIC, Inc. (a)	2,920	54,283
Western Union Co. (The)	13,122	279,105
Wright Express Corp. (a)	687	21,112

		1,751,158
COMPUTER FACILITIES MANAGEMENT – 0.4%

Cognizant Technology Solutions Corp., Class A (a)	5,028	144,957
COMPUTER INTEGRATED SYSTEMS DESIGN – 1.3%

BEA Systems, Inc. (a)	7,095	135,869
Brocade Communications Systems, Inc. (a)	6,583	48,056
Computer Sciences Corp. (a)	2,864	116,823
Diebold, Inc.	1,151	43,220
Jack Henry & Associates, Inc.	1,344	33,156
MICROS Systems, Inc. (a)	1,418	47,730
NCR Corp. (a)	3,058	69,814
TIBCO Software, Inc. (a)	3,300	23,562

		518,230
COMPUTER PERIPHERAL EQUIPMENT – 10.1%

3Com Corp. (a)	6,906	15,815
Anixter International, Inc. (a)(b)	528	33,813
Cisco Systems, Inc. (a)	104,349	2,513,767
Electronics For Imaging, Inc. (a)	989	14,756
Emulex Corp. (a)	1,499	24,344
Juniper Networks, Inc. (a)	9,165	229,125
Lexmark International, Inc. (a)	1,662	51,057
Palm, Inc. (b)	1,948	9,740
QLogic Corp. (a)	2,370	36,380
Research In Motion, Ltd. (a)	8,260	927,020
Sigma Designs, Inc. (a)(b)	505	11,448
Synaptics, Inc. (a)	420	10,030

		3,877,295
COMPUTER PROGRAMMING SERVICES – 0.1%

Informatica Corp. (a)	1,540	26,272
COMPUTER RELATED SERVICES – 1.4%

CACI International, Inc., Class A (a)	526	23,959
Electronic Data Systems Corp.	8,868	147,652
FactSet Research Systems, Inc.	743	40,025
IAC/InterActiveCorp. (a)	3,192	66,266
Paychex, Inc.	5,665	194,083
Red Hat, Inc. (a)	3,403	62,581

		534,566
COMPUTER STORAGE DEVICES – 1.6%

EMC Corp. (a)	36,771	527,296
Imation Corp.	586	13,326
SanDisk Corp. (a)	4,010	90,506

		631,128
COMPUTERS – 6.6%

Apple, Inc. (a)	15,385	2,207,747
NetApp, Inc. (a)	6,013	120,561
Perot Systems Corp., Class A (a)	1,516	22,801
Riverbed Technology, Inc. (a)	445	6,613

	SHARES	VALUE

COMPUTERS (continued)

Syntel, Inc.	223	$5,943
Teradata Corp. (a)	3,134	69,136
Western Digital Corp. (a)	3,886	105,077

		2,537,878
COMPUTERS, PERIPHERAL & SOFTWARE – 1.6%

Autodesk, Inc. (a)	4,041	127,211
McAfee, Inc. (a)	2,841	94,009
National Instruments Corp.	1,005	26,271
NVIDIA Corp. (a)(b)	9,725	192,458
Open Text Corp. (a)(b)	890	27,866
Salesforce.com, Inc. (a)	1,441	83,391
Sybase, Inc. (a)	1,552	40,818
Zebra Technologies Corp., Class A (a)	1,177	39,218

		631,242
DATA PROCESSING & PREPARATION – 2.7%

Acxiom Corp.	1,186	14,078
Affiliated Computer Services, Inc., Class A (a)	1,680	84,185
Automatic Data Processing, Inc.	9,150	387,868
Broadridge Financial Solutions, Inc.	2,414	42,486
DST Systems, Inc. (a)(b)	883	58,048
Fidelity National Information Services, Inc.	2,995	114,229
Fiserv, Inc. (a)	2,878	138,403
MoneyGram International, Inc.	1,547	2,877
Total System Services, Inc.	3,480	82,337
VeriSign, Inc. (a)	3,735	124,151

		1,048,662
DISTRIBUTION / WHOLESALE – 0.2%

Brightpoint, Inc. (a)	921	7,700
Ingram Micro, Inc., Class A (a)	2,647	41,902
Tech Data Corp. (a)	949	31,127

		80,729
ELECTRONIC COMPONENTS – 0.9%

AVX Corp.	921	11,798
Celestica, Inc. (a)	3,487	23,433
MEMC Electronic Materials, Inc. (a)	3,998	283,458
Sanmina-SCI Corp. (a)	9,278	15,030
Vishay Intertechnology, Inc. (a)	3,261	29,545

		363,264
ELECTRONIC COMPUTERS – 15.1%

Advent Software, Inc. (a)	313	13,340
Dell, Inc. (a)	39,229	781,442
Hewlett-Packard Co.	43,155	1,970,457
International Business Machines Corp.	24,233	2,790,188
Sun Microsystems, Inc. (a)	13,877	215,510
Unisys Corp. (a)	6,279	27,816

		5,798,753
ELECTRONIC PARTS & EQUIPMENT – 1.4%

Arrow Electronics, Inc. (a)	2,125	71,506
Avnet, Inc. (a)	2,632	86,145
Benchmark Electronics, Inc. (a)	1,240	22,258
Molex, Inc.	2,461	56,997
Tyco Electronics, Ltd.	8,532	292,818

		529,724
ELECTRONICS – 1.7%

Agilent Technologies, Inc. (a)	6,390	190,614
Amphenol Corp., Class A	3,087	114,991
Cogent, Inc. (a)(b)	825	7,780
Cymer, Inc. (a)	549	14,296
Dolby Laboratories, Inc., Class A (a)	684	24,802
FLIR Systems, Inc. (a)	2,386	71,795
Itron, Inc. (a)	530	47,822
L-1 Identity Solutions, Inc. (a)	1,094	14,550
Mentor Graphics Corp. (a)	1,570	13,863
Mettler-Toledo International, Inc. (a)	617	59,923

See Accompanying Note to Schedule of Investments

34 E*TRADE Technology Index Fund

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

ELECTRONICS (continued)

Rofin-Sinar Technologies, Inc. (a)	517	$23,213
Skyworks Solutions, Inc. (a)	2,804	20,413
Trimble Navigation, Ltd. (a)	2,120	60,611

		664,673
INTERNET SOFTWARE & SERVICES – 7.0%

CNET Networks, Inc. (a)(b)	2,610	18,531
DealerTrack Holdings, Inc. (a)	535	10,818
EarthLink, Inc. (a)	1,914	14,451
Equinix, Inc. (a)(b)	653	43,418
Expedia, Inc. (a)	3,649	79,877
Google, Inc., Class A (a)(b)	4,059	1,787,868
j2 Global Communications, Inc. (a)	851	18,994
NetFlix, Inc. (a)	781	27,062
Valueclick, Inc. (a)	1,703	29,377
Yahoo!, Inc. (a)	23,407	677,165

		2,707,561
NETWORK EQUIPMENT – 0.3%

Foundry Networks, Inc. (a)	2,626	30,409
Nortel Networks Corp. (a)	7,573	50,663
Sonus Networks, Inc. (a)(b)	4,731	16,275
Sycamore Networks, Inc. (a)	3,405	12,462

		109,809
OFFICE ELECTRONICS – 0.6%

Xerox Corp.	16,008	239,640
PREPACKAGED SOFTWARE – 15.8%

ACI Worldwide, Inc. (a)(b)	629	12,530
Adobe Systems, Inc. (a)	9,936	353,622
BMC Software, Inc. (a)	3,390	110,243
Cadence Design System, Inc. (a)	4,870	52,012
Citrix Systems, Inc. (a)	3,243	95,117
Compuware Corp. (a)	4,800	35,232
Electronic Arts, Inc. (a)	5,545	276,806
Intuit, Inc. (a)	5,761	155,605
Lawson Software, Inc. (a)	2,212	16,656
Macrovision Corp. (a)	946	12,771
Microsoft Corp. (b)	110,915	3,147,768
MicroStrategy, Inc., Class A (a)	163	12,060
Novell, Inc. (a)	6,295	39,596
Nuance Communications, Inc. (a)	2,890	50,315
Oracle Corp. (a)	69,236	1,354,256
Quest Software, Inc. (a)	1,259	16,455
RealNetworks, Inc. (a)	1,644	9,420
Symantec Corp. (a)	14,816	246,242
Synopsys, Inc. (a)	2,483	56,389
Wind River Systems, Inc. (a)	1,330	10,294

		6,063,389
PRINTED CIRCUIT BOARDS – 0.1%

Jabil Circuit, Inc.	3,642	34,453
PROCESS CONTROL INSTRUMENTS – 0.1%

Teradyne, Inc. (a)	3,051	37,893
RADIO & TV COMMUNICATIONS EQUIPMENT – 4.0%

Motorola, Inc. (b)	39,558	367,889
QUALCOMM, Inc.	28,223	1,157,143

		1,525,032
SEMICONDUCTORS – 0.6%

Formfactor, Inc. (a)	814	15,547
Intersil Corp., Class A	2,218	56,936
Microsemi Corp. (a)	1,350	30,780
ON Semiconductor Corp. (a)	5,713	32,450
PMC-Sierra, Inc. (a)	3,822	21,785
Semtech Corp. (a)	1,173	16,809
Silicon Laboratories, Inc. (a)	922	29,080
SiRF Technology Holdings, Inc. (a)(b)	1,097	5,584
Spansion, Inc., Class A (a)	1,590	4,371
Zoran Corp. (a)	946	12,922

		226,264

	SHARES	VALUE

SEMICONDUCTORS EQUIPMENT – 11.5%

Advanced Micro Devices, Inc. (a)	10,453	$61,568
Altera Corp.	5,379	99,135
Amkor Technology, Inc. (a)	2,062	22,063
Analog Devices, Inc.	5,145	151,880
Applied Micro Circuits Corp. (a)	1,194	8,573
Atmel Corp. (a)	7,928	27,589
Broadcom Corp., Class A (a)	8,147	156,993
Cree, Inc. (a)(b)	1,559	43,590
Cypress Semiconductor Corp. (a)	2,673	63,110
Entegris, Inc. (a)	2,000	14,380
Fairchild Semiconductor International,Inc. (a)	2,234	26,629
Hittite Microwave Corp. (a)	295	11,039
Integrated Device Technology, Inc. (a)	3,421	30,550
Intel Corp. (b)	101,320	2,145,958
International Rectifier Corp. (a)	1,314	28,251
JDS Uniphase Corp. (a)	3,949	52,877
KLA-Tencor Corp.	3,154	117,013
Linear Technology Corp.	3,870	118,770
LSI Logic Corp. (a)(b)	11,572	57,281
Micrel, Inc.	904	8,380
Microchip Technology, Inc.	3,305	108,173
Micron Technology, Inc. (a)	13,445	80,267
MKS Instruments, Inc. (a)	802	17,163
National Semiconductor Corp.	3,971	72,749
OmniVision Technologies, Inc. (a)(b)	982	16,517
Rambus, Inc. (a)	1,625	37,879
RF Micro Devices, Inc. (a)	5,401	14,367
Tessera Technologies, Inc. (a)	828	17,222
Texas Instruments, Inc.	23,217	656,345
Varian Semiconductor Equipment Associates, Inc. (a)	1,314	36,989
Xilinx, Inc.	5,012	119,035

		4,422,335
SOFTWARE – 3.1%

Activision, Inc. (a)	5,145	140,510
Akamai Technologies, Inc. (a)	2,925	82,368
Ansys, Inc. (a)	1,355	46,775
Avid Technology, Inc. (a)	564	13,728
Avocent Corp. (a)	799	13,503
CA, Inc.	6,786	152,685
Concur Technologies, Inc. (a)	770	23,908
Digital River, Inc. (a)	699	21,648
F5 Networks, Inc. (a)	1,486	27,001
Fair Isaac Corp.	856	18,421
Global Payments, Inc.	1,391	57,532
ManTech International Corp., Class A (a)	352	15,967
MasterCard, Inc., Class A (b)	1,124	250,641
Metavante Technologies, Inc. (a)	1,542	30,825
NAVTEQ Corp. (a)	1,726	117,368
Omniture, Inc. (a)	727	16,874
Parametric Technology Corp. (a)	2,034	32,503
Progress Software Corp. (a)	757	22,649
Solera Holdings, Inc. (a)	466	11,352
SRA International, Inc., Class A (a)	751	18,257
Take-Two Interactive Software, Inc. (a)	1,322	33,737
THQ, Inc. (a)	1,168	25,462
VeriFone Holdings, Inc. (a)	1,099	17,441
Websense, Inc. (a)	837	15,694

		1,206,849
SPECIAL INDUSTRY MACHINERY – 1.6%

Applied Materials, Inc.	23,695	462,289
Intermec, Inc. (a)	842	18,684
Lam Research Corp. (a)	2,179	83,281
Novellus Systems, Inc. (a)	1,784	37,553

		601,807
TELECOMMUNICATIONS – 0.3%

Atheros Communications, Inc. (a)	997	20,777

See Accompanying Note to Schedule of Investments

E*TRADE Technology Index Fund 35

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

	SHARES	VALUE

TELECOMMUNICATIONS (continued)

NeuStar, Inc., Class A (a)	1,383	$36,622
Polycom, Inc. (a)	1,571	35,410
SAVVIS, Inc. (a)	495	8,054

		100,863
TELECOMMUNICATIONS EQUIPMENT – 2.3%

ADTRAN, Inc.	1,011	18,703
Arris Group, Inc. (a)	2,464	14,340
CommScope, Inc. (a)(b)	1,199	41,761
Corning, Inc. (b)	27,560	662,542
Harris Corp.	2,373	115,162
InterDigital, Inc. (a)	853	16,898
Tekelec (a)	1,186	14,766

		884,172
TELEPHONE & TELEGRAPH APPARATUS – 0.3%

ADC Telecommunications, Inc. (a)	2,136	25,803
Ciena Corp. (a)	1,546	47,663
Tellabs, Inc. (a)	7,243	39,474

		112,940

TOTAL COMMON STOCKS (Cost $34,987,971)		37,411,538

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 2.9%

BlackRock Liquidity Funds TempCash Portfolio	893,120	893,120
U.S. Treasury Bill 1.98% (b), 07/24/2008 (c)	$220,000	219,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,111,741)		1,112,172

TOTAL INVESTMENTS - 100.1% (COST $36,099,712) (d)		38,523,710
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.1%)		(25,873)

TOTAL NET ASSETS - 100.0%		$38,497,837

(a)	Non-income producing.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2008, the market value of securities loaned was $9,019,128. The loans were secured with cash collateral of $9,289,399.
(c)	Yield to Maturity.
(d)	Security with an aggregate market value of $219,052 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2008:

Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation

7	NASDAQ 100 Futures	06/20/2008	$1,253,350	$42,440

(e)	At March 31, 2008, the cost of investments for federal income tax purposes is $36,099,712.

Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$8,137,409
Gross Unrealized Depreciation	(5,713,411)

Net Unrealized Appreciation/Depreciation	$2,423,998

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*

Level 1 – Quoted Prices	$38,304,658	$42,440
Level 2 – Other Significant Observable Inputs	219,052	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$38,523,710	$42,440

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

PREPACKAGED SOFTWARE	$6,063,389	15.8%
ELECTRONIC COMPUTERS	5,798,753	15.1%
SEMICONDUCTORS EQUIPMENT	4,422,335	11.5%
COMPUTER PERIPHERAL EQUIPMENT	3,877,295	10.1%
INTERNET SOFTWARE & SERVICES	2,707,561	7.0%
COMPUTERS	2,537,878	6.6%
COMMERCIAL SERVICES	1,751,158	4.5%
RADIO & TV COMMUNICATIONS EQUIPMENT	1,525,032	4.0%
SOFTWARE	1,206,849	3.1%
DATA PROCESSING & PREPARATION	1,048,662	2.7%
TELECOMMUNICATIONS EQUIPMENT	884,172	2.3%
ELECTRONICS	664,673	1.7%
COMPUTERS, PERIPHERAL & SOFTWARE	631,242	1.6%
COMPUTER STORAGE DEVICES	631,128	1.6%
SPECIAL INDUSTRY MACHINERY	601,807	1.6%
COMPUTER RELATED SERVICES	534,566	1.4%
ELECTRONIC PARTS & EQUIPMENT	529,724	1.4%
COMPUTER INTEGRATED SYSTEMS DESIGN	518,230	1.3%
ELECTRONIC COMPONENTS	363,264	0.9%
OFFICE ELECTRONICS	239,640	0.6%
SEMICONDUCTORS	226,264	0.6%
COMPUTER FACILITIES MANAGEMENT	144,957	0.4%
TELEPHONE & TELEGRAPH APPARATUS	112,940	0.3%
NETWORK EQUIPMENT	109,809	0.3%
TELECOMMUNICATIONS	100,863	0.3%
DISTRIBUTION / WHOLESALE	80,729	0.2%
PROCESS CONTROL INSTRUMENTS	37,893	0.1%
PRINTED CIRCUIT BOARDS	34,453	0.1%
COMPUTER PROGRAMMING SERVICES	26,272	0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	1,086,299	2.8%

	$38,497,837	100.0%

See Accompanying Note to Schedule of Investments

36 E*TRADE Technology Index Fund

E*TRADE Delphi Value Fund SCHEDULE OF INVESTMENTS March 31, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS – 90.3%

ADVERTISING – 2.7%

Publicis Groupe, ADR	41,500	$1,591,376
WPP Group PLC SP ADR	23,847	1,422,235

		3,013,611
AEROSPACE / TECHNOLOGY – 12.4%

Applied Materials, Inc.	70,300	1,371,553
Arrow Electronics, Inc. (a)	57,200	1,924,780
Avnet, Inc. (a)	55,500	1,816,515
Canon, Inc., ADR	4,600	213,302
Check Point Software Technologies, Ltd. (a)	46,000	1,030,400
KLA-Tencor Corp.	31,100	1,153,810
Micron Technology, Inc. (a)	161,975	966,991
Seagate Technology	77,000	1,612,380
Texas Instruments, Inc.	36,500	1,031,855
Western Digital Corp. (a)	49,200	1,330,368
Xilinx, Inc.	55,500	1,318,125

		13,770,079
BANKING – 2.9%

Colonial BancGroup, Inc. (b)	67,200	647,136
Southwest Bancorp, Inc.	52,100	912,271
Wells Fargo & Co.	57,500	1,673,250

		3,232,657
BASIC MATERIALS – 6.8%

Commercial Metals Co.	50,000	1,498,500
Companhia Vale do Rio Doce, ADR	48,850	1,692,164
Dow Chemical Co. (b)	33,300	1,227,105
Gerdau Ameristeel Corp.	103,000	1,453,330
Norsk Hydro ASA ADR	65,300	953,465
NovaGold Resources, Inc. (a)(b)	91,000	701,610

		7,526,174
CONGLOMERATES – 6.0%

Berkshire Hathaway, Inc., Class B (a)	851	3,806,438
Dover Corp.	32,500	1,357,850
Loews Corp.	36,500	1,468,030

		6,632,318
CONSTRUCTION & REAL ESTATE – 1.7%

General Growth Properties, Inc., REIT	26,155	998,336
United Rentals, Inc. (a)	46,900	883,596

		1,881,932
CONSUMER RELATED – 8.0%

Ashford Hospitality Trust, Inc.	128,000	727,040
DiamondRock Hospitality Co.	77,700	984,459
Honda Motor Co., Ltd., ADR	51,100	1,472,191
Nokia Oyj, ADR	49,000	1,559,670
Sunstone Hotel Investors, Inc.	52,000	832,520
Toyota Motor Corp. ADR (b)	15,500	1,563,795
Walt Disney Co. (The)	54,000	1,694,520

		8,834,195
ENERGY – 14.1%

Apache Corp.	15,370	1,857,003
Devon Energy Corp.	15,000	1,564,950
Diamond Offshore Drilling, Inc.	12,000	1,396,800
ENSCO International, Inc.	25,300	1,584,286
Hercules Offshore, Inc. (a)	53,000	1,331,360
Nabors Industries, Ltd. (a)	47,500	1,604,075
Nexen, Inc.	47,740	1,413,581
StatoilHydro ASA, SP ADR (b)	42,736	1,276,524
Whiting Petroleum Corp. (a)	26,600	1,719,690
XTO Energy, Inc.	30,585	1,891,988

		15,640,257

	SHARES	VALUE

FINANCIAL SERVICES – 4.6%

American Express Co.	31,000	$1,355,320
Ares Capital Corp.	83,100	1,044,567
Ares Capital Corp. Rights, expiring 04/21/08 (a)	27,700	—
Goldman Sachs Group, Inc. (The)	9,904	1,638,023
NorthStar Realty Finance Corp. (b)	134,000	1,094,780

		5,132,690
FOOD & BEVERAGE – 3.7%

Darden Restaurants, Inc.	36,500	1,188,075
Jack in the Box, Inc. (a)	42,500	1,141,975
Pepsi Bottling Group, Inc.	51,000	1,729,410

		4,059,460
INSURANCE – 5.6%

Aspen Insurance Holdings, Ltd.	51,500	1,358,570
Endurance Specialty Holdings, Ltd.	37,000	1,354,200
IPC Holdings, Ltd.	39,000	1,092,000
RenaissanceRe Holdings, Ltd.	27,200	1,411,952
SAFECO Corp.	22,230	975,452

		6,192,174
MANUFACTURING – 5.0%

Altra Holdings, Inc. (a)	91,000	1,223,950
Ingersoll-Rand Co., Ltd., Class A (b)	40,700	1,814,406
Johnson Controls, Inc.	34,300	1,159,340
Terex Corp. (a)	21,000	1,312,500

		5,510,196
PHARMACEUTICALS – 1.9%

AstraZeneca PLC, SP ADR	29,600	1,124,504
ViroPharma, Inc. (a)(b)	103,430	924,664

		2,049,168
PUBLISHING & BROADCASTING – 4.9%

British Sky Broadcasting Group PLC, ADR	25,500	1,129,650
Comcast Corp., Class A (a)	74,850	1,419,905
News Corp., Class B	81,400	1,549,856
Washington Post Co. (The),Class B	2,087	1,380,551

		5,479,962
RETAIL – 5.7%

Abercrombie & Fitch Co., Class A	20,000	1,462,800
American Eagle Outfitters, Inc.	58,500	1,024,335
Ethan Allen Interiors, Inc. (b)	45,500	1,293,565
Macy’s, Inc.	37,300	860,138
Ross Stores, Inc.	55,991	1,677,490

		6,318,328
TRANSPORTATION – 4.3%

DryShips, Inc.	18,500	1,108,335
FedEx Corp.	14,000	1,297,380
Norfolk Southern Corp.	27,500	1,493,800
Teekay Shipping Corp. (b)	19,030	808,204

		4,707,719

TOTAL COMMON STOCKS (Cost $86,261,514)		99,980,920

TRACKING STOCK – 1.2%

PUBLISHING & BROADCASTING – 1.2%

Liberty Media Corp - Entertainment, Class A (a)	60,000	1,358,400

TOTAL TRACKING STOCK (Cost $902,698)		1,358,400

See Accompanying Note to Schedule of Investments

E*TRADE Delphi Value Fund 37

E*TRADE Delphi Value Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

	SHARES	VALUE

MUTUAL FUNDS – 10.1%

BlackRock Liquidity Funds TempCash Portfolio	11,245,235	$11,245,235

TOTAL MUTUAL FUNDS (Cost $11,245,235)		11,245,235

TOTAL INVESTMENTS - 101.6%
(Cost $98,409,447) (c)		112,584,555
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (1.6%)		(1,806,906)

TOTAL NET ASSETS - 100.0%		$110,777,649

(a)	Non-income producing.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2008, the market value of securities loaned was $8,214,847. The loans were secured with cash collateral of $8,599,866.
(c)	At March 31, 2008, the cost of investments for federal income tax purposes is $98,409,447.

	Unrealized appreciation (depreciation) is as follows:

	Gross Unrealized Appreciation	$22,644,581
	Gross Unrealized Depreciation	(8,469,473)

	Net Unrealized Appreciation/Depreciation	$14,175,108

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$112,584,555
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$112,584,555

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

ENERGY	$15,640,257	14.1%
AEROSPACE / TECHNOLOGY	13,770,079	12.4%
CASH EQUIVALENTS-TAXABLE	11,245,235	10.1%
CONSUMER RELATED	8,834,195	8.0%
BASIC MATERIALS	7,526,174	6.8%
PUBLISHING & BROADCASTING	6,838,362	6.1%
CONGLOMERATES	6,632,318	6.0%
RETAIL	6,318,328	5.7%
INSURANCE	6,192,174	5.6%
MANUFACTURING	5,510,196	5.0%
FINANCIAL SERVICES	5,132,690	4.6%
TRANSPORTATION	4,707,719	4.3%
FOOD & BEVERAGE	4,059,460	3.7%
BANKING	3,232,657	2.9%
ADVERTISING	3,013,611	2.7%
PHARMACEUTICALS	2,049,168	1.9%
CONSTRUCTION & REAL ESTATE	1,881,932	1.7%
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	(1,806,906)	(1.6	) %

	$110,777,649	100.0%

See Accompanying Note to Schedule of Investments

38 E*TRADE Delphi Value Fund

E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	SHARES	VALUE

MUTUAL FUNDS – 100.0%

LARGE CAP GROWTH – 24.1%

Columbia Select Large Cap Growth Fund - Class Z (a)	576,289	$6,512,068
T. Rowe Price Blue Chip Growth Fund	311,257	10,984,259

		17,496,327
LARGE CAP BLEND – 17.1%

Longleaf Partners Fund	139,448	4,120,692
Oakmark Select Fund - Class I	120,345	2,830,523
Rydex Russell Top 50 ETF	54,900	5,413,689

		12,364,904
LARGE CAP VALUE – 14.7%

Ameristock Mutual Fund, Inc.	132,529	5,077,188
Diamonds Trust - Series I, ETF	45,300	5,547,891

		10,625,079
SMALL CAP VALUE – 6.8%

Longleaf Partners Small Cap Fund	204,843	4,895,737
SECTOR – 5.5%

Fidelity Select Chemicals Portfolio	8,802	701,578
Fidelity Select Medical Equipment & Systems Fund	53,363	1,280,183
Franklin Gold and Precious Metals Fund	50,621	2,032,934

		4,014,695
INTERNATIONAL EQUITY - DEVELOPED – 9.3%

Julius Baer International Equity - Class I	98,234	3,987,298
Third Avenue International Value Fund	144,606	2,725,820

		6,713,118
INTERNATIONAL EQUITY - EMERGING – 2.9%

SSgA Emerging Markets Fund	79,478	2,099,023
ALTERNATIVE – 13.7%

Hussman Strategic Growth Fund	159,337	2,484,066
PIMCO All Asset Fund - Class I	590,317	7,443,901

		9,927,967
BOND – 4.9%

Loomis Sayles Bond Fund	253,471	3,576,477
MONEY MARKET – 1.0%

BlackRock Liquidity Funds TempCash Portfolio	758,193	758,193

TOTAL MUTUAL FUNDS (Cost $65,070,974)		72,471,520

TOTAL INVESTMENTS - 100.0% (COST $65,070,974) (b)		72,471,520
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - 0.0%		(6,175)

NET ASSETS - 100.0%		$72,465,345

(a)	Non-income producing.
(b)	At March 31, 2008, the cost of investments for federal income tax purposes is $65,070,974. Unrealized appreciation (depreciation) is as follows:

	Gross Unrealized Appreciation	$9,041,520
	Gross Unrealized Depreciation	(1,640,974)

	Net Unrealized Appreciation/Depreciation	$7,400,546

ETF	Exchange Traded Fund

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Note to Schedule of Investments):

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$72,471,520
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$72,471,520

FUND	MARKET VALUE	% OF TOTAL NET ASSETS

LARGE CAP GROWTH	$17,496,327	24.1%
LARGE CAP BLEND	12,364,904	17.1%
LARGE CAP VALUE	10,625,079	14.7%
ALTERNATIVE	9,927,967	13.7%
INTERNATIONAL EQUITY - DEVELOPED	6,713,118	9.3%
SMALL CAP VALUE	4,895,737	6.8%
SECTOR	4,014,695	5.5%
BOND	3,576,477	4.9%
INTERNATIONAL EQUITY - EMERGING	2,099,023	2.9%
MONEY MARKET	758,193	1.0%
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	(6,175)	—%

	$72,465,345	100.0%

See Accompanying Note to Schedule of Investments

E*TRADE Kobren Growth Fund 39

SECURITY VALUATION

The underlying funds of the E*TRADE Kobren Growth Fund are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. All other investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board. Investments in debt securities which mature in more than 60 days are valued on the basis of market quotations.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of March 31, 2008 is included with each Funds’ Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

40

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	E*TRADE Funds

By (Signature and Title)*	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(Principal Executive Officer)

Date	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(Principal Executive Officer)

Date	May 27, 2008

By (Signature and Title)	/s/ Matthew Audette
Matthew Audette, Treasurer
(Principal Financial Officer)

Date	May 27, 2008